UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05957
                                                     ---------------------

                      Nuveen Municipal Advantage Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                --------------------------------
                                                SEMIANNUAL REPORT April 30, 2007
                                                --------------------------------

                                     Nuveen Investments
                                     Municipal Closed-End Funds


           NUVEEN PERFORMANCE
               PLUS MUNICIPAL
                   FUND, INC.
                          NPP

             NUVEEN MUNICIPAL
         ADVANTAGE FUND, INC.
                          NMA

             NUVEEN MUNICIPAL
           MARKET OPPORTUNITY
                   FUND, INC.
                          NMO

              NUVEEN DIVIDEND
                    ADVANTAGE
               MUNICIPAL FUND
                          NAD

              NUVEEN DIVIDEND
                    ADVANTAGE
             MUNICIPAL FUND 2
                          NXZ

              NUVEEN DIVIDEND
                    ADVANTAGE
             MUNICIPAL FUND 3
                          NZF


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                                     DEPENDABLE,
                                     TAX-FREE INCOME BECAUSE
                                     IT'S NOT WHAT YOU EARN,
                                     IT'S WHAT YOU KEEP.(R)


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                                                                     INVESTMENTS

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                                                                 NUVEEN
                                                                     INVESTMENTS

      Chairman's
            LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

      Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

      For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well-balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.

"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

      We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

      We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

      Sincerely,


      /s/ Timothy R. Schwertfeger

      Timothy R. Schwertfeger
      CHAIRMAN OF THE BOARD

      June 15, 2007

Nuveen Investments Municipal Closed-End Funds
NPP, NMA, NMO, NAD, NXZ, NZF

Portfolio Managers'
         COMMENTS

PORTFOLIO MANAGERS TOM SPALDING AND PAUL BRENNAN REVIEW KEY INVESTMENT STRATEGIES AND THE SIX-MONTH PERFORMANCE OF THESE SIX NATIONAL FUNDS. A 30-YEAR VETERAN OF NUVEEN, TOM HAS MANAGED NXZ SINCE ITS INCEPTION IN 2001 AND NPP, NMA, NMO, AND NAD SINCE 2003. WITH 16 YEARS OF INVESTMENT EXPERIENCE AT NUVEEN, PAUL ASSUMED PORTFOLIO MANAGEMENT RESPONSIBILITY FOR NZF IN JULY 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2007?

During this six-month period, we continued to see a further flattening of the municipal bond yield curve. In this environment, where the slope of the yield curve remained a dominant market factor, we continued to emphasize a disciplined approach to duration 1 management and yield curve positioning. As part of this approach, our purchases for the Funds' portfolios focused mainly on attractively priced bonds with maturities of 20 years and longer in NPP, NMA, NMO, NAD, and NXZ and 25 years and longer in NZF. We believed that bonds in this range of the curve generally offered more attractive yields, better value, and reward opportunities more commensurate with their risk levels.

Our duration management strategies during this period included the use of inverse floating rate trusts, 2 a type of derivative financial instrument, in all six of these Funds. The inverse floaters had the dual benefit of increasing the Funds' distributable income and bringing their durations closer to our preferred strategic target. In past shareholder reports, we also discussed the use of forward interest rate swaps and futures contracts, which are additional types of derivative instruments, as duration management tools. During this reporting period, NZF continued to use both of these tools to help increase net asset value (NAV) volatility.

We also continued to put emphasis on individual credit selection, using a long-term relative value approach. During this period, the municipal market saw steady new money issuance as well as a number of major advance refundings 3 and debt restructurings, which provided us with an increased number of bonds from which to choose. For the six months ended April 30, 2007, municipal issuance nationwide

1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 An inverse floating rate trust is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the six-month period, are further defined within the "Notes to Financial Statements" and "Glossary of Terms Used in This Report" sections of this shareholder report.

3 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

totaled $223.7 billion, up 32% compared with the six-month period ended April 30, 2006. During the first four months of 2007, supply increased 37% over that of the first four months of 2006--to $135.4 billion--primarily due to a 71% increase in refundings during this period.

Much of the new supply was highly rated and/or insured, and this factor, combined with the enhanced credit quality resulting from a number of advance refundings, meant that the Funds' allocations of credits rated AAA generally increased over this period. We also continued to work to maintain the Funds' weightings of lower credit quality bonds because of their strong performance and support for the Funds' income streams. However, as credit spreads continued to tighten, we generally found fewer attractively structured lower-rated credit opportunities in the market.

In NPP, NMA, NMO, NAD, and NXZ, most of the cash we redeployed during this period came from called holdings, which we used to enhance the Funds' diversification by investing in a variety of essential services sectors such as water and sewer and utilities. We also continued to keep these Funds well diversified geographically, looking to states with stronger issuance, including California, Texas, New York, Florida and Illinois for many of the additions to our portfolios.

In NZF, in addition to reinvesting a few bond call proceeds, we selectively sold some of the Fund's holdings that were nearing redemption. We continued to redeploy proceeds to bonds that could help us increase income-generating potential, such as credits with unusual types of coupons, including zero coupon and discount bonds. This purchase activity during this period was also directed toward higher-grade bonds with interesting structures and characteristics that represented opportunities to add value, manage duration and volatility, and support earnings.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE

For periods ended 4/30/07

                       CUMULATIVE                   ANNUALIZED
                       -----------    --------------------------------------
                         6-MONTH       1-YEAR         5-YEAR        10-YEAR
-----------------------------------------------------------------------------
NPP                       1.41%        7.32%          6.80%          6.69%
-----------------------------------------------------------------------------
NMA                       1.45%        6.85%          7.29%          6.92%
-----------------------------------------------------------------------------
NMO                       1.19%        6.65%          6.80%          6.20%
-----------------------------------------------------------------------------
NAD                       1.44%        7.06%          7.58%          NA
-----------------------------------------------------------------------------
NXZ                       2.08%        7.24%          8.52%          NA
-----------------------------------------------------------------------------
NZF                       1.84%        6.95%          8.40%          NA
-----------------------------------------------------------------------------
Lehman
Municipal
Bond Index 4              1.59%        5.78%          5.16%          5.81%
-----------------------------------------------------------------------------
Lipper General
Leveraged
Municipal Debt
Funds Average 5           1.66%        7.42%          7.34%          6.60%
-----------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended April 30, 2007, the cumulative returns on NAV for NXZ and NZF exceeded the return on the Lehman Brothers Municipal Bond Index, while NPP, NMA, NMO and NAD under-performed the index return, NXZ and NZF also outperformed the average return for their Lipper peer group for this period, while the remaining four Funds trailed the group average.

Factors that influenced the Funds' returns during this period included duration, individual security selection, exposure to lower-rated credits, sector allocations and advance refunding activity.

As the yield curve continued to flatten over the course of this period, municipal bonds with maturities of 20 years and longer, as measured by the Lehman Brothers Municipal Bond Index, performed best, generally outpacing municipal bonds with shorter maturities. As mentioned earlier, one of our strategies during this period focused on adding

4 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman Brothers Index do not reflect any expenses.

5 The Lipper General Leveraged Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 56; 1 year, 56; 5 years, 45; and 10 years, 39. Fund and Lipper returns assume reinvestment of dividends.

longer bonds to our portfolios. This purchase activity and our duration management strategies helped to extend the Funds' durations and bring them closer in line with our preferred strategic range.

During this period, we also continued to employ strategies that we believed could help to strengthen the future income streams of our portfolios. In addition to income potential, the Funds' holdings of zero coupon bonds, which we continued to build, also provided a positive impact on performance for this period.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, all of these Funds benefited from their weightings in lower-quality credits. The outperformance of these credit sectors was largely the result of investor demand for the higher yields typically associated with lower-rated bonds, which drove up their value. NXZ, NZF, and NAD had heavier exposures to subinvestment-grade (bonds rated BB or lower) and non-rated bonds than the other three Funds, which was especially helpful during this period.

Among the lower-rated holdings making positive contributions to the Funds' returns for this period were industrial development bonds and health care (including hospitals) credits. Lower-rated bonds backed by the 1998 master tobacco settlement agreement, which comprised approximately 3% to 5% of the portfolios of these Funds as of April 30, 2007, performed well.

We also continued to see positive contributions from advance refunding activity, which benefited the Funds through price appreciation and enhanced credit quality. Two of the more significant advance refundings during this period involved BBB rated tobacco bonds issued by California's Golden State Tobacco Securitization Corporation and New Jersey's Tobacco Settlement Financing Corporation, which were upgraded to AAA as a result of the refundings.

At the same time, holdings of older, previously pre-refunded bonds tended to underperform the general municipal market during this period, particularly those with effective maturities between 5 and 10 years. Entering this period, NMO had a significantly heavier weighting in older pre-refunded bonds than the other Funds in this report.

Dividend and Share Price
         INFORMATION

These six Funds use leverage to potentially enhance opportunities for additional income for common shareholders. Although the Funds' use of this strategy continued to provide incremental income, the extent of this benefit was reduced during this period due to high short-term interest rates that, in turn, kept the Funds' borrowing costs high. Older, higher-yielding bonds that matured or were called also had an impact on the Funds' income streams, as proceeds were reinvested into bonds currently available in the market, which generally offered lower yields. While bond calls had the greater impact, the combination of both of these factors resulted in one monthly dividend reduction in NMO, NAD, and NZF over the six-month period ended April 30, 2007. The dividends of NPP, NMA and NXZ remained stable throughout this six-month period.

Due to normal portfolio activity, common shareholders of the following Funds also received capital gains and/or net ordinary income distributions at the end of December 2006, as follows:

                                                       SHORT-TERM CAPITAL GAINS
              LONG-TERM CAPITAL GAINS                    AND/OR ORDINARY INCOME
                          (PER SHARE)                               (PER SHARE)
--------------------------------------------------------------------------------
NPP                           $0.0461                                   $0.0008
--------------------------------------------------------------------------------
NMO                                --                                   $0.0014
--------------------------------------------------------------------------------
NAD                                --                                   $0.0024
--------------------------------------------------------------------------------
NZF                           $0.0198                                        --
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2007, all the Funds had positive UNII balances for both financial statements and based on our best estimate, tax purposes.

As of April 30, 2007, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                              4/30/07                           6-MONTH AVERAGE
                     PREMIUM/DISCOUNT                          PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NPP                            -2.44%                                    -3.46%
--------------------------------------------------------------------------------
NMA                            +2.43%                                    +1.86%
--------------------------------------------------------------------------------
NMO                            -1.45%                                    -1.08%
--------------------------------------------------------------------------------
NAD                            -1.89%                                    -0.52%
--------------------------------------------------------------------------------
NXZ                            +6.99%                                    +6.01%
--------------------------------------------------------------------------------
NZF                            +2.93%                                    +3.31%
--------------------------------------------------------------------------------

Nuveen Performance Plus Municipal Fund, Inc.

NPP

Performance
      OVERVIEW As of April 30, 2007

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          77%
AA                                                                            7%
A                                                                             5%
BBB                                                                           7%
BB or Lower                                                                   2%
N/R                                                                           2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE 2

                                   [BAR CHART]


$0.0705   $0.0670    $0.0670  $0.0670  $0.0640  $0.0640    $0.0640  $0.0640  $0.0640  $0.0640   $0.0640  $0.0640
----------------------------------------------------------------------------------------------------------------
  May       Jun        Jul      Aug      Sep      Oct        Nov      Dec     Jan       Feb       Mar      Apr


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $14.53
                                         $14.54
                                         $14.45
                                         $14.34
                                         $14.46
                                         $14.50
                                         $14.55
                                         $14.43
                                         $14.25
                                         $14.33
                                         $14.45
                                         $14.35
                                         $14.43
                                         $14.82
                                         $14.74
                                         $14.65
                                         $14.89
                                         $14.93
                                         $14.98
                                         $15.10
                                         $14.94
                                         $14.97
                                         $14.98
                                         $14.93
                                         $14.69
                                         $14.88
                                         $15.08
                                         $15.18
                                         $15.13
                                         $15.07
                                         $15.03
                                         $15.20
                                         $15.19
                                         $14.88
                                         $14.82
                                         $15.15
                                         $15.06
                                         $15.00
                                         $15.01
                                         $15.12
                                         $15.18
                                         $15.27
                                         $15.19
                                         $15.22
                                         $15.27
                                         $15.28
                                         $15.17
                                         $15.24
                                         $15.20
                                         $15.10
                                         $15.07
                                         $15.12
                           4/30/07       $15.19

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    15.19
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    15.57
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -2.44%
--------------------------------------------------------------------------------
Market Yield                                                               5.06%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 7.03%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  933,016
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     14.46
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.32
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/22/89)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    3.55%         1.41%
-----------------------------------
1-Year         10.62%         7.32%
-----------------------------------
5-Year          7.90%         6.80%
-----------------------------------
10-Year         6.76%         6.69%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                   14.9%
--------------------------------------------------------------------------------
California                                                                 10.2%
--------------------------------------------------------------------------------
New York                                                                    6.5%
--------------------------------------------------------------------------------
New Jersey                                                                  5.9%
--------------------------------------------------------------------------------
Michigan                                                                    4.5%
--------------------------------------------------------------------------------
Indiana                                                                     4.4%
--------------------------------------------------------------------------------
Texas                                                                       4.4%
--------------------------------------------------------------------------------
Florida                                                                     4.2%
--------------------------------------------------------------------------------
Colorado                                                                    4.2%
--------------------------------------------------------------------------------
Massachusetts                                                               3.8%
--------------------------------------------------------------------------------
Washington                                                                  3.3%
--------------------------------------------------------------------------------
South Carolina                                                              2.9%
--------------------------------------------------------------------------------
Utah                                                                        2.8%
--------------------------------------------------------------------------------
Nevada                                                                      2.5%
--------------------------------------------------------------------------------
Ohio                                                                        2.4%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.2%
--------------------------------------------------------------------------------
Georgia                                                                     2.1%
--------------------------------------------------------------------------------
Minnesota                                                                   2.0%
--------------------------------------------------------------------------------
Louisiana                                                                   2.0%
--------------------------------------------------------------------------------
Other                                                                      14.8%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            27.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     15.3%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     14.3%
--------------------------------------------------------------------------------
Transportation                                                              9.8%
--------------------------------------------------------------------------------
Utilities                                                                   9.8%
--------------------------------------------------------------------------------
Health Care                                                                 8.8%
--------------------------------------------------------------------------------
Other                                                                      14.5%
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0469 per share.

Nuveen Municipal Advantage Fund, Inc.

NMA

Performance
      OVERVIEW As of April 30, 2007

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    16.05
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    15.67
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  2.43%
--------------------------------------------------------------------------------
Market Yield                                                               5.35%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 7.43%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  676,770
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     15.40
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.64
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/19/89)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    4.00%         1.45%
-----------------------------------
1-Year         11.73%         6.85%
-----------------------------------
5-Year          8.55%         7.29%
-----------------------------------
10-Year         7.38%         6.92%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      10.5%
--------------------------------------------------------------------------------
Illinois                                                                   10.2%
--------------------------------------------------------------------------------
New York                                                                    9.5%
--------------------------------------------------------------------------------
Washington                                                                  8.9%
--------------------------------------------------------------------------------
California                                                                  8.0%
--------------------------------------------------------------------------------
Louisiana                                                                   7.5%
--------------------------------------------------------------------------------
Colorado                                                                    4.7%
--------------------------------------------------------------------------------
Nevada                                                                      3.7%
--------------------------------------------------------------------------------
Tennessee                                                                   3.3%
--------------------------------------------------------------------------------
Ohio                                                                        2.8%
--------------------------------------------------------------------------------
Florida                                                                     2.6%
--------------------------------------------------------------------------------
South Carolina                                                              2.6%
--------------------------------------------------------------------------------
New Jersey                                                                  2.5%
--------------------------------------------------------------------------------
Indiana                                                                     2.2%
--------------------------------------------------------------------------------
Alabama                                                                     1.9%
--------------------------------------------------------------------------------
Wisconsin                                                                   1.9%
--------------------------------------------------------------------------------
Missouri                                                                    1.7%
--------------------------------------------------------------------------------
Oklahoma                                                                    1.6%
--------------------------------------------------------------------------------
Other                                                                      13.9%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            32.2%
--------------------------------------------------------------------------------
Utilities                                                                  13.5%
--------------------------------------------------------------------------------
Health Care                                                                10.9%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     10.7%
--------------------------------------------------------------------------------
Transportation                                                             10.2%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      7.8%
--------------------------------------------------------------------------------
Other                                                                      14.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          72%
AA                                                                            8%
A                                                                             4%
BBB                                                                          13%
BB or Lower                                                                   3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]


$0.0755   $0.0715    $0.0715  $0.0715  $0.0715  $0.0715   $0.0715  $0.0715  $0.0715   $0.0715  $0.0715  $0.0715
---------------------------------------------------------------------------------------------------------------
 May        Jun        Jul      Aug      Sep      Oct       Nov      Dec      Jan       Feb      Mar      Apr


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $14.53
                                         $14.54
                                         $14.45
                                         $14.34
                                         $14.46
                                         $14.50
                                         $14.55
                                         $14.43
                                         $14.25
                                         $14.33
                                         $14.45
                                         $14.35
                                         $14.43
                                         $14.82
                                         $14.74
                                         $14.65
                                         $14.89
                                         $14.93
                                         $14.98
                                         $15.10
                                         $14.94
                                         $14.97
                                         $14.98
                                         $14.93
                                         $14.69
                                         $14.88
                                         $15.08
                                         $15.18
                                         $15.13
                                         $15.07
                                         $15.03
                                         $15.20
                                         $15.19
                                         $14.88
                                         $14.82
                                         $15.15
                                         $15.06
                                         $15.00
                                         $15.01
                                         $15.12
                                         $15.18
                                         $15.27
                                         $15.19
                                         $15.22
                                         $15.27
                                         $15.28
                                         $15.17
                                         $15.24
                                         $15.20
                                         $15.10
                                         $15.07
                                         $15.12
                           4/30/07       $15.19

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Municipal Market Opportunity Fund, Inc.

NMO

Performance
      OVERVIEW As of April 30, 2007

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          79%
AA                                                                            7%
A                                                                             4%
BBB                                                                           7%
BB or Lower                                                                   2%
N/R                                                                           1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE 2

                                   [BAR CHART]


$0.0685  $0.0660  $0.0660  $0.0660  $0.0660  $0.0660  $0.0660  $0.0660  $0.0660  $0.0660  $0.0635  $0.0635
----------------------------------------------------------------------------------------------------------
  May      Jun      Jul      Aug      Sep      Oct      Nov      Dec      Jan      Feb      Mar      Apr


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $14.12
                                         $14.17
                                         $14.24
                                         $14.23
                                         $14.21
                                         $14.19
                                         $14.11
                                         $14.05
                                         $13.80
                                         $13.97
                                         $13.90
                                         $13.89
                                         $13.99
                                         $14.32
                                         $14.42
                                         $14.43
                                         $14.63
                                         $14.56
                                         $14.58
                                         $14.63
                                         $14.67
                                         $14.77
                                         $14.93
                                         $14.93
                                         $14.60
                                         $14.75
                                         $14.92
                                         $15.04
                                         $15.01
                                         $15.04
                                         $15.11
                                         $15.24
                                         $15.27
                                         $15.01
                                         $15.09
                                         $15.17
                                         $15.26
                                         $15.42
                                         $15.35
                                         $15.28
                                         $15.16
                                         $15.17
                                         $15.23
                                         $15.29
                                         $15.16
                                         $15.23
                                         $14.99
                                         $15.02
                                         $15.23
                                         $15.04
                                         $15.00
                                         $15.04
                                         $14.98
                                         $14.17
                                         $14.24
                                         $14.23
                                         $14.21
                                         $14.19
                                         $14.11
                                         $14.05
                                         $13.80
                                         $13.97
                                         $13.90
                                         $13.89
                                         $13.99
                                         $14.32
                                         $14.42
                                         $14.43
                                         $14.63
                                         $14.56
                                         $14.58
                                         $14.63
                                         $14.67
                                         $14.77
                                         $14.93
                                         $14.93
                                         $14.60
                                         $14.75
                                         $14.92
                                         $15.04
                                         $15.01
                                         $15.04
                                         $15.11
                                         $15.24
                                         $15.27
                                         $15.01
                                         $15.09
                                         $15.17
                                         $15.26
                                         $15.42
                                         $15.35
                                         $15.28
                                         $15.16
                                         $15.17
                                         $15.23
                                         $15.29
                                         $15.16
                                         $15.23
                                         $14.99
                                         $15.02
                                         $15.23
                                         $15.04
                                         $15.00
                                         $15.04
                           4/30/07       $14.98

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    14.98
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    15.20
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -1.45%
--------------------------------------------------------------------------------
Market Yield                                                               5.09%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 7.07%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  692,530
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     13.22
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.41
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/21/90)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    2.48%         1.19%
-----------------------------------
1-Year         12.12%         6.65%
-----------------------------------
5-Year          7.45%         6.80%
-----------------------------------
10-Year         6.42%         6.20%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      16.0%
--------------------------------------------------------------------------------
Washington                                                                 11.2%
--------------------------------------------------------------------------------
Illinois                                                                    8.6%
--------------------------------------------------------------------------------
New York                                                                    7.3%
--------------------------------------------------------------------------------
California                                                                  7.3%
--------------------------------------------------------------------------------
Minnesota                                                                   4.9%
--------------------------------------------------------------------------------
South Carolina                                                              4.8%
--------------------------------------------------------------------------------
New Jersey                                                                  4.2%
--------------------------------------------------------------------------------
Nevada                                                                      3.9%
--------------------------------------------------------------------------------
Colorado                                                                    3.4%
--------------------------------------------------------------------------------
Georgia                                                                     2.8%
--------------------------------------------------------------------------------
Massachusetts                                                               2.8%
--------------------------------------------------------------------------------
North Dakota                                                                2.7%
--------------------------------------------------------------------------------
Ohio                                                                        2.5%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.4%
--------------------------------------------------------------------------------
Puerto Rico                                                                 1.9%
--------------------------------------------------------------------------------
Other                                                                      13.3%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            34.2%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     16.9%
--------------------------------------------------------------------------------
Transportation                                                             14.6%
--------------------------------------------------------------------------------
Health Care                                                                 7.7%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                      7.6%
--------------------------------------------------------------------------------
Utilities                                                                   6.6%
--------------------------------------------------------------------------------
Other                                                                      12.4%
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a net ordinary income distribution in December 2006 of $0.0014 per share.

Nuveen Dividend Advantage Municipal Fund

NAD

Performance
      OVERVIEW As of April 30, 2007

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    15.06
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    15.35
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -1.89%
--------------------------------------------------------------------------------
Market Yield                                                               5.30%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 7.36%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  603,112
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     14.79
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.58
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    1.10%         1.44%
-----------------------------------
1-Year         10.38%         7.06%
-----------------------------------
5-Year          7.02%         7.58%
-----------------------------------
Since
Inception       6.52%         7.31%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                   22.9%
--------------------------------------------------------------------------------
Texas                                                                       9.9%
--------------------------------------------------------------------------------
New York                                                                    9.6%
--------------------------------------------------------------------------------
Washington                                                                  7.6%
--------------------------------------------------------------------------------
Florida                                                                     6.1%
--------------------------------------------------------------------------------
Wisconsin                                                                   4.5%
--------------------------------------------------------------------------------
New Jersey                                                                  3.8%
--------------------------------------------------------------------------------
Pennsylvania                                                                3.3%
--------------------------------------------------------------------------------
Louisiana                                                                   3.3%
--------------------------------------------------------------------------------
Nevada                                                                      2.9%
--------------------------------------------------------------------------------
Ohio                                                                        2.7%
--------------------------------------------------------------------------------
California                                                                  2.5%
--------------------------------------------------------------------------------
Indiana                                                                     2.4%
--------------------------------------------------------------------------------
Michigan                                                                    2.4%
--------------------------------------------------------------------------------
Rhode Island                                                                2.1%
--------------------------------------------------------------------------------
Other                                                                      14.0%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            21.0%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     16.7%
--------------------------------------------------------------------------------
Health Care                                                                15.0%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     14.2%
--------------------------------------------------------------------------------
Transportation                                                             10.9%
--------------------------------------------------------------------------------
Utilities                                                                   6.3%
--------------------------------------------------------------------------------
Consumer Staples                                                            5.1%
--------------------------------------------------------------------------------
Other                                                                      10.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          72%
AA                                                                           11%
A                                                                             4%
BBB                                                                           6%
BB or Lower                                                                   5%
N/R                                                                           2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE 2


                                   [BAR CHART]


$0.0715  $0.0690  $0.0690  $0.0690  $0.0690  $0.0690  $0.0690  $0.0690  $0.0690  $0.0690  $0.0665  $0.0665
----------------------------------------------------------------------------------------------------------
  May      Jun      Jul      Aug      Sep      Oct      Nov      Dec      Jan      Feb      Mar      Apr


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $14.45
                                         $14.52
                                         $14.60
                                         $14.68
                                         $14.86
                                         $14.98
                                         $14.71
                                         $14.35
                                         $14.13
                                         $14.35
                                         $14.45
                                         $14.49
                                         $14.48
                                         $14.74
                                         $14.85
                                         $14.69
                                         $14.85
                                         $14.88
                                         $15.07
                                         $15.14
                                         $15.06
                                         $15.13
                                         $15.22
                                         $15.36
                                         $15.12
                                         $15.14
                                         $15.27
                                         $15.27
                                         $15.37
                                         $15.35
                                         $15.29
                                         $15.56
                                         $15.63
                                         $15.48
                                         $15.55
                                         $15.79
                                         $15.78
                                         $15.78
                                         $15.79
                                         $15.58
                                         $15.54
                                         $15.46
                                         $15.40
                                         $15.46
                                         $15.39
                                         $15.45
                                         $15.32
                                         $14.88
                                         $14.93
                                         $14.94
                                         $14.84
                                         $14.91
                           4/30/07       $15.06

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a net ordinary income distribution in December 2006 of $0.0024 per share.

Nuveen Dividend Advantage Municipal Fund 2

NXZ

Performance
      OVERVIEW As of April 30, 2007

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          68%
AA                                                                            7%
A                                                                             8%
BBB                                                                           9%
BB or Lower                                                                   6%
N/R                                                                           2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]


$0.0820   $0.0795   $0.0795   $0.0795   $0.0765   $0.0765   $0.0765   $0.0765   $0.0765   $0.0765   $0.0765   $0.0765
---------------------------------------------------------------------------------------------------------------------
  May       Jun       Jul       Aug       Sep       Oct       Nov       Dec       Jan       Feb       Mar       Apr


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $16.28
                                         $16.48
                                         $16.41
                                         $16.42
                                         $16.26
                                         $16.32
                                         $16.25
                                         $16.23
                                         $16.04
                                         $16.08
                                         $16.20
                                         $16.09
                                         $16.14
                                         $16.36
                                         $16.42
                                         $16.40
                                         $16.64
                                         $16.91
                                         $16.99
                                         $16.78
                                         $16.70
                                         $16.76
                                         $16.73
                                         $16.68
                                         $16.32
                                         $16.39
                                         $16.55
                                         $16.69
                                         $16.71
                                         $16.75
                                         $16.63
                                         $16.70
                                         $16.87
                                         $16.74
                                         $16.80
                                         $16.92
                                         $17.00
                                         $17.12
                                         $16.95
                                         $16.98
                                         $17.04
                                         $16.94
                                         $16.89
                                         $16.83
                                         $16.96
                                         $16.98
                                         $16.89
                                         $17.00
                                         $17.04
                                         $16.96
                                         $17.05
                                         $17.03
                           4/30/07       $17.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    17.00
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    15.89
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  6.99%
--------------------------------------------------------------------------------
Market Yield                                                               5.40%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 7.50%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  466,879
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     16.49
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 6.89
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    5.90%         2.08%
-----------------------------------
1-Year         10.99%         7.24%
-----------------------------------
5-Year         10.77%         8.52%
-----------------------------------
Since
Inception       8.76%         8.32%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      16.6%
--------------------------------------------------------------------------------
Michigan                                                                    9.4%
--------------------------------------------------------------------------------
Illinois                                                                    7.3%
--------------------------------------------------------------------------------
New York                                                                    6.6%
--------------------------------------------------------------------------------
Nevada                                                                      4.9%
--------------------------------------------------------------------------------
Colorado                                                                    4.8%
--------------------------------------------------------------------------------
California                                                                  4.6%
--------------------------------------------------------------------------------
New Mexico                                                                  3.5%
--------------------------------------------------------------------------------
Louisiana                                                                   3.4%
--------------------------------------------------------------------------------
Washington                                                                  3.4%
--------------------------------------------------------------------------------
Florida                                                                     3.3%
--------------------------------------------------------------------------------
Missouri                                                                    3.2%
--------------------------------------------------------------------------------
Indiana                                                                     3.1%
--------------------------------------------------------------------------------
Alabama                                                                     2.9%
--------------------------------------------------------------------------------
Massachusetts                                                               2.7%
--------------------------------------------------------------------------------
Kansas                                                                      2.6%
--------------------------------------------------------------------------------
Oregon                                                                      2.5%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.3%
--------------------------------------------------------------------------------
Other                                                                      12.9%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            32.7%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     15.8%
--------------------------------------------------------------------------------
Transportation                                                             13.9%
--------------------------------------------------------------------------------
Health Care                                                                13.6%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      6.2%
--------------------------------------------------------------------------------
Utilities                                                                   5.8%
--------------------------------------------------------------------------------
Other                                                                      12.0%
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Dividend Advantage Municipal Fund 3

NZF

Performance
      OVERVIEW As of April 30, 2007

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    15.82
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $    15.37
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  2.93%
--------------------------------------------------------------------------------
Market Yield                                                               5.35%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield 1                                                 7.43%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  620,472
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     15.93
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.13
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
-----------------------------------
            ON SHARE PRICE   ON NAV
-----------------------------------
6-Month
(Cumulative)    2.51%         1.84%
-----------------------------------
1-Year         10.93%         6.95%
-----------------------------------
5-Year          9.47%         8.40%
-----------------------------------
Since
Inception       7.51%         7.61%
-----------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                   13.0%
--------------------------------------------------------------------------------
Texas                                                                      11.6%
--------------------------------------------------------------------------------
Washington                                                                 10.1%
--------------------------------------------------------------------------------
California                                                                  7.8%
--------------------------------------------------------------------------------
Michigan                                                                    6.0%
--------------------------------------------------------------------------------
Nevada                                                                      5.0%
--------------------------------------------------------------------------------
Colorado                                                                    4.1%
--------------------------------------------------------------------------------
Iowa                                                                        3.8%
--------------------------------------------------------------------------------
Indiana                                                                     3.4%
--------------------------------------------------------------------------------
Wisconsin                                                                   2.8%
--------------------------------------------------------------------------------
New York                                                                    2.7%
--------------------------------------------------------------------------------
New Jersey                                                                  2.6%
--------------------------------------------------------------------------------
Louisiana                                                                   2.2%
--------------------------------------------------------------------------------
Kentucky                                                                    2.1%
--------------------------------------------------------------------------------
Missouri                                                                    1.7%
--------------------------------------------------------------------------------
Alaska                                                                      1.7%
--------------------------------------------------------------------------------
Maryland                                                                    1.7%
--------------------------------------------------------------------------------
Oregon                                                                      1.6%
--------------------------------------------------------------------------------
Georgia                                                                     1.6%
--------------------------------------------------------------------------------
Other                                                                      14.5%
--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            27.4%
--------------------------------------------------------------------------------
Transportation                                                             15.4%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     11.7%
--------------------------------------------------------------------------------
Health Care                                                                10.2%
--------------------------------------------------------------------------------
Utilities                                                                   6.6%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           5.7%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                      5.3%
--------------------------------------------------------------------------------
Water and Sewer                                                             4.2%
--------------------------------------------------------------------------------
Other                                                                      13.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY
(as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          80%
AA                                                                            5%
A                                                                             1%
BBB                                                                           6%
BB or Lower                                                                   2%
N/R                                                                           6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE 2

                                   [BAR CHART]


$0.0770   $0.0730   $0.0730  $0.0730   $0.0730   $0.0730   $0.0730  $0.0730   $0.0730   $0.0730  $0.0705   $0.0705
------------------------------------------------------------------------------------------------------------------
  May       Jun       Jul      Aug       Sep       Oct       Nov      Dec       Jan       Feb      Mar       Apr


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE PRICE PERFORMANCE

                                  [LINE CHART]

                                         Weekly
                             Date     Closing Price
                           --------   -------------
                           5/01/06       $15.30
                                         $15.41
                                         $15.58
                                         $15.39
                                         $15.42
                                         $15.43
                                         $15.39
                                         $15.03
                                         $14.75
                                         $14.82
                                         $14.92
                                         $14.91
                                         $15.03
                                         $15.34
                                         $15.28
                                         $15.17
                                         $15.36
                                         $15.39
                                         $15.40
                                         $15.54
                                         $15.53
                                         $15.67
                                         $15.78
                                         $15.78
                                         $15.52
                                         $15.70
                                         $15.80
                                         $15.91
                                         $15.99
                                         $15.83
                                         $15.88
                                         $15.99
                                         $16.18
                                         $15.92
                                         $16.25
                                         $16.08
                                         $16.18
                                         $16.07
                                         $15.89
                                         $15.90
                                         $16.00
                                         $15.98
                                         $15.83
                                         $15.99
                                         $16.00
                                         $16.19
                                         $15.91
                                         $15.91
                                         $15.88
                                         $15.95
                                         $15.80
                                         $15.80
                           4/30/07       $15.82

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0198 per share.

               Nuveen Performance Plus Municipal Fund, Inc. (NPP)

               Portfolio of
                       INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 0.3% (0.2% OF TOTAL INVESTMENTS)

               Jefferson County, Alabama, Sewer Revenue
               Refunding Warrants, Series 1997A:
$      1,435     5.625%, 2/01/22 - FGIC Insured                                       8/07 at 101.00           AAA    $   1,451,359
       1,505     5.375%, 2/01/27 - FGIC Insured                                       7/07 at 101.00           AAA        1,506,716
------------------------------------------------------------------------------------------------------------------------------------
       2,940   Total Alabama                                                                                              2,958,075
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 1.3% (0.9% OF TOTAL INVESTMENTS)

       1,000   Arizona State Transportation Board,                                    7/12 at 100.00           AAA        1,073,000
                 Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/22
                 (Pre-refunded 7/01/12)

               Phoenix, Arizona, Civic Improvement Corporation,
               Senior Lien Airport Revenue Bonds, Series 2002B:
       5,365     5.750%, 7/01/15 - FGIC Insured (Alternative Minimum Tax)             7/12 at 100.00           AAA        5,803,106
       5,055     5.750%, 7/01/16 - FGIC Insured (Alternative Minimum Tax)             7/12 at 100.00           AAA        5,472,695
------------------------------------------------------------------------------------------------------------------------------------
      11,420   Total Arizona                                                                                             12,348,801
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 0.7% (0.5% OF TOTAL INVESTMENTS)

       5,080   Independence County, Arkansas, Hydroelectric Power                     5/13 at 100.00             A        5,343,093
                 Revenue Bonds, Series 2003, 5.350%,
                 5/01/28 - ACA Insured

       1,000   Washington County, Arkansas, Hospital Revenue                          2/15 at 100.00           BBB        1,016,960
                 Bonds, Washington Regional Medical Center,
                 Series 2005A, 5.000%, 2/01/35
------------------------------------------------------------------------------------------------------------------------------------
       6,080   Total Arkansas                                                                                             6,360,053
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 15.3% (10.2% OF TOTAL INVESTMENTS)

       3,500   Alameda Corridor Transportation Authority, California,                10/17 at 100.00           AAA        2,896,425
                 Subordinate Lien Revenue Bonds, Series
                 2004A, 0.000%, 10/01/25 - AMBAC Insured

      11,000   Anaheim Public Finance Authority, California,                            No Opt. Call           AAA        6,269,780
                 Subordinate Lease Revenue Bonds, Public
                 Improvement Project, Series 1997C, 0.000%,
                 9/01/20 - FSA Insured

               California Department of Water Resources, Power
               Supply Revenue Bonds, Series 2002A:
       4,000     6.000%, 5/01/15 (Pre-refunded 5/01/12)                               5/12 at 101.00           Aaa        4,470,360
       3,175     5.375%, 5/01/22 (Pre-refunded 5/01/12)                               5/12 at 101.00           Aaa        3,458,242

       3,365   California Health Facilities Financing Authority, Health               3/13 at 100.00             A        3,427,825
                 Facility Revenue Bonds, Adventist
                 Health System/West, Series 2003A, 5.000%, 3/01/33

               California Health Facilities Financing Authority,
               Revenue Bonds, Kaiser Permanante System, Series 2006:
       5,000     5.000%, 4/01/37                                                      4/16 at 100.00            A+        5,139,250
       7,000     5.250%, 4/01/39                                                      4/16 at 100.00            A+        7,353,080

       2,380   California Infrastructure Economic Development                        10/11 at 101.00            A-        2,488,195
                 Bank, Revenue Bonds, J. David Gladstone
                 Institutes, Series 2001, 5.250%, 10/01/34

       5,300   California, General Obligation Bonds, Series 2004,                     2/09 at 100.00        A+ (4)        5,443,100
                 5.100%, 2/01/34 (Pre-refunded 2/01/09)

       5,000   California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31     3/16 at 100.00            A+        5,260,400

       6,435   California, General Obligation Refunding Bonds, Series                   No Opt. Call           AAA        7,498,899
                 2002, 6.000%, 4/01/16 - AMBAC Insured

       5,000   Coast Community College District, Orange County,                       8/18 at 100.00           AAA        3,869,400
                 California, General Obligation Bonds, Series
                 2006C, 0.000%, 8/01/32 - FSA Insured

       2,990   East Bay Municipal Utility District, Alameda and Contra                6/07 at 100.00           AAA        2,991,346
                 Costa Counties, California, Water
                 System Subordinated Revenue Refunding Bonds, Series
                 1996, 4.750%, 6/01/21 - FGIC Insured

               Golden State Tobacco Securitization Corporation,
                 California, Enhanced Tobacco Settlement Asset-Backed
                 Bonds, Series 2007A-1:
       5,000     5.000%, 6/01/33                                                      6/17 at 100.00           BBB        4,988,950
       1,500     5.125%, 6/01/47                                                      6/17 at 100.00           BBB        1,504,620


                Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)

$     10,000   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00           AAA    $  11,609,700
                 Tobacco Settlement Asset-Backed
                 Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)

       8,000   Golden State Tobacco Securitization Corporation,                       6/15 at 100.00             A        8,293,040
                 California, Tobacco Settlement Asset-Backed
                 Revenue Bonds, Series 2005A, 5.000%, 6/01/45

       1,000   Mt. Diablo Hospital District, California, Insured                      7/07 at 100.00           AAA        1,063,690
                 Hospital Revenue Bonds, Series 1993A,
                 5.125%, 12/01/23 - AMBAC Insured (ETM)

      13,450   Ontario Redevelopment Financing Authority, San                           No Opt. Call           AAA       16,621,376
                 Bernardino County, California, Revenue
                 Refunding Bonds, Redevelopment Project 1,
                 Series 1995, 7.200%, 8/01/17 - MBIA Insured

      11,270   Palmdale Community Redevelopment Agency, California,                     No Opt. Call           AAA       11,834,514
                 Residential Mortgage Revenue Refunding
                 Bonds, Series 1991A, 7.150%, 2/01/10 (ETM)

       2,325   Palmdale Community Redevelopment Agency, California,                     No Opt. Call           AAA        3,044,378
                 Restructured Single Family Mortgage
                 Revenue Bonds, Series 1986D, 8.000%, 4/01/16
                 (Alternative Minimum Tax) (ETM)

       2,000   San Francisco Airports Commission, California,                         5/09 at 101.00           AAA        2,078,820
                 Revenue Bonds, San Francisco International
                 Airport, Second Series 1999, Issue 23B, 5.125%, 5/01/30
                 (Pre-refunded 5/01/09) - FGIC Insured

       2,000   San Francisco Airports Commission, California, Revenue                 5/11 at 100.00           AAA        2,084,720
                 Refunding Bonds, San Francisco
                 International Airport, Second Series 2001, Issue 27B,
                 5.125%, 5/01/26 - FGIC Insured

       3,000   San Joaquin Hills Transportation Corridor Agency,                        No Opt. Call           AAA          890,940
                 Orange County, California, Toll Road Revenue
                 Refunding Bonds, Series 1997A, 0.000%, 1/15/35 - MBIA Insured

      15,745   Walnut Valley Unified School District, Los Angeles                     8/11 at 103.00           AAA       18,348,433
                 County, California, General Obligation
                 Refunding Bonds, Series 1997A, 7.200%, 2/01/16 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     139,435   Total California                                                                                         142,929,483
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 6.2% (4.2% OF TOTAL INVESTMENTS)

       5,240   Adams 12 Five Star Schools, Adams County, Colorado,                   12/15 at 100.00           AAA        5,585,368
                 General Obligation Bonds, Series 2005,
                 5.000%, 12/15/24 - FSA Insured

       3,000   Colorado Educational and Cultural Facilities Authority,                8/14 at 100.00           AAA        3,204,630
                 Charter School Revenue Bonds,
                 Peak-to-Peak Charter School, Series 2004, 5.250%,
                 8/15/34 - XLCA Insured

       5,860   Colorado Health Facilities Authority, Revenue Refunding                9/11 at 100.00        AA (4)        6,207,264
                 Bonds, Catholic Health Initiatives,
                 Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)

       7,575   Denver City and County, Colorado, Airport System Revenue              11/07 at 101.00           AAA        7,703,321
                 Bonds, Series 1997E, 5.250%,
                 11/15/23 - MBIA Insured

      20,000   Denver Convention Center Hotel Authority, Colorado,                   12/13 at 100.00           AAA       21,500,797
                 Senior Revenue Bonds, Convention Center
                 Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded
                 12/01/13) - XLCA Insured

      10,615   E-470 Public Highway Authority, Colorado, Senior                         No Opt. Call           AAA        5,768,085
                 Revenue Bonds, Series 1997B, 0.000%,
                 9/01/21 - MBIA Insured

      10,000   E-470 Public Highway Authority, Colorado, Senior Revenue                 No Opt. Call           AAA        3,262,600
                 Bonds, Series 2000B, 0.000%,
                 9/01/32 - MBIA Insured

         755   Jefferson County School District R1, Colorado, General                12/14 at 100.00           AAA          805,698
                 Obligation Bonds, Series 2004, 5.000%,
                 12/15/22 - FSA Insured

       4,125   Municipal Subdistrict Northern Colorado Water District,               12/07 at 101.00           AAA        4,201,931
                 Revenue Bonds, Series 1997G, 5.250%,
                 12/01/15 (Pre-refunded 12/01/07) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      67,170   Total Colorado                                                                                            58,239,694
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 1.8% (1.2% OF TOTAL INVESTMENTS)

       5,745   District of Columbia Tobacco Settlement Corporation,                   5/11 at 101.00           BBB        6,165,017
                 Tobacco Settlement Asset-Backed Bonds,
                 Series 2001, 6.250%, 5/15/24

       5,590   District of Columbia, General Obligation Bonds,                        6/09 at 101.00           AAA        5,840,656
                 Series 1999B, 5.500%, 6/01/13 - FSA Insured

       5,000   Washington Convention Center Authority,                               10/16 at 100.00           AAA        4,967,600
                 District of Columbia, Senior Lien Dedicated Tax
                 Revenue Bonds, Series 2007A, 4.500%, 10/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      16,335   Total District of Columbia                                                                                16,973,273
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 6.3% (4.2% OF TOTAL INVESTMENTS)

               Broward County Housing Finance Authority, Florida,
               Multifamily Housing Revenue Bonds, Venice Homes
               Apartments, Series 2001A:
$      1,545     5.700%, 1/01/32 - FSA Insured (Alternative Minimum Tax)              7/11 at 100.00           AAA    $   1,578,666
       1,805     5.800%, 1/01/36 - FSA Insured (Alternative Minimum Tax)              7/11 at 100.00           AAA        1,847,760

       5,300   Escambia County Health Facilities Authority, Florida,                    No Opt. Call            AA        5,762,796
                 Revenue Bonds, Ascension Health Credit
                 Group, Series 2003A, 5.250%, 11/15/14

       2,130   Florida Housing Finance Corporation, Homeowner Mortgage                1/10 at 100.00           AAA        2,188,319
                 Revenue Bonds, Series 2000-11, 5.850%,
                 1/01/22 - FSA Insured (Alternative Minimum Tax)

      10,050   Florida State Board of Education, Full Faith and Credit                6/10 at 101.00           AAA       10,704,758
                 Public Education Capital Outlay
                 Refunding Bonds, Series 1999D, 5.750%, 6/01/22

       7,000   Hillsborough County Aviation Authority, Florida, Revenue              10/13 at 100.00           AAA        7,497,000
                 Bonds, Tampa International Airport,
                 Series 2003A, 5.250%, 10/01/17 - MBIA Insured
                 (Alternative Minimum Tax)

      10,000   JEA, Florida, Electric System Revenue Bonds,                           4/15 at 100.00           AAA       10,468,000
                 Series 2006-3A, 5.000%, 10/01/41 - FSA Insured

      10,750   Martin County Industrial Development Authority,                        6/07 at 100.00           BB+       10,859,220
                 Florida, Industrial Development Revenue Bonds,
                 Indiantown Cogeneration LP, Series 1994A,
                 7.875%, 12/15/25 (Alternative Minimum Tax)

       2,570   Miami-Dade County Housing Finance Authority,                           6/11 at 100.00           AAA        2,665,733
                 Florida, Multifamily Mortgage Revenue Bonds,
                 Country Club Villas II Project, Series
                 2001-1A, 5.850%, 1/01/37 - FSA Insured (Alternative
                 Minimum Tax)

       3,500   Miami-Dade County, Florida, Aviation Revenue                          10/15 at 100.00           AAA        3,661,350
                 Bonds, Miami International Airport, Series 2005A,
                 5.000%, 10/01/37 - XLCA Insured (Alternative Minimum Tax)

       1,700   Miami-Dade County, Florida, Beacon Tradeport                           5/12 at 102.00            AA        1,838,703
                 Community Development District, Special
                 Assessment Bonds, Commercial Project,
                 Series 2002A, 5.625%, 5/01/32 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------
      56,350   Total Florida                                                                                             59,072,305
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 3.1% (2.1% OF TOTAL INVESTMENTS)

       4,920   Atlanta, Georgia, Airport General Revenue                              1/10 at 101.00           AAA        5,204,376
                 Refunding Bonds, Series 2000A, 5.600%, 1/01/30
                 (Pre-refunded 1/01/10) - FGIC Insured

       5,000   Atlanta, Georgia, Water and Wastewater                                   No Opt. Call           AAA        5,566,800
                 Revenue Bonds, Series 1999A, 5.500%, 11/01/22 -
                 FGIC Insured

       2,000   George L. Smith II World Congress Center                               7/10 at 101.00           AAA        2,104,460
                 Authority, Atlanta, Georgia, Revenue Refunding Bonds,
                 Domed Stadium Project, Series 2000,
                 5.500%, 7/01/20 - MBIA Insured (Alternative Minimum Tax)

      15,000   Private Colleges and Universities Authority,                          11/09 at 101.00        AA (4)       15,796,800
                 Georgia, Revenue Bonds, Emory University, Series
                 1999A, 5.500%, 11/01/25 (Pre-refunded 11/01/09)
------------------------------------------------------------------------------------------------------------------------------------
      26,920   Total Georgia                                                                                             28,672,436
------------------------------------------------------------------------------------------------------------------------------------

               IDAHO - 0.1% (0.1% OF TOTAL INVESTMENTS)

         570   Idaho Housing and Finance Association,                                 1/10 at 100.00           Aa3          576,926
                 Single Family Mortgage Bonds, Series 2000D, 6.200%,
                 7/01/14 (Alternative Minimum Tax)

         315   Idaho Housing and Finance Association,                                 7/10 at 100.00           Aa2          320,021
                 Single Family Mortgage Bonds, Series 2000G-2, 5.950%,
                 7/01/25 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
         885   Total Idaho                                                                                                  896,947
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 22.3% (14.9% OF TOTAL INVESTMENTS)

      10,000   Chicago Board of Education, Illinois,                                    No Opt. Call           AAA        5,919,200
                 Unlimited Tax General Obligation Bonds, Dedicated Tax
                 Revenues, Series 1998B-1, 0.000%, 12/01/19 - FGIC Insured

      10,000   Chicago Board of Education, Illinois,                                    No Opt. Call           AAA        5,647,600
                 Unlimited Tax General Obligation Bonds, Dedicated Tax
                 Revenues, Series 1999A, 0.000%, 12/01/20 - FGIC Insured

               Chicago, Illinois, General Obligation
               Bonds, City Colleges, Series 1999:
      32,170     0.000%, 1/01/21 - FGIC Insured                                         No Opt. Call           AAA       18,032,250
      32,670     0.000%, 1/01/22 - FGIC Insured                                         No Opt. Call           AAA       17,502,626

       3,000   Chicago, Illinois, General Obligation Bonds,                           1/08 at 102.00           AAA        3,100,200
                 Library Projects, Series 1997, 5.750%, 1/01/17
                 (Pre-refunded 1/01/08) - FGIC Insured

       9,145   Chicago, Illinois, Revenue Bonds, Midway                               7/07 at 101.00           AAA        9,248,796
                 Airport, Series 1996A, 5.500%, 1/01/29 - MBIA Insured


                Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (continued)

$      1,665   Chicago, Illinois, Third Lien General Airport                          1/16 at 100.00           AAA    $   1,751,580
                 Revenue Bonds, O'Hare International Airport,
                 Series 2005A, 5.000%, 1/01/33 - FGIC Insured

               DuPage County Forest Preserve District, Illinois,
                 General Obligation Bonds, Series 2000:
       8,000     0.000%, 11/01/18                                                       No Opt. Call           AAA        4,966,320
      15,285     0.000%, 11/01/19                                                       No Opt. Call           AAA        9,078,984

       4,000   Illinois Health Facilities Authority, FHA-Insured                      8/13 at 100.00           AAA        4,170,400
                 Mortgage Revenue Refunding Bonds, Sinai
                 Health System, Series 2003, 5.150%, 2/15/37

       1,180   Illinois Health Facilities Authority, Revenue Bonds,                   7/12 at 100.00            A-        1,258,753
                 Lake Forest Hospital, Series 2002A,
                 5.750%, 7/01/29

       3,000   Illinois Health Facilities Authority, Revenue Bonds,                   7/13 at 100.00            A-        3,274,440
                 Lake Forest Hospital, Series 2003,
                 6.000%, 7/01/33

       4,580   Illinois Health Facilities Authority, Revenue Bonds,                   8/10 at 102.00           Aaa        4,947,957
                 Midwest Care Center IX Inc., Series 2000,
                 6.250%, 8/20/35

       2,645   Illinois Health Facilities Authority, Revenue Bonds,                   8/09 at 101.00             A        2,711,733
                 Silver Cross Hospital and Medical
                 Centers, Series 1999, 5.250%, 8/15/15 (Mandatory put 4/01/08)

       7,250   Kane, Kendall, LaSalle, and Will Counties, Illinois,                   12/13 at 57.71           AAA        3,119,893
                 Community College District 516, General
                 Obligation Bonds, Series 2005E, 0.000%, 12/15/24 - FGIC Insured

       5,000   Kane, McHenry, Cook and DeKalb Counties Community                     12/11 at 100.00           AAA        5,370,800
                 Unit School District 300, Carpentersville,
                 Illinois, General Obligation Bonds, Series 2000,
                 5.500%, 12/01/19 (Pre-refunded 12/01/11) -
                 MBIA Insured

       3,700   Libertyville, Illinois, Affordable Housing Revenue                    11/09 at 100.00            A3        3,797,310
                 Bonds, Liberty Towers Project, Series
                 1999A, 7.000%, 11/01/29 (Alternative Minimum Tax)

       6,000   McHenry County Conservation District, Illinois,                        2/11 at 100.00           AAA        6,404,100
                 General Obligation Bonds, Series 2001A,
                 5.625%, 2/01/21 (Pre-refunded 2/01/11) - FGIC Insured

       5,000   Metropolitan Pier and Exposition Authority, Illinois,                  6/12 at 101.00           AAA        5,310,400
                 Revenue Bonds, McCormick Place Expansion
                 Project, Series 2002A, 5.250%, 6/15/42 - MBIA Insured

      10,650   Metropolitan Pier and Exposition Authority, Illinois,                    No Opt. Call           AAA       14,095,595
                 Revenue Bonds, McCormick Place
                 Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)

               Metropolitan Pier and Exposition Authority, Illinois,
               Revenue Refunding Bonds, McCormick Place
               Expansion Project, Series 1996A:
       9,400     0.000%, 12/15/18 - MBIA Insured                                        No Opt. Call           AAA        5,811,268
      16,570     0.000%, 12/15/20 - MBIA Insured                                        No Opt. Call           AAA        9,342,663
      23,550     0.000%, 12/15/22 - MBIA Insured                                        No Opt. Call           AAA       12,114,120
      13,000     0.000%, 12/15/24 - MBIA Insured                                        No Opt. Call           AAA        6,099,470

       5,100   Metropolitan Pier and Exposition Authority, Illinois,                    No Opt. Call           AAA        5,937,471
                 Revenue Refunding Bonds, McCormick Place
                 Expansion Project, Series 1998A, 5.500%, 12/15/23 - FGIC Insured

       5,180   Metropolitan Pier and Exposition Authority, Illinois,                    No Opt. Call           AAA        6,044,956
                 Revenue Refunding Bonds, McCormick Place
                 Expansion Project, Series 1998A, 5.500%, 12/15/23 -
                 FGIC Insured (ETM)

      17,865   Regional Transportation Authority, Cook, DuPage, Kane,                   No Opt. Call           AAA       21,315,979
                 Lake, McHenry and Will Counties,
                 Illinois, General Obligation Bonds, Series 1999,
                 5.750%, 6/01/23 - FSA Insured

       6,090   Sherman, Illinois, GNMA Mortgage Revenue Refunding                    10/09 at 102.00           AAA        6,527,506
                 Bonds, Villa Vianney, Series 1999A,
                 6.450%, 10/01/29

      10,000   Will County Community High School District 210                           No Opt. Call           Aaa        5,102,900
                 Lincoln-Way, Illinois, General Obligation
                 Bonds, Series 2006, 0.000%, 1/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
     281,695   Total Illinois                                                                                           208,005,270
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 6.6% (4.4% OF TOTAL INVESTMENTS)

       2,465   Danville Multi-School Building Corporation, Indiana,                   7/11 at 100.00           AAA        2,603,139
                 First Mortgage Refunding Bonds, Series
                 2001, 5.250%, 7/15/18 - AMBAC Insured

      14,000   Indiana Health Facility Financing Authority, Hospital                  8/10 at 101.50           AAA       14,937,020
                 Revenue Bonds, Clarian Health Obligated
                 Group, Series 2000A, 5.500%, 2/15/30
                 (Pre-refunded 8/15/10) - MBIA Insured

       2,500   Indiana Health Facility Financing Authority,                             No Opt. Call           AAA        2,861,300
                 Hospital Revenue Refunding Bonds, Columbus
                 Regional Hospital, Series 1993, 7.000%, 8/15/15 - FSA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               INDIANA (continued)

               Indiana Health Facility Financing Authority, Revenue Bonds,
               Ancilla Systems Inc. Obligated Group, Series 1997:
$     15,380     5.250%, 7/01/17 - MBIA Insured (ETM)                                 7/07 at 101.00           AAA    $  15,570,251
       4,320     5.250%, 7/01/22 - MBIA Insured (ETM)                                 7/07 at 101.00           AAA        4,373,006
       2,250     5.250%, 7/01/22 - MBIA Insured (ETM)                                 7/07 at 101.00           AAA        2,277,608

       2,000   Indiana Health Facility Financing Authority, Revenue                   5/15 at 100.00           AAA        2,091,880
                 Bonds, Community Hospitals of Indiana,
                 Series 2005A, 5.000%, 5/01/35 - AMBAC Insured

               Indiana Transportation Finance Authority, Highway
               Revenue Bonds, Series 2000:
       1,285     5.375%, 12/01/25 (Pre-refunded 12/01/10)                            12/10 at 100.00        AA (4)        1,357,731
       6,715     5.375%, 12/01/25 (Pre-refunded 12/01/10)                            12/10 at 100.00        AA (4)        7,095,069

       3,105   Indiana University, Student Fee Revenue Bonds,                         8/13 at 100.00           AAA        3,345,234
                 Series 2003O, 5.250%, 8/01/20 - FGIC Insured

       1,000   Marion County Convention and Recreational                              6/11 at 100.00           AAA        1,044,410
                 Facilities Authority, Indiana, Excise Taxes Lease
                 Rental Revenue Refunding Senior Bonds,
                 Series 2001A, 5.000%, 6/01/21 - MBIA Insured

       2,395   Shelbyville Central Renovation School Building                         7/15 at 100.00           AAA        2,376,415
                 Corporation, Indiana, First Mortgage Bonds,
                 Series 2005, 4.375%, 7/15/26 - MBIA Insured

       1,800   Sunman Dearborn High School Building Corporation,                      1/15 at 100.00           AAA        1,896,912
                 Indiana, First Mortgage Bonds, Series 2005,
                 5.000%, 7/15/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      59,215   Total Indiana                                                                                             61,829,975
------------------------------------------------------------------------------------------------------------------------------------

               IOWA - 0.7% (0.5% OF TOTAL INVESTMENTS)

       1,500   Iowa Finance Authority, Health Facility Revenue                        7/16 at 100.00          BBB-        1,576,470
                 Bonds, Care Initiatives Project, Series 2006A,
                 5.500%, 7/01/21

       5,000   Iowa Tobacco Settlement Authority, Tobacco                             6/11 at 101.00           AAA        5,395,150
                 Settlement Asset-Backed Revenue Bonds, Series
                 2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------
       6,500   Total Iowa                                                                                                 6,971,620
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 1.4% (0.9% OF TOTAL INVESTMENTS)

       3,790   Kansas Department of Transportation, Highway                           3/14 at 100.00           AAA        4,004,097
                 Revenue Bonds, Series 2004A, 5.000%, 3/01/23

       5,790   Sedgwick County Unified School District 259,                           9/10 at 100.00            AA        5,514,512
                 Wichita, Kansas, General Obligation Bonds, Series
                 2000, 3.500%, 9/01/17

       3,200   Wyandotte County Unified School District 500,                          9/11 at 100.00           AAA        3,136,512
                 Kansas, General Obligation Bonds, Series 2001,
                 4.000%, 9/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      12,780   Total Kansas                                                                                              12,655,121
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 3.0% (2.0% OF TOTAL INVESTMENTS)

         930   East Baton Rouge Mortgage Finance Authority,                          10/07 at 102.00           Aaa          941,839
                 Louisiana, GNMA/FNMA Mortgage-Backed Securities
                 Program Single Family Mortgage Revenue
                 Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26

       4,000   Lafayette City and Parish, Louisiana,                                 11/14 at 100.00           AAA        4,326,720
                 Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 -
                 MBIA Insured

       4,650   Louisiana Public Facilities Authority,                                 7/14 at 100.00           AAA        4,938,951
                 Revenue Bonds, Baton Rouge General Hospital, Series
                 2004, 5.250%, 7/01/33 - MBIA Insured

               Tobacco Settlement Financing Corporation, Louisiana, Tobacco
               Settlement Asset-Backed Bonds, Series 2001B:
      10,000     5.500%, 5/15/30                                                      5/11 at 101.00           BBB       10,454,200
       6,680     5.875%, 5/15/39                                                      5/11 at 101.00           BBB        7,133,906
------------------------------------------------------------------------------------------------------------------------------------
      26,260   Total Louisiana                                                                                           27,795,616
------------------------------------------------------------------------------------------------------------------------------------

               MAINE - 0.6% (0.4% OF TOTAL INVESTMENTS)

       5,680   Portland, Maine, Airport Revenue Bonds,                                7/13 at 100.00           AAA        5,919,696
                 Series 2003A, 5.000%, 7/01/32 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 1.7% (1.1% OF TOTAL INVESTMENTS)

       7,720   Maryland Transportation Authority, Airport                             3/12 at 101.00           AAA        8,092,336
                 Parking Revenue Bonds, Baltimore-Washington
                 International Airport Passenger Facility,
                 Series 2002B, 5.125%, 3/01/20 - AMBAC Insured
                 (Alternative Minimum Tax)


                Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MARYLAND (continued)

$      7,090   Takoma Park, Maryland, Hospital Facilities
                 Revenue Refunding and Improvement Bonds, Washington                    No Opt. Call           AAA    $   7,690,098
                 Adventist Hospital, Series 1995, 6.500%,
                 9/01/12 - FSA Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
      14,810   Total Maryland                                                                                            15,782,434
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 5.7% (3.8% OF TOTAL INVESTMENTS)

               Massachusetts Development Finance Authority, Revenue Bonds, 100
               Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
       4,000     5.125%, 8/01/28 - MBIA Insured                                       2/12 at 100.00           AAA        4,178,680
       5,625     5.125%, 2/01/34 - MBIA Insured                                       2/12 at 100.00           AAA        5,876,269

       1,140   Massachusetts Educational Finance Authority, Student                  12/09 at 101.00           AAA        1,164,088
                 Loan Revenue Refunding Bonds, Series
                 2000G, 5.700%, 12/01/11 - MBIA Insured
                 (Alternative Minimum Tax)

       8,730   Massachusetts Health and Educational Facilities                       10/15 at 100.00           AAA        9,276,062
                 Authority, Revenue Bonds, Berkshire Health
                 System, Series 2005F, 5.000%, 10/01/19 - AGC Insured

       1,530   Massachusetts Health and Educational Facilities                        7/08 at 101.00           Aaa        1,547,626
                 Authority, Revenue Bonds, Southcoast Health
                 System Obligated Group, Series 1998A, 4.750%,
                 7/01/27 - MBIA Insured

       5,745   Massachusetts Industrial Finance Agency, Resource                     12/08 at 102.00           BBB        5,955,439
                 Recovery Revenue Refunding Bonds, Ogden
                 Haverhill Project, Series 1998A, 5.600%,
                 12/01/19 (Alternative Minimum Tax)

      10,150   Massachusetts Turnpike Authority, Metropolitan                         7/07 at 102.00           AAA       10,301,946
                 Highway System Revenue Bonds, Senior Series
                 1997A, 5.000%, 1/01/37 - MBIA Insured

         890   Massachusetts, General Obligation Bonds,                              11/12 at 100.00        AA (4)          956,056
                 Consolidated Loan, Series 2002C, 5.250%, 11/01/30
                 (Pre-refunded 11/01/12)

               Massachusetts, General Obligation Bonds,
               Consolidated Loan, Series 2002E:
       1,255     5.250%, 1/01/22 (Pre-refunded 1/01/13) - FGIC Insured                1/13 at 100.00           AAA        1,349,276
       3,745     5.250%, 1/01/22 (Pre-refunded 1/01/13) - FGIC Insured                1/13 at 100.00           AAA        4,026,324

       8,500   Route 3 North Transportation Improvements                              6/10 at 100.00           AAA        8,922,535
                 Association, Massachusetts, Lease Revenue Bonds,
                 Series 2000, 5.375%, 6/15/33
                 (Pre-refunded 6/15/10) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      51,310   Total Massachusetts                                                                                       53,554,301
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 6.7% (4.5% OF TOTAL INVESTMENTS)

      17,000   Birmingham City School District, Oakland County,                      11/07 at 100.00           AAA       17,050,150
                 Michigan, School Building and Site Bonds,
                 Series 1998, 4.750%, 11/01/24 - FSA Insured

       5,000   Detroit, Michigan, Second Lien Sewerage Disposal                       7/15 at 100.00           AAA        5,254,500
                 System Revenue Bonds, Series 2005A, 5.000%,
                 7/01/35 - MBIA Insured

       3,000   Detroit, Michigan, Senior Lien Water Supply                            7/07 at 101.00           AAA        3,036,000
                 System Revenue Bonds, Series 1997A, 5.000%,
                 7/01/21 (Pre-refunded 7/01/07) - MBIA Insured

       4,030   Hancock Hospital Finance Authority, Michigan,                          8/08 at 100.00           AAA        4,114,469
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 Portage Health System Inc., Series 1998,
                 5.450%, 8/01/47 (Pre-refunded 8/01/08) - MBIA Insured

       1,500   Michigan State Building Authority, Revenue                            10/11 at 100.00           AA-        1,563,780
                 Bonds, Facilities Program, Series 2001I,
                 5.000%, 10/15/24

       5,000   Michigan State Building Authority, Revenue                            10/13 at 100.00           AAA        5,241,400
                 Refunding Bonds, Facilities Program, Series 2003II,
                 5.000%, 10/15/29 - MBIA Insured

       7,115   Michigan State Hospital Finance Authority,                             3/13 at 100.00        A1 (4)        7,752,077
                 Hospital Revenue Refunding Bonds, Henry Ford Health
                 System, Series 2003A, 5.500%, 3/01/16 (Pre-refunded 3/01/13)

       5,000   Michigan State Hospital Finance Authority,                               No Opt. Call           AAA        5,292,300
                 Hospital Revenue Refunding Bonds, Sisters of Mercy
                 Health Corporation, Series 1993P, 5.375%,
                 8/15/14 - MBIA Insured (ETM)

       3,000   Michigan Strategic Fund, Collateralized Limited                        9/09 at 102.00           AAA        3,150,000
                 Obligation Pollution Control Revenue Refunding
                 Bonds, Detroit Edison Company, Series 1999A,
                 5.550%, 9/01/29 - MBIA Insured (Alternative
                 Minimum Tax)

      10,000   Wayne County, Michigan, Airport Revenue Bonds,                        12/08 at 101.00           AAA       10,300,500
                 Detroit Metropolitan Wayne County Airport,
                 Series 1998A, 5.375%, 12/01/16 - MBIA
                 Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      60,645   Total Michigan                                                                                            62,755,176
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 3.0% (2.0% OF TOTAL INVESTMENTS)

$      3,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,      1/11 at 100.00           AAA    $   3,159,600
                 Subordinate Airport Revenue
                 Bonds, Series 2001C, 5.250%, 1/01/26
                 (Pre-refunded 1/01/11) - FGIC Insured

      20,165   St. Paul Housing and Redevelopment Authority,                         11/15 at 103.00           AAA       24,782,580
                 Minnesota, Sales Tax Revenue Refunding Bonds,
                 Civic Center Project, Series 1996, 7.100%,
                 11/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      23,165   Total Minnesota                                                                                           27,942,180
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 1.3% (0.9% OF TOTAL INVESTMENTS)

       9,750   Mississippi Business Finance Corporation,                             10/07 at 100.00          BBB-        9,855,105
                 Pollution Control Revenue Refunding Bonds, System
                 Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22

       2,475   Mississippi Hospital Equipment and Facilities Authority,               9/14 at 100.00           N/R        2,556,131
                 Revenue Bonds, Baptist Memorial
                 Healthcare, Series 2004B-1, 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
      12,225   Total Mississippi                                                                                         12,411,236
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 1.6% (1.1% OF TOTAL INVESTMENTS)

       6,350   Kansas City, Missouri, Airport Revenue Bonds, General                  9/12 at 100.00           AAA        6,756,845
                 Improvement Projects, Series 2003B,
                 5.250%, 9/01/17 - FGIC Insured

       1,845   Missouri Health and Educational Facilities Authority,                  5/13 at 100.00            AA        1,963,080
                 Revenue Bonds, BJC Health System, Series
                 2003, 5.250%, 5/15/18

       3,815   Missouri Health and Educational Facilities Authority,                  6/11 at 101.00           AAA        4,066,332
                 Revenue Bonds, SSM Healthcare System,
                 Series 2001A, 5.250%, 6/01/28 (Pre-refunded
                 6/01/11) - AMBAC Insured

       2,000   Missouri-Illinois Metropolitan District Bi-State                      10/13 at 100.00           AAA        2,096,020
                 Development Agency, Mass Transit Sales Tax
                 Appropriation Bonds, Metrolink Cross County
                 Extension Project, Series 2002B, 5.000%,
                 10/01/32 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,010   Total Missouri                                                                                            14,882,277
------------------------------------------------------------------------------------------------------------------------------------

               MONTANA - 0.7% (0.4% OF TOTAL INVESTMENTS)

         535   Montana Board of Housing, Single Family Mortgage Bonds,                6/07 at 101.50           AA+          540,591
                 Series 1997A-1, 6.150%, 6/01/30
                 (Alternative Minimum Tax)

         670   Montana Board of Housing, Single Family Mortgage Bonds,               12/09 at 100.00           AA+          683,702
                 Series 2000A-2, 6.450%, 6/01/29
                 (Alternative Minimum Tax)

       4,795   Montana Higher Education Student Assistance Corporation,              12/08 at 101.00            A2        4,902,456
                 Student Loan Revenue Bonds,
                 Subordinate Series 1998B, 5.500%, 12/01/31
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       6,000   Total Montana                                                                                              6,126,749
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 0.2% (0.1% OF TOTAL INVESTMENTS)

       1,405   Nebraska Investment Finance Authority, Single                          9/10 at 100.00           AAA        1,415,636
                 Family Housing Revenue Bonds, Series 2000E,
                 5.850%, 9/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 3.7% (2.5% OF TOTAL INVESTMENTS)

      10,900   Clark County School District, Nevada, General                          6/12 at 100.00           AAA       11,815,709
                 Obligation Bonds, Series 2002C, 5.500%, 6/15/19
                 (Pre-refunded 6/15/12) - MBIA Insured

       5,000   Clark County, Nevada, General Obligation Bank Bonds,                   6/11 at 100.00           AAA        5,303,550
                 Southern Nevada Water Authority Loan,
                 Series 2001, 5.300%, 6/01/19 (Pre-refunded
                 6/01/11) - FGIC Insured

       6,980   Director of Nevada State Department of Business and                    1/10 at 100.00           AAA        7,202,453
                 Industry, Revenue Bonds, Las Vegas
                 Monorail Project, First Tier, Series 2000, 5.375%,
                 1/01/40 - AMBAC Insured

      10,000   Reno, Nevada, Health Facilities Revenue Bonds,                         7/17 at 100.00             A       10,547,500
                 Catholic Healthcare West, Series 2007A,
                 5.250%, 7/01/31 (UB)
------------------------------------------------------------------------------------------------------------------------------------
      32,880   Total Nevada                                                                                              34,869,212
------------------------------------------------------------------------------------------------------------------------------------

               NEW HAMPSHIRE - 1.6% (1.0% OF TOTAL INVESTMENTS)

       3,265   New Hampshire Health and Education Facilities Authority,               1/15 at 100.00             A        3,384,695
                 Revenue Bonds, Southern New Hampshire
                 University, Series 2005, 5.000%, 1/01/30 - ACA Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW HAMPSHIRE (continued)

               New Hampshire Housing Finance Authority, FHLMC
               Multifamily Housing Remarketed Revenue Bonds,
               Countryside LP, Series 1994:
$      3,725     6.000%, 7/01/18 (Alternative Minimum Tax)                            7/10 at 101.00           Aaa    $   3,901,304
       6,945     6.100%, 7/01/24 (Alternative Minimum Tax)                            7/10 at 101.00           Aaa        7,253,636
------------------------------------------------------------------------------------------------------------------------------------
      13,935   Total New Hampshire                                                                                       14,539,635
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 8.8% (5.9% OF TOTAL INVESTMENTS)

       3,000   New Jersey Economic Development Authority, Transportation              5/09 at 100.00           AAA        3,093,360
                 Sublease Revenue Bonds, Light Rail
                 Transit System, Series 1999A, 5.250%, 5/01/17
                 (Pre-refunded 5/01/09) - FSA Insured

       2,260   New Jersey Higher Education Assistance Authority, Student              6/10 at 101.00           AAA        2,325,337
                 Loan Revenue Bonds, Series 2000A,
                 6.000%, 6/01/13 - MBIA Insured (Alternative Minimum Tax)

       8,750   New Jersey Transportation Trust Fund Authority,                        6/07 at 102.00           AAA        8,940,138
                 Transportation System Bonds, Series 1996B,
                 5.250%, 6/15/16 (Pre-refunded 6/15/07)

       4,500   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AAA        5,142,690
                 System Bonds, Series 2001C,
                 5.500%, 12/15/18 - FSA Insured

       9,250   New Jersey Transportation Trust Fund Authority, Transportation         6/13 at 100.00           AAA       10,157,333
                 System Bonds, Series 2003C,
                 5.500%, 6/15/23 (Pre-refunded 6/15/13)

               New Jersey Transportation Trust Fund Authority, Transportation
                 System Bonds, Series 2006C:
      35,000     0.000%, 12/15/29 - FSA Insured                                         No Opt. Call           AAA       13,103,300
      10,000     0.000%, 12/15/30 - FGIC Insured                                        No Opt. Call           AAA        3,576,400

      10,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00           AAA       10,628,500
                 5.000%, 1/01/20 - FSA Insured

      11,960   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/12 at 100.00           AAA       12,786,436
                 Settlement Asset-Backed Bonds,
                 Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)

       4,450   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/13 at 100.00           AAA        5,174,193
                 Settlement Asset-Backed Bonds,
                 Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)

               West Deptford Township, Gloucester County, New Jersey, General
                 Obligation Bonds, Series 2000:
       3,150     5.500%, 9/01/21 (Pre-refunded 9/01/10) - FGIC Insured                9/10 at 100.00           Aaa        3,330,810
       3,335     5.500%, 9/01/22 (Pre-refunded 9/01/10) - FGIC Insured                9/10 at 100.00           Aaa        3,526,429
------------------------------------------------------------------------------------------------------------------------------------
     105,655   Total New Jersey                                                                                          81,784,926
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 9.8% (6.5% OF TOTAL INVESTMENTS)

       5,500   Dormitory Authority of the State of New York, FHA-Insured              2/14 at 100.00           AAA        5,772,415
                 Mortgage Revenue Bonds, Kaleida
                 Health, Series 2004, 5.050%, 2/15/25

           5   Dormitory Authority of the State of New York, Improvement              2/08 at 100.00           AAA            5,056
                 Revenue Bonds, Mental Health
                 Services Facilities, Series 1996B, 5.375%, 2/15/26 -
                 MBIA Insured

       2,070   Dormitory Authority of the State of New York, Insured                  7/08 at 101.00           AAA        2,134,750
                 Revenue Bonds, 853 Schools Program,
                 Gateway-Longview Inc., Series 1998A, 5.500%,
                 7/01/18 - AMBAC Insured

       2,250   Dormitory Authority of the State of New York,                          7/09 at 101.00           AAA        2,359,395
                 Lease Revenue Bonds, State University Dormitory
                 Facilities, Series 1999C, 5.500%, 7/01/29
                 (Pre-refunded 7/01/09) - MBIA Insured

               Dormitory Authority of the State of New York, Revenue
               Bonds, Marymount Manhattan College, Series 1999:
       1,580     6.375%, 7/01/13 - RAAI Insured                                       7/09 at 101.00            AA        1,672,304
       9,235     6.125%, 7/01/21 - RAAI Insured                                       7/09 at 101.00            AA        9,741,817

       1,500   Dormitory Authority of the State of New York,                          8/07 at 101.00           AAA        1,520,835
                 Revenue Bonds, St. Barnabas Hospital, Series
                 1997, 5.450%, 8/01/35 - AMBAC Insured

       3,000   Dormitory Authority of the State of New York,                          1/08 at 102.00           AAA        3,093,840
                 Third General Resolution Consolidated Revenue
                 Bonds, City University System, Series 1997-1,
                 5.375%, 7/01/24 (Pre-refunded 1/01/08) -
                 FSA Insured

      17,000   Dormitory Authority of the State of New York,                          7/09 at 101.00           AAA       17,826,540
                 Third General Resolution Consolidated Revenue
                 Bonds, City University System, Series 1999-1,
                 5.500%, 7/01/29 (Pre-refunded 7/01/09) -
                 FSA Insured

       1,500   Hempstead Industrial Development Agency, New York,                       No Opt. Call           BB+        1,538,790
                 Resource Recovery Revenue Refunding Bonds,
                 American Ref-Fuel Company of Hempstead LP, Series
                 2001, 5.000%, 12/01/10 (Mandatory
                 put 6/01/10)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)

$     13,220   Metropolitan Transportation Authority, New York,                      11/12 at 100.00           AAA    $  14,264,777
                 Dedicated Tax Fund Bonds, Series 2002A,
                 5.500%, 11/15/26 - FSA Insured

      10,000   New York City Municipal Water Finance Authority,                       6/09 at 101.00       AA+ (4)       10,529,300
                 New York, Water and Sewerage System Revenue
                 Bonds, Fiscal Series 2000A, 5.750%, 6/15/30
                 (Pre-refunded 6/15/09)

       7,810   New York City Transitional Finance Authority,                          8/09 at 101.00           AAA        8,248,610
                 New York, Future Tax Secured Bonds, Fiscal
                 Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)

           5   New York City, New York, General Obligation Bonds,                     8/07 at 100.00           AA-            5,057
                 Fiscal Series 1987D, 8.500%, 8/01/08

       6,300   New York City, New York, General Obligation Bonds,                     5/10 at 101.00           AAA        6,789,825
                 Fiscal Series 2000A, 6.250%, 5/15/26 -
                 FSA Insured

       3,000   New York State Energy Research and Development                         9/08 at 102.00           AAA        3,134,310
                 Authority, Pollution Control Revenue Bonds,
                 Rochester Gas and Electric Corporation, Series 1998A,
                 5.950%, 9/01/33 - MBIA Insured
                 (Alternative Minimum Tax)

       2,320   New York State Tobacco Settlement Financing Corporation,               6/10 at 100.00           AA-        2,432,706
                 Tobacco Settlement Asset-Backed and
                 State Contingency Contract-Backed Bonds, Series
                 2003A-1, 5.500%, 6/01/16
------------------------------------------------------------------------------------------------------------------------------------
      86,295   Total New York                                                                                            91,070,327
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 0.8% (0.5% OF TOTAL INVESTMENTS)

       4,900   Charlotte-Mecklenburg Hospital Authority, North Carolina,              1/15 at 100.00            AA        5,065,816
                 Healthcare System Revenue Bonds, DBA
                 Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45

       2,000   North Carolina Municipal Power Agency 1, Catawba Electric              1/08 at 102.00           AAA        2,055,080
                 Revenue Bonds, Series 1998A, 5.000%,
                 1/01/20 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,900   Total North Carolina                                                                                       7,120,896
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 3.5% (2.4% OF TOTAL INVESTMENTS)

       6,720   Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A,           1/10 at 101.00           AAA        6,892,637
                 5.000%, 1/01/31 - FSA Insured

         780   Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A,           1/10 at 101.00           Aaa          813,088
                 5.000%, 1/01/31 (Pre-refunded
                 1/01/10) - FSA Insured

       3,650   Montgomery County, Ohio, Revenue Bonds, Catholic Health                5/14 at 100.00            AA        3,781,875
                 Initiatives, Series 2004A,
                 5.000%, 5/01/30

       1,305   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities           7/09 at 100.00           Aaa        1,313,965
                 Program Residential Mortgage
                 Revenue Bonds, Series 1999C, 5.750%, 9/01/30 (Alternative
                 Minimum Tax)

       6,400   Ohio Water Development Authority, Solid Waste Disposal Revenue         9/08 at 102.00           N/R        6,507,136
                 Bonds, Bay Shore Power, Series
                 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

      13,300   Ohio Water Development Authority, Solid Waste Disposal Revenue         9/09 at 102.00           N/R       13,753,929
                 Bonds, Bay Shore Power, Series
                 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      32,155   Total Ohio                                                                                                33,062,630
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 0.4% (0.2% OF TOTAL INVESTMENTS)

       3,400   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding             6/09 at 100.00             B        3,466,368
                 Bonds, American Airlines Inc.,
                 Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08)
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 1.0% (0.7% OF TOTAL INVESTMENTS)

       9,150   Port of St. Helens, Oregon, Pollution Control Revenue Bonds,             No Opt. Call          Baa1        9,241,317
                 Portland General Electric
                 Company, Series 1985B, 4.800%, 6/01/10
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 3.3% (2.2% OF TOTAL INVESTMENTS)

               Bethlehem Authority, Northampton and Lehigh Counties,
               Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
       3,125     0.000%, 5/15/22 - FSA Insured                                          No Opt. Call           AAA        1,645,469
       3,125     0.000%, 5/15/23 - FSA Insured                                          No Opt. Call           AAA        1,569,375
       3,135     0.000%, 5/15/24 - FSA Insured                                          No Opt. Call           AAA        1,503,201
       3,155     0.000%, 5/15/26 - FSA Insured                                          No Opt. Call           AAA        1,377,441
       4,145     0.000%, 11/15/26 - FSA Insured                                         No Opt. Call           AAA        1,770,744
       2,800     0.000%, 5/15/28 - FSA Insured                                          No Opt. Call           AAA        1,113,644
       3,000     0.000%, 11/15/28 - FSA Insured                                         No Opt. Call           AAA        1,167,330


                Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA (continued)

$      2,845   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call          BBB-    $   2,957,349
                 Resource Recovery Revenue
                 Refunding Bonds, Panther Creek Partners Project, Series 2000,
                 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

      11,000   Delaware County Authority, Pennsylvania, Revenue Bonds,               11/08 at 102.00           AAA       11,276,760
                 Catholic Health East, Series 1998A,
                 4.875%, 11/15/18 - AMBAC Insured

               Pennsylvania Economic Development Financing Authority,
               Senior Lien Resource Recovery Revenue
               Bonds, Northampton Generating Project, Series 1994A:
       1,400     6.400%, 1/01/09 (Alternative Minimum Tax)                            7/07 at 100.00           BB+        1,401,316
       4,500     6.500%, 1/01/13 (Alternative Minimum Tax)                            7/07 at 100.00           BB+        4,569,255

         500   Pennsylvania Economic Development Financing Authority,                 7/07 at 100.00           N/R          500,025
                 Subordinate Resource Recovery Revenue
                 Bonds, Northampton Generating Project, Series 1994C,
                 6.875%, 1/01/11 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      42,730   Total Pennsylvania                                                                                        30,851,909
------------------------------------------------------------------------------------------------------------------------------------

               PUERTO RICO - 0.1% (0.1% OF TOTAL INVESTMENTS)

       1,250   Puerto Rico Highway and Transportation Authority, Highway              7/10 at 101.00           AAA        1,343,025
                 Revenue Bonds, Series 2000B, 5.875%,
                 7/01/21 (Pre-refunded 7/01/10) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               RHODE ISLAND - 1.2% (0.8% OF TOTAL INVESTMENTS)

       2,000   Kent County Water Authority, Rhode Island, General Revenue             7/12 at 100.00           AAA        2,095,000
                 Bonds, Series 2002A, 5.000%,
                 7/15/23 - MBIA Insured

               Rhode Island Health and Educational Building Corporation,
               Revenue Refunding Bonds, Salve Regina University, Series 2002:
       1,260     5.250%, 3/15/17 - RAAI Insured                                       3/12 at 101.00            AA        1,340,325
       1,080     5.250%, 3/15/18 - RAAI Insured                                       3/12 at 101.00            AA        1,146,388

       7,000   Rhode Island Housing and Mortgage Finance Corporation,                10/14 at 100.00           AA+        7,054,390
                 Homeownership Opportunity Bond Program,
                 Series 50A, 4.650%, 10/01/34
------------------------------------------------------------------------------------------------------------------------------------
      11,340   Total Rhode Island                                                                                        11,636,103
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 4.3% (2.9% OF TOTAL INVESTMENTS)

       2,625   Medical University Hospital Authority, South Carolina,                 8/14 at 100.00           AAA        2,802,345
                 FHA-Insured Mortgage Revenue Bonds,
                 Series 2004A, 5.250%, 2/15/25 - MBIA Insured

      22,855   Piedmont Municipal Power Agency, South Carolina, Electric                No Opt. Call           AAA        8,026,905
                 Revenue Bonds, Series 2004A-2,
                 0.000%, 1/01/31 - AMBAC Insured

       6,925   South Carolina, General Obligation Bonds, Series 1999A,               10/09 at 101.00           Aaa        6,995,427
                 4.000%, 10/01/14

      21,000   Tobacco Settlement Revenue Management Authority, South Carolina,       5/11 at 101.00           BBB       22,335,177
                 Tobacco Settlement
                 Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22
------------------------------------------------------------------------------------------------------------------------------------
      53,405   Total South Carolina                                                                                      40,159,854
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 1.3% (0.8% OF TOTAL INVESTMENTS)

       2,860   Johnson City Health and Educational Facilities Board, Tennessee,       7/23 at 100.00           AAA        2,942,282
                 Hospital Revenue Refunding
                 and Improvement Bonds, Johnson City Medical Center, Series
                 1998C, 5.125%, 7/01/25
                 (Pre-refunded 7/01/23) - MBIA Insured

       1,700   Memphis-Shelby County Airport Authority, Tennessee, Airport            3/10 at 101.00           AAA        1,803,751
                 Revenue Bonds, Series 1999D,
                 6.000%, 3/01/24 - AMBAC Insured (Alternative Minimum Tax)

       6,000   Metropolitan Government of Nashville-Davidson County Health and       12/17 at 100.00           AAA        7,063,320
                 Educational Facilities Board,
                 Tennessee, Revenue Refunding and Improvement Bonds, Meharry
                 Medical College, Series 1996,
                 6.000%, 12/01/19 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,560   Total Tennessee                                                                                           11,809,353
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 6.6% (4.4% OF TOTAL INVESTMENTS)

       3,975   Bell County Health Facilities Development Corporation, Texas,          2/10 at 101.00           AAA        4,259,133
                 Revenue Bonds, Scott and White
                 Memorial Hospital and Scott, Sherwood and Brindley Foundation,
                 Series 2000A, 6.125%,
                 8/15/23 (Pre-refunded 2/15/10) - MBIA Insured

       5,000   Bexar Metropolitan Water District, Texas, Waterworks System            5/16 at 100.00           AAA        5,268,550
                 Revenue Bonds, Series 2006,
                 5.000%, 5/01/35 - MBIA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS (continued)

               Central Texas Regional Mobility Authority, Travis and Williamson
               Counties, Toll Road Revenue Bonds, Series 2005:
$      4,000     5.000%, 1/01/35 - FGIC Insured                                       1/15 at 100.00           AAA    $   4,174,400
       3,000     5.000%, 1/01/45 - FGIC Insured                                       1/15 at 100.00           AAA        3,107,040

       1,000   Fort Worth, Texas, Water and Sewerage Revenue Bonds,                   2/08 at 100.00        AA (4)        1,012,550
                 Series 1998, 5.250%, 2/15/15
                 (Pre-refunded 2/15/08)

       1,000   Harlingen Independent School District, Cameron County, Texas,          8/09 at 100.00           AAA        1,043,410
                 Unlimited Tax School Building
                 Bonds, Series 1999, 5.650%, 8/15/29 (Pre-refunded 8/15/09)

       1,625   Harris County Health Facilities Development Corporation, Texas,        7/09 at 101.00           AAA        1,694,258
                 Revenue Bonds, Christus
                 Health, Series 1999A, 5.375%, 7/01/24 (Pre-refunded
                 7/01/09) - MBIA Insured

       4,000   Houston Community College, Texas, Limited Tax General                  2/13 at 100.00           AAA        4,171,120
                 Obligation Bonds, Series 2003, 5.000%,
                 2/15/27 - AMBAC Insured

       3,885   Houston Independent School District, Public Facility                     No Opt. Call           AAA        2,314,333
                 Corporation, Harris County, Texas, Lease
                 Revenue Bonds, Cesar E. Chavez High School, Series
                 1998A, 0.000%, 9/15/19 - AMBAC Insured

      33,855   Leander Independent School District, Williamson and Travis              8/14 at 23.67           AAA        5,714,385
                 Counties, Texas, General Obligation
                 Bonds, Series 2006, 0.000%, 8/15/40

               Leander Independent School District, Williamson and Travis
               Counties, Texas, Unlimited Tax
               School Building and Refunding Bonds, Series 1998:
       4,930     0.000%, 8/15/20                                                       8/07 at 49.08           AAA        2,383,803
       3,705     0.000%, 8/15/22                                                       8/07 at 43.67           AAA        1,593,706

         285   Lubbock Housing Finance Corporation, Texas, GNMA Mortgage-Backed       6/07 at 102.00           AAA          287,100
                 Securities Program Single
                 Family Mortgage Revenue Refunding Bonds,
                 Series 1997A, 6.125%, 12/01/17

       3,480   Pearland, Texas, General Obligation Bonds, Series 2002,                3/12 at 100.00           AAA        3,614,398
                 5.000%, 3/01/27 - FGIC Insured

       6,835   San Antonio, Texas, Electric and Gas System Revenue                    2/09 at 100.00           Aa1        6,863,707
                 Refunding Bonds, New Series 1998A,
                 4.500%, 2/01/21

       6,000   Spring Branch Independent School District, Harris County,              2/11 at 100.00           AAA        6,295,620
                 Texas, Limited Tax Schoolhouse and
                 Refunding Bonds, Series 2001, 5.125%, 2/01/26
                 (Pre-refunded 2/01/11)

       4,000   Tarrant Regional Water District, Texas, Water Revenue                  3/13 at 100.00           AAA        4,187,080
                 Refunding and Improvement Bonds, Series
                 1999, 5.000%, 3/01/22 - FSA Insured

       1,740   Texas, General Obligation Bonds, Water Financial Assistance,           8/09 at 100.00           AAA        1,798,986
                 State Participation Program,
                 Series 1999C, 5.500%, 8/01/29 - MBIA Insured

       1,690   Webb County, Laredo, Texas, Combination Tax and Sewer System,          2/08 at 100.00           AAA        1,695,966
                 Revenue Certificates of
                 Obligation, Series 1998A, 4.500%, 2/15/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      94,005   Total Texas                                                                                               61,479,545
------------------------------------------------------------------------------------------------------------------------------------

               UTAH - 4.2% (2.8% OF TOTAL INVESTMENTS)

       3,315   Intermountain Power Agency, Utah, Power Supply Revenue                 7/07 at 102.00           AAA        3,391,809
                 Refunding Bonds, Series 1997B, 5.750%,
                 7/01/19 (Pre-refunded 7/01/07) - MBIA Insured

       6,685   Intermountain Power Agency, Utah, Power Supply Revenue                 7/07 at 102.00           AAA        6,840,493
                 Refunding Bonds, Series 1997B, 5.750%,
                 7/01/19 - MBIA Insured

               Utah County, Utah, Hospital Revenue Bonds, IHC Health
               Services Inc., Series 1997:
      12,885     5.250%, 8/15/21 - MBIA Insured (ETM)                                 8/07 at 101.00           AAA       13,068,998
       3,900     5.250%, 8/15/26 - MBIA Insured (ETM)                                 8/07 at 101.00           AAA        3,955,692

       3,255   Utah Housing Corporation, Single Family Mortgage Bonds,                1/12 at 100.00           AA-        3,367,363
                 Series 2002A-1, 5.300%, 7/01/18
                 (Alternative Minimum Tax)

          20   Utah Housing Finance Agency, Single Family Mortgage Bonds,             1/10 at 100.00            AA           20,389
                 Series 2000B, 6.250%, 7/01/22
                 (Alternative Minimum Tax)

       1,445   Utah Housing Finance Agency, Single Family Mortgage Bonds,             7/10 at 100.00           AA-        1,448,309
                 Series 2000D-1, 6.050%, 7/01/14
                 (Alternative Minimum Tax)

         635   Utah Housing Finance Agency, Single Family Mortgage Bonds,             7/10 at 100.00            AA          646,779
                 Series 2000E-1, Class II, 6.150%,
                 1/01/27 (Alternative Minimum Tax)

       1,755   Utah Housing Finance Agency, Single Family Mortgage Bonds,             7/10 at 100.00           Aa1        1,763,196
                 Series 2000E-1, Class III, 6.000%,
                 1/01/15 (Alternative Minimum Tax)


                Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               UTAH (continued)

$        895   Utah Housing Finance Agency, Single Family Mortgage Bonds,             7/11 at 100.00            AA    $     917,563
                 Series 2001A-2, 5.650%, 7/01/27
                 (Alternative Minimum Tax)

         705   Utah Housing Finance Agency, Single Family Mortgage                    1/11 at 100.00           Aaa          716,618
                 Bonds, Series 2001B-1, 5.750%, 7/01/19
                 (Alternative Minimum Tax)

       3,000   Utah Water Finance Agency, Revenue Bonds, Pooled Loan                 10/12 at 100.00           Aaa        3,179,490
                 Financing Program, Series 2002C, 5.250%,
                 10/01/28 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      38,495   Total Utah                                                                                                39,316,699
------------------------------------------------------------------------------------------------------------------------------------

               VIRGIN ISLANDS - 0.8% (0.6% OF TOTAL INVESTMENTS)

       4,700   Virgin Islands Public Finance Authority, Gross Receipts               10/14 at 100.00            AA        4,917,563
                 Taxes Loan Note, Series 2003, 5.000%,
                 10/01/33 - RAAI Insured

       2,500   Virgin Islands Public Finance Authority, Revenue Bonds,                1/14 at 100.00           BBB        2,759,650
                 Refinery Project - Hovensa LLC, Series
                 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       7,200   Total Virgin Islands                                                                                       7,677,213
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 5.0% (3.3% OF TOTAL INVESTMENTS)

      12,235   Chelan County Public Utility District 1, Washington,                     No Opt. Call           AAA        5,242,575
                 Columbia River-Rock Island Hydro-Electric
                 System Revenue Refunding Bonds, Series 1997A, 0.000%,
                 6/01/26 - MBIA Insured

       3,100   Cowlitz County Public Utilities District 1, Washington,                9/14 at 100.00           AAA        3,252,024
                 Electric Production Revenue Bonds,
                 Series 2004, 5.000%, 9/01/28 - FGIC Insured

       5,000   Energy Northwest, Washington, Electric Revenue Refunding               7/13 at 100.00           Aaa        5,430,350
                 Bonds, Nuclear Project 1, Series
                 2003A, 5.500%, 7/01/16

      10,000   Washington State Healthcare Facilities Authority, Revenue             10/16 at 100.00           AAA       10,030,000
                 Bonds, Providence Health Care
                 Services, Series 2006A, 4.625%, 10/01/34 - FGIC Insured

       4,685   Washington State Healthcare Facilities Authority, Revenue             12/09 at 101.00           AAA        4,921,077
                 Bonds, Providence Services, Series
                 1999, 5.375%, 12/01/19 (Pre-refunded 12/01/09) - MBIA Insured

       5,000   Washington State Housing Finance Commission, Non-Profit                7/09 at 101.00            AA        5,247,100
                 Housing Revenue Bonds, Kline Galland
                 Center, Series 1999, 6.000%, 7/01/29 - RAAI Insured

      12,000   Washington, Motor Vehicle Fuel Tax General Obligation                  1/11 at 100.00           Aa1       12,475,320
                 Bonds, Series 2001D, 5.250%, 1/01/26
------------------------------------------------------------------------------------------------------------------------------------
      52,020   Total Washington                                                                                          46,598,446
------------------------------------------------------------------------------------------------------------------------------------

               WEST VIRGINIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

       5,000   Mason County, West Virginia, Pollution Control Revenue                10/11 at 100.00           BBB        5,260,550
                 Bonds, Appalachian Power Company,
                 Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN - 2.2% (1.4% OF TOTAL INVESTMENTS)

$     11,620   Wisconsin Health and Educational Facilities Authority,                 2/10 at 101.00            AA    $  12,389,825
                 Revenue Bonds, Marshfield Clinic,
                 Series 1999, 6.250%, 2/15/29 - RAAI Insured

       7,490   Wisconsin Health and Educational Facilities Authority,                 7/08 at 103.00           N/R        7,763,460
                 Revenue Bonds, Millennium Housing
                 Foundation Inc., Series 1998, 6.100%, 1/01/28
------------------------------------------------------------------------------------------------------------------------------------
      19,110   Total Wisconsin                                                                                           20,153,285
------------------------------------------------------------------------------------------------------------------------------------
$  1,528,720   Total Investments (cost $1,302,301,741) - 149.8%                                                       1,397,939,647
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligation - (0.7)%                                                                         (6,665,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.2%                                                                      20,741,128
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (51.3)%                                                        (479,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 933,015,775
               =====================================================================================================================


  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  N/R    Not rated.

(ETM)    Escrowed to maturity.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   Nuveen Municipal Advantage Fund, Inc. (NMA)

                   Portfolio of
                           INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 3.1% (1.9% OF TOTAL INVESTMENTS)

$     10,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement           2/09 at 101.00           AAA    $  10,382,700
                 Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded
                 2/01/09) - FGIC Insured

       5,075   Lauderdale County and Florence Healthcare Authority, Alabama,          7/09 at 101.00           AAA        5,256,127
                 Revenue Bonds, Coffee Health Group, Series 1999A,
                 5.250%, 7/01/24 - MBIA Insured

       5,155   Phenix City Industrial Development Board, Alabama, Environmental       5/12 at 100.00           BBB        5,533,222
                 Improvement Revenue Bonds, MeadWestvaco Corporation, Series
                 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      20,230   Total Alabama                                                                                             21,172,049
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 0.4% (0.2% OF TOTAL INVESTMENTS)

               Alaska Housing Finance Corporation, General Housing
                 Purpose Bonds, Series 2005A:
       1,125     5.250%, 12/01/34 - FGIC Insured                                     12/14 at 100.00           AAA        1,202,906
       1,280     5.250%, 12/01/41 - FGIC Insured                                     12/14 at 100.00           AAA        1,358,374
------------------------------------------------------------------------------------------------------------------------------------
       2,405   Total Alaska                                                                                               2,561,280
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 0.7% (0.5% OF TOTAL INVESTMENTS)

       5,000   Maricopa County Pollution Control Corporation, Arizona,                5/07 at 100.50           BBB        5,032,400
                 Remarketed Revenue Refunding Bonds, Public Service Company of
                 New Mexico, Series 1992A, 5.750%, 11/01/22
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 12.7% (8.0% OF TOTAL INVESTMENTS)

       2,500   Alameda Corridor Transportation Authority, California,                10/17 at 100.00           AAA        2,068,875
                 Subordinate Lien Revenue Bonds, Series  2004A, 0.000%,
                 10/01/25 - AMBAC Insured

               Calexico Unified School District, Imperial County, California,
               General Obligation Bonds, Series 2005B:
       4,070     0.000%, 8/01/32 - FGIC Insured                                         No Opt. Call           AAA        1,322,954
       6,410     0.000%, 8/01/34 - FGIC Insured                                         No Opt. Call           AAA        1,906,142

       3,000   California Health Facilities Financing Authority, Health Facility      3/13 at 100.00             A        3,056,010
                 Revenue Bonds, Adventist Health System/West,
                 Series 2003A, 5.000%, 3/01/33

       7,500   California State Public Works Board, Lease Revenue Bonds,              6/14 at 100.00             A        7,890,600
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.125%, 6/01/29

       9,955   Capistrano Unified School District, Orange County, California,           No Opt. Call           AAA        3,394,755
                 Special Tax Bonds, Community Facilities District,
                 Series 2005, 0.000%, 9/01/31 - FGIC Insured

               Colton Joint Unified School District, San Bernardino County,
               California, General Obligation Bonds, Series 2006C:
       3,800     0.000%, 2/01/33 - FGIC Insured                                        2/15 at 38.73           AAA        1,025,012
       3,795     0.000%, 2/01/37 - FGIC Insured                                         No Opt. Call           AAA        1,000,931

       7,535   Contra Costa County, California, GNMA Mortgage-Backed Securities         No Opt. Call           AAA        9,634,100
                 Program Home Mortgage Revenue  Bonds, Series 1989, 7.750%,
                 5/01/22 (Alternative Minimum Tax) (ETM)

       8,145   Cupertino Union School District, Santa Clara County, California,        8/13 at 55.54           AAA        3,424,973
                 General Obligation Bonds, Series 2003B,
                 0.000%, 8/01/25 - FGIC Insured

       2,990   East Bay Municipal Utility District, Alameda and Contra Costa          6/07 at 100.00           AAA        2,991,346
                 Counties, California, Water System Subordinated Revenue
                 Refunding Bonds, Series 1996, 4.750%, 6/01/21 - FGIC Insured

       2,000   Folsom Cordova Unified School District, Sacramento County,               No Opt. Call           AAA          779,140
                 California, General Obligation  Bonds, School Facilities
                 Improvement District 1, Series 2004B, 0.000%,
                 10/01/28 - MBIA Insured

       3,360   Folsom Cordova Unified School District, Sacramento County,               No Opt. Call           AAA        1,393,930
                 California, General Obligation  Bonds, School Facilities
                 Improvement District 2, Series 2002A,
                 0.000%, 7/01/27 - MBIA Insured

       2,315   Gateway Unified School District, California, General Obligation          No Opt. Call           AAA          735,962
                 Bonds, Series 2004B, 0.000%, 8/01/32 - FGIC Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)

$      1,000   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB    $   1,003,080
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.125%, 6/01/47

       3,000   Golden State Tobacco Securitization Corporation, California,             No Opt. Call           AAA        1,302,390
                 Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                 0.000%, 6/01/26 - FSA Insured

       1,275   Madera Unified School District, Madera County, California,             8/12 at 100.00           AAA        1,358,462
                 General Obligation Bonds, Series 2002, 5.250%,
                 8/01/23 - FSA Insured

               North Orange County Community College District, California,
               General Obligation Bonds, Series 2003B:
       7,735     0.000%, 8/01/25 - FGIC Insured                                         No Opt. Call           AAA        3,488,794
       4,000     0.000%, 8/01/26 - FGIC Insured                                         No Opt. Call           AAA        1,723,880

       5,000   Palmdale Community Redevelopment Agency, California, Residential         No Opt. Call           AAA        5,673,150
                 Mortgage Revenue Refunding  Bonds, Series 1991B,
                 7.375%, 2/01/12 (ETM)

       5,000   Palmdale Community Redevelopment Agency, California, Single              No Opt. Call           AAA        6,534,750
                 Family Restructured Mortgage Revenue Bonds, Series 1986A,
                 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)

       9,315   Perris, California, GNMA Mortgage-Backed Securities Program              No Opt. Call           AAA       11,493,779
                 Single Family Mortgage Revenue Bonds, Series 1989A,
                 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)

       7,660   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        3,756,770
                 California, Senior Lien Toll Road Revenue Bonds, Series
                 1993, 0.000%, 1/01/24 (ETM)

      23,000   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        6,830,540
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/35 - MBIA Insured

       7,250   San Jose-Evergreen Community College District, Santa Clara             9/15 at 100.00           AAA        2,366,980
                 County, California, General Obligation Bonds, Series 2005A,
                 0.000%, 9/01/29 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     141,610   Total California                                                                                          86,157,305
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 7.5% (4.7% OF TOTAL INVESTMENTS)

       8,350   Colorado Health Facilities Authority, Remarketed Revenue Bonds,        7/07 at 101.50           AAA        8,527,354
                 Kaiser Permanente System, Series 1994A, 5.350%, 11/01/16 (ETM)

       9,440   Colorado Health Facilities Authority, Revenue Bonds, Catholic          9/16 at 100.00            AA        9,199,469
                 Health Initiatives, Series 2006A, 4.500%, 9/01/38

               Denver City and County, Colorado, Airport Revenue
               Bonds, Series 2006:
       5,365     5.000%, 11/15/23 - FGIC Insured (UB)                                11/16 at 100.00           AAA        5,723,382
       3,300     5.000%, 11/15/24 - FGIC Insured (UB)                                11/16 at 100.00           AAA        3,515,094
       1,445     6.601%, 11/15/25 - FGIC Insured (IF)                                11/16 at 100.00           AAA        1,723,986

       2,000   Denver Convention Center Hotel Authority, Colorado, Senior            11/16 at 100.00           AAA        2,051,540
                 Revenue Bonds, Convention Center Hotel, Series 2006, 4.750%,
                 12/01/35 - XLCA Insured

               E-470 Public Highway Authority, Colorado, Senior
               Revenue Bonds, Series 1997B:
       2,650     0.000%, 9/01/16 - MBIA Insured                                         No Opt. Call           AAA        1,813,051
       8,645     0.000%, 9/01/26 - MBIA Insured                                         No Opt. Call           AAA        3,705,247

       1,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 102.00           AAA        1,080,270
                 Series 2000A, 5.750%, 9/01/35  (Pre-refunded
                 9/01/10) - MBIA Insured

               E-470 Public Highway Authority, Colorado, Senior
               Revenue Bonds, Series 2000B:
       7,500     0.000%, 9/01/29 - MBIA Insured                                         No Opt. Call           AAA        2,812,350
      10,000     0.000%, 9/01/32 - MBIA Insured                                         No Opt. Call           AAA        3,262,600

               Platte River Power Authority, Colorado, Power Revenue
               Refunding Bonds, Series 2002EE:
       1,030     5.375%, 6/01/17 (Pre-refunded 6/01/12)                               6/12 at 100.00       Aa2 (4)        1,110,917
       4,890     5.375%, 6/01/18 (Pre-refunded 6/01/12)                               6/12 at 100.00       Aa2 (4)        5,274,158

               Platte River Power Authority, Colorado, Power Revenue
               Refunding Bonds, Series 2002EE:
         970     5.375%, 6/01/17                                                      6/12 at 100.00            AA        1,040,296
         110     5.375%, 6/01/18                                                      6/12 at 100.00            AA          117,966
------------------------------------------------------------------------------------------------------------------------------------
      66,695   Total Colorado                                                                                            50,957,680
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 0.4% (0.2% OF TOTAL INVESTMENTS)

       1,725   District of Columbia Housing Finance Agency, GNMA/FNMA Single          6/07 at 102.00           AAA        1,751,048
                 Family Mortgage Revenue Bonds,  Series 1997B, 5.900%, 12/01/28
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                    Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 4.2% (2.6% OF TOTAL INVESTMENTS)

$      2,770   Florida Housing Finance Corporation, Housing Revenue Bonds,           12/10 at 100.00           AAA    $   2,867,144
                 Stratford Point Apartments, Series 2000O-1, 5.850%,
                 12/01/31 - FSA Insured (Alternative Minimum Tax)

      14,730   South Miami Florida Health Facilities Authority, Hospital              8/17 at 100.00           AA-       15,128,593
                 Revenue, Baptist Health System Obligation Group, Series 2007,
                 5.000%, 8/15/42 (WI/DD, Settling 5/16/07)

      10,130   Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health       6/07 at 100.00           AAA       10,189,767
                 System - St. Mary's Hospital, Series 1993, 5.125%,
                 12/01/23 - MBIA Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
      27,630   Total Florida                                                                                             28,185,504
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

       4,000   Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004,      10/14 at 100.00           AAA        4,298,200
                 5.250%, 10/01/39 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               HAWAII - 0.4% (0.3% OF TOTAL INVESTMENTS)

       2,215   Hawaii Housing and Community Development Corporation, GNMA             7/10 at 102.00           AAA        2,325,484
                 Collateralized Multifamily Housing Revenue Bonds, Sunset
                 Villas, Series 2000, 5.700%, 7/20/31

         650   Hawaii Housing Finance and Development Corporation, Single Family      7/07 at 102.00           AAA          652,789
                 Mortgage Purchase Revenue Bonds, Series 1997A, 5.750%,
                 7/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       2,865   Total Hawaii                                                                                               2,978,273
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 16.2% (10.2% OF TOTAL INVESTMENTS)

      12,500   Chicago Board of Education, Illinois, Unlimited Tax General           12/07 at 102.00           AAA       12,833,375
                 Obligation Bonds, Dedicated Tax Revenues, Series 1997A,
                 5.250%, 12/01/27 - AMBAC Insured

       4,000   Chicago Board of Education, Illinois, Unlimited Tax General           12/07 at 102.00           AAA        4,125,200
                 Obligation Bonds, Dedicated Tax Revenues, Series 1997, 5.750%,
                 12/01/20 (Pre-refunded 12/01/07) - AMBAC Insured

       3,510   Chicago Board of Education, Illinois, Unlimited Tax General              No Opt. Call           AAA        1,368,900
                 Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                 0.000%, 12/01/28 - FGIC Insured

       2,720   Chicago Board of Education, Illinois, Unlimited Tax General              No Opt. Call           AAA          923,984
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                 0.000%, 12/01/31 - FGIC Insured

       5,865   Chicago, Illinois, General Obligation Bonds, Neighborhoods             7/10 at 101.00           AAA        6,404,639
                 Alive 21 Program, Series 2000A, 6.500%, 1/01/35
                 (Pre-refunded 7/01/10) - FGIC Insured

       5,000   Chicago, Illinois, Second Lien Passenger Facility Charge Revenue       1/11 at 101.00           AAA        5,231,600
                 Bonds, O'Hare International Airport, Series 2001A, 5.375%,
                 1/01/32 - AMBAC Insured (Alternative Minimum Tax)

       5,000   Chicago, Illinois, Second Lien Wastewater Transmission Revenue         1/08 at 102.00           AAA        5,149,600
                 Bonds, Series 1997, 5.250%, 1/01/28 (Pre-refunded
                 1/01/08) - AMBAC Insured

       6,000   Illinois Health Facilities Authority, Revenue Bonds, Condell           5/12 at 100.00          Baa2        6,336,180
                 Medical Center, Series 2002, 5.750%, 5/15/22

       6,165   Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush        8/07 at 102.00             A        6,294,033
                 Lincoln Health Center, Series 1996B, 5.750%, 2/15/22

       4,210   Illinois Health Facilities Authority, Revenue Bonds, Victory           8/07 at 101.00       N/R (4)        4,269,824
                 Health Services, Series 1997A, 5.375%, 8/15/16
                 (Pre-refunded 8/15/07)

      10,740   Lake and McHenry Counties Community Unit School District 118,           1/15 at 66.94           Aaa        5,126,095
                 Wauconda, Illinois, General Obligation Bonds, Series 2005B,
                 0.000%, 1/01/23 - FSA Insured

       1,090   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call           AAA          599,304
                 Bonds, McCormick Place Expansion Project, Series 1993A,
                 0.000%, 6/15/21 - FGIC Insured

               Metropolitan Pier and Exposition Authority, Illinois, Revenue
               Bonds, McCormick Place Expansion Project, Series 1999A:
      13,455     5.500%, 12/15/24 - FGIC Insured                                     12/09 at 101.00           AAA       14,118,466
      10,430     5.250%, 12/15/28 - FGIC Insured                                     12/09 at 101.00           AAA       10,845,323

       3,175   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call           AAA          697,484
                 Bonds, McCormick Place Expansion Project, Series 2002A,
                 0.000%, 6/15/41 - MBIA Insured

       6,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call           AAA        2,876,220
                 Refunding Bonds, McCormick Place  Expansion Project, Series
                 1996A, 0.000%, 6/15/24 - MBIA Insured

       4,600   Regional Transportation Authority, Cook, DuPage, Kane, Lake,             No Opt. Call           AAA        5,684,174
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1990A, 7.200%, 11/01/20 - AMBAC Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (continued)

$      1,940   University of Illinois, Auxiliary Facilities Systems Revenue Bonds,    4/13 at 100.00           AAA    $   2,031,917
                  Series 2003A, 5.000%,  4/01/23 - AMBAC Insured

       7,500   Valley View Public Schools, Community Unit School District 365U of       No Opt. Call           AAA        3,358,275
                 Will County, Illinois,  General Obligation Bonds, Series 2005,
                 0.000%, 11/01/25 - MBIA Insured

      23,125   Will County Community High School District 210 Lincoln-Way,              No Opt. Call           Aaa       11,267,656
                 Illinois, General Obligation Bonds, Series 2006, 0.000%,
                 1/01/24 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
     137,025   Total Illinois                                                                                           109,542,249
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 3.5% (2.2% OF TOTAL INVESTMENTS)

       5,205   Indiana Health Facility Financing Authority, Hospital Revenue          8/10 at 101.50           AAA        5,553,371
                 Bonds, Clarian Health Obligated Group, Series 2000A, 5.500%,
                 2/15/30 (Pre-refunded 8/15/10) - MBIA Insured

       9,000   Indiana Health Facility Financing Authority, Hospital Revenue          5/07 at 101.00           AAA        9,097,830
                 Refunding and Improvement Bonds, Community Hospitals of Indiana,
                 Series 1995, 5.700%, 5/15/22 (Pre-refunded 5/17/07) -
                 MBIA Insured

       6,075   LaGrange County Jail Building Corporation, Indiana, First             10/09 at 101.00        A3 (4)        6,369,455
                 Mortgage Jail Bonds, Series 1998, 5.400%, 10/01/21
                 (Pre-refunded 10/01/09)

       2,330   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,          2/09 at 102.00           BBB        2,417,725
                 Madison Center Inc., Series 1999, 5.450%, 2/15/12
------------------------------------------------------------------------------------------------------------------------------------
      22,610   Total Indiana                                                                                             23,438,381
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 1.8% (1.1% OF TOTAL INVESTMENTS)

       5,000   Burlington, Kansas, Environmental Improvement Revenue Bonds,             No Opt. Call            A3        5,015,950
                 Kansas City Power and Light  Company Project, Series 1998A,
                 4.750%, 9/01/15 (Mandatory put 10/01/07)

       4,935   Kansas Department of Transportation, Highway Revenue Bonds,            3/14 at 100.00           AAA        5,242,549
                 Series 2004A, 5.000%, 3/01/22

       1,750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and        6/14 at 100.00           AAA        1,875,160
                 Electric Company, Series 2004, 5.300%, 6/01/31 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      11,685   Total Kansas                                                                                              12,133,659
------------------------------------------------------------------------------------------------------------------------------------

               KENTUCKY - 1.6% (1.0% OF TOTAL INVESTMENTS)

       5,500   Louisville and Jefferson County Metropolitan Sewer District,           5/07 at 101.00           AAA        5,560,445
                 Kentucky, Sewer and Drainage System Revenue Bonds, Series 1997A,
                 5.250%, 5/15/27 - MBIA Insured

       4,950   Louisville and Jefferson County Metropolitan Sewer District,          11/07 at 101.00           AAA        5,031,329
                 Kentucky, Sewer and Drainage System Revenue Bonds, Series
                 1997B, 5.200%, 5/15/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,450   Total Kentucky                                                                                            10,591,774
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 12.0% (7.5% OF TOTAL INVESTMENTS)

      13,500   DeSoto Parish, Louisiana, Pollution Control Revenue Refunding          9/09 at 102.00           AAA       14,348,204
                 Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%,
                 9/01/29 - AMBAC Insured

       7,190   Louisiana Public Facilities Authority, Extended Care Facilities          No Opt. Call           BBB        8,924,588
                 Revenue Bonds, Comm-Care  Corporation Project, Series 1994,
                 11.000%, 2/01/14

         805   Louisiana Public Facilities Authority, Extended Care Facilities          No Opt. Call       N/R (4)        1,001,203
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14 (ETM)

       6,650   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        7,063,231
                 General Hospital, Series  2004, 5.250%, 7/01/33 - MBIA Insured

      20,775   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006,    5/16 at 100.00           AAA       20,437,199
                 4.500%, 5/01/41 - FGIC Insured (UB)

      10,000   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006,    5/16 at 100.00           AAA       10,529,500
                 5.000%, 5/01/41 - FGIC Insured (UB)

               Tobacco Settlement Financing Corporation, Louisiana, Tobacco
               Settlement Asset-Backed Bonds, Series 2001B:
       6,000     5.500%, 5/15/30                                                      5/11 at 101.00           BBB        6,272,520
      11,750     5.875%, 5/15/39                                                      5/11 at 101.00           BBB       12,548,413
------------------------------------------------------------------------------------------------------------------------------------
      76,670   Total Louisiana                                                                                           81,124,858
------------------------------------------------------------------------------------------------------------------------------------


                    Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 1.4% (0.9% OF TOTAL INVESTMENTS)

$      1,750   Massachusetts Health and Educational Facilities Authority, Revenue     1/09 at 101.00           AAA    $   1,790,705
                 Bonds, UMass Memorial Healthcare, Series 1998A, 5.000%,
                 7/01/28 - AMBAC Insured

         605   Massachusetts Housing Finance Agency, Single Family Housing           12/09 at 100.00           AAA          615,715
                 Revenue Bonds, Series 77, 5.950%, 6/01/25 - FSA Insured
                 (Alternative Minimum Tax)

               Massachusetts Turnpike Authority, Metropolitan Highway System
               Revenue Bonds, Senior Series 1997A:
       2,000     5.125%, 1/01/17 - MBIA Insured                                       1/09 at 100.00           AAA        2,042,040
       5,000     5.000%, 1/01/37 - MBIA Insured                                       7/07 at 102.00           AAA        5,074,850
------------------------------------------------------------------------------------------------------------------------------------
       9,355   Total Massachusetts                                                                                        9,523,310
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 1.7% (1.0% OF TOTAL INVESTMENTS)

               Michigan State Hospital Finance Authority, Hospital Revenue Bonds,
               Detroit Medical Center Obligated Group, Series 1998A:
       4,995     5.250%, 8/15/23                                                      8/08 at 101.00           BB-        5,011,134
       3,000     5.250%, 8/15/28                                                      8/08 at 101.00           BB-        3,001,980

       3,275   Michigan State Hospital Finance Authority, Revenue Refunding Bonds,    8/07 at 100.00           BB-        3,277,489
                 Detroit Medical Center Obligated Group, Series
                 1993A, 6.500%, 8/15/18
------------------------------------------------------------------------------------------------------------------------------------
      11,270   Total Michigan                                                                                            11,290,603
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 1.4% (0.9% OF TOTAL INVESTMENTS)

       5,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,      1/11 at 100.00           AAA        5,266,000
                 Subordinate Airport Revenue Bonds, Series 2001C, 5.250%,
                 1/01/32 (Pre-refunded 1/01/11) - FGIC Insured

       2,375   Minnesota Housing Finance Agency, Single Family Mortgage Revenue       7/09 at 100.00           AA+        2,393,121
                 Bonds, Series 2000C, 5.550%, 7/01/24 (Alternative Minimum Tax)

       1,795   Minnesota Housing Finance Agency, Single Family Mortgage Revenue       1/10 at 100.00           AA+        1,806,326
                 Bonds, Series 2000J, 5.400%, 1/01/23 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,170   Total Minnesota                                                                                            9,465,447
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 2.7% (1.7% OF TOTAL INVESTMENTS)

      12,005   Kansas City Municipal Assistance Corporation, Missouri, Leasehold        No Opt. Call           AAA        4,606,559
                  Revenue Bonds, Series 2004B-1, 0.000%, 4/15/29 - AMBAC Insured

      11,000   Missouri Health and Educational Facilities Authority, Revenue          6/11 at 100.00           AAA       11,583,330
                 Bonds, Washington University, Series 2001A, 5.125%, 6/15/41
                 (Pre-refunded 6/15/11)

         175   Missouri Housing Development Commission, Single Family Mortgage        9/09 at 102.00           AAA          183,234
                 Revenue Bonds, Homeownership Loan Program, Series 2000A-1,
                 7.500%, 3/01/31 (Alternative Minimum Tax)

       1,500   Missouri-Illinois Metropolitan District Bi-State Development          10/13 at 100.00           AAA        1,572,015
                 Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink
                 Cross County Extension Project, Series 2002B, 5.000%,
                 10/01/32 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      24,680   Total Missouri                                                                                            17,945,138
------------------------------------------------------------------------------------------------------------------------------------

               MONTANA - 1.0% (0.7% OF TOTAL INVESTMENTS)

       6,920   Montana Board of Housing, Single Family Mortgage Bonds,                6/07 at 101.50           AA+        7,031,204
                 Series 1997A-1, 6.050%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 5.9% (3.7% OF TOTAL INVESTMENTS)

       7,310   Clark County, Nevada, Limited Tax General Obligation Bank Bonds,       7/10 at 100.00       AA+ (4)        7,703,059
                 Series 2000, 5.500%, 7/01/19 (Pre-refunded 7/01/10)

       7,500   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,          7/10 at 101.00           AAA        8,081,250
                 Series 1999A, 6.000%, 7/01/29 (Pre-refunded
                 7/01/10) - MBIA Insured

       7,910   Director of Nevada State Department of Business and Industry,          1/10 at 100.00           AAA        8,162,092
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

      15,000   Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds,        7/17 at 100.00             A       15,759,000
                 Catholic Healthcare West, Series 2007B, 5.250%, 7/01/31 (UB)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEVADA (continued)

$        360   Nevada Housing Division, Single Family Mortgage Bonds, Senior         10/07 at 102.00           Aaa    $     362,444
                 Series 1997C-2, 5.750%, 4/01/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      38,080   Total Nevada                                                                                              40,067,845
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 4.0% (2.5% OF TOTAL INVESTMENTS)

      15,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AAA        5,364,600
                 System Bonds, Series 2006C, 0.000%, 12/15/30 - FGIC Insured

               Tobacco Settlement Financing Corporation, New Jersey, Tobacco
               Settlement Asset-Backed Bonds, Series 2002:
      13,045     5.750%, 6/01/32 (Pre-refunded 6/01/12)                               6/12 at 100.00           AAA       13,946,410
       5,050     6.125%, 6/01/42 (Pre-refunded 6/01/12)                               6/12 at 100.00           AAA        5,614,085

       2,500   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/17 at 100.00           BBB        2,465,250
                 Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41
------------------------------------------------------------------------------------------------------------------------------------
      35,595   Total New Jersey                                                                                          27,390,345
------------------------------------------------------------------------------------------------------------------------------------

               NEW MEXICO - 1.1% (0.7% OF TOTAL INVESTMENTS)

       7,500   Farmington, New Mexico, Pollution Control Revenue Refunding Bonds,    10/07 at 100.50           BBB        7,573,275
                 Public Service Company of New Mexico - San Juan Project,
                 Series 1997B, 5.800%, 4/01/22
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 15.1% (9.5% OF TOTAL INVESTMENTS)

         560   Dormitory Authority of the State of New York, Revenue Bonds, Mental    5/07 at 102.00           AA-          571,906
                 Health Services Facilities Improvements, Series
                 1997B, 5.625%, 2/15/21

       3,655   Dormitory Authority of the State of New York, Revenue Bonds, State     5/08 at 101.00       AA- (4)        3,747,983
                 University Educational Facilities, Series 1997, 5.125%,
                 5/15/27 (Pre-refunded 5/15/08)

         440   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA          433,950
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured

       7,000   Metropolitan Transportation Authority, New York, State Service         7/12 at 100.00           AA-        7,320,810
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

               Nassau County, New York, General Obligation Improvement
               Bonds, Series 2000F:
       3,980     7.000%, 3/01/11 (Pre-refunded 3/01/10) - FSA Insured                 3/10 at 100.00           AAA        4,338,678
       4,070     7.000%, 3/01/12 (Pre-refunded 3/01/10) - FSA Insured                 3/10 at 100.00           AAA        4,436,788
       3,925     7.000%, 3/01/15 (Pre-refunded 3/01/10) - FSA Insured                 3/10 at 100.00           AAA        4,278,721

       4,975   New York City Industrial Development Agency, New York, Special        12/08 at 102.00           Ba2        4,978,632
                 Facilities Revenue Bonds, British Airways PLC, Series 1998,
                 5.250%, 12/01/32 (Alternative Minimum Tax)

       3,000   New York City Industrial Development Agency, New York, Special        12/12 at 101.00           Ba2        3,335,520
                 Facilities Revenue Bonds, British Airways PLC, Series 2002,
                 7.625%, 12/01/32 (Alternative Minimum Tax)

       5,000   New York City Municipal Water Finance Authority, New York, Water       6/07 at 101.00           AAA        5,062,000
                 and Sewerage System Revenue Bonds, Fiscal Series 1997B, 5.750%,
                 6/15/29 (Pre-refunded 6/15/07) - FGIC Insured

       9,850   New York City Municipal Water Finance Authority, New York, Water       6/09 at 101.00           AAA       10,371,361
                 and Sewerage System Revenue Bonds, Fiscal Series 2000A, 5.750%,
                 6/15/31 (Pre-refunded 6/15/09) - FGIC Insured

      10,000   New York City Municipal Water Finance Authority, New York, Water      12/14 at 100.00           AAA       10,526,900
                 and Sewerage System Revenue Bonds, Fiscal Series 2005B,
                 5.000%, 6/15/36 - FSA Insured

      10,000   New York City Transitional Finance Authority, New York, Future Tax     5/10 at 101.00           AAA       10,767,600
                 Secured Bonds, Fiscal Series 2000B, 6.000%, 11/15/29
                 (Pre-refunded 5/15/10)

      10,000   New York City, New York, General Obligation Bonds, Fiscal Series      10/07 at 101.00           Aaa       10,202,400
                 1997G, 6.000%, 10/15/26 (Pre-refunded 10/15/07)

       7,435   New York City, New York, General Obligation Bonds, Fiscal Series       5/10 at 101.00       AA- (4)        7,952,699
                 2000A, 5.750%, 5/15/20 (Pre-refunded 5/15/10)

       8,305   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,      4/10 at 100.00           Aa1        8,574,663
                 Series 94, 5.800%, 10/01/20 (Alternative Minimum Tax)

       5,000   New York State Urban Development Corporation, Service Contract         1/09 at 101.00           AAA        5,240,000
                 Revenue Bonds, Correctional Facilities, Series 1999C, 6.000%,
                 1/01/29 (Pre-refunded 1/01/09) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      97,195   Total New York                                                                                           102,140,611
------------------------------------------------------------------------------------------------------------------------------------


                    Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA - 2.3% (1.4% OF TOTAL INVESTMENTS)

$      1,175   North Carolina Housing Finance Agency, Home Ownership Revenue          7/10 at 100.00           AAA    $   1,198,218
                 Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 - AMBAC
                 Insured (Alternative Minimum Tax)

       6,240   North Carolina Housing Finance Agency, Home Ownership Revenue          7/09 at 100.00            AA        6,406,358
                 Bonds, 1998 Trust Agreement, Series 7A, 6.250%, 1/01/29
                 (Alternative Minimum Tax)

       2,420   North Carolina Housing Finance Agency, Home Ownership Revenue          1/10 at 100.00            AA        2,441,586
                 Bonds, 1998 Trust Agreement, Series 8A, 5.950%, 1/01/27
                 (Alternative Minimum Tax)

       5,135   North Carolina Housing Finance Agency, Home Ownership Revenue          1/10 at 100.00            AA        5,270,718
                 Bonds, 1998 Trust Agreement, Series 9A, 5.875%, 7/01/31
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      14,970   Total North Carolina                                                                                      15,316,880
------------------------------------------------------------------------------------------------------------------------------------

               NORTH DAKOTA - 0.6% (0.4% OF TOTAL INVESTMENTS)

       1,985   North Dakota Housing Finance Agency, Home Mortgage Finance Program     7/08 at 102.00           Aaa        2,008,919
                 Bonds, Series 1998B, 5.500%, 7/01/29 - MBIA Insured
                 (Alternative Minimum Tax)

       2,250   Ward County Health Care, North Dakota, Revenue Bonds, Trinity          7/16 at 100.00          BBB+        2,321,280
                 Obligated Group, Series 2006, 5.125%, 7/01/25
------------------------------------------------------------------------------------------------------------------------------------
       4,235   Total North Dakota                                                                                         4,330,199
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 4.4% (2.8% OF TOTAL INVESTMENTS)

       5,000   Akron, Bath and Copley Joint Township Hospital District, Ohio,        11/09 at 101.00          Baa1        5,134,250
                 Hospital Facilities Revenue Bonds, Summa Health System,
                 Series 1998A, 5.375%, 11/15/18

       6,000   Cuyahoga County, Ohio, Hospital Revenue Bonds, University              7/09 at 101.00           AAA        6,284,220
                 Hospitals Health System, Series 1999, 5.500%, 1/15/30
                 (Pre-refunded 7/15/09) - AMBAC Insured

               Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
               Kettering Medical Center, Series 1999:
       7,840     6.750%, 4/01/18 (Pre-refunded 4/01/10)                               4/10 at 101.00         A (4)        8,558,144
       5,000     6.750%, 4/01/22 (Pre-refunded 4/01/10)                               4/10 at 101.00         A (4)        5,458,000

       1,475   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities           8/10 at 100.00           Aaa        1,494,131
                 Program Residential Mortgage Revenue Bonds, Series 2000D,
                 5.450%, 9/01/31 (Alternative Minimum Tax)

       2,650   Ohio, General Obligation Bonds, Higher Education, Series 2003A,        5/13 at 100.00           AA+        2,782,951
                 5.000%, 5/01/22
------------------------------------------------------------------------------------------------------------------------------------
      27,965   Total Ohio                                                                                                29,711,696
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 2.6% (1.6% OF TOTAL INVESTMENTS)

       2,000   Oklahoma Municipal Power Authority, Power Supply System Revenue        1/17 at 100.00           AAA        1,974,360
                 Bonds, Series 2007, 4.500%,  1/01/47 - FGIC Insured

       2,890   Oklahoma State Industries Authority, Health System Revenue Bonds,      8/09 at 101.00           AAA        3,025,252
                 Integris Baptist Medical Center, Series 1999A, 5.750%,
                 8/15/29 - MBIA Insured

       2,110   Oklahoma State Industries Authority, Health System Revenue Bonds,      8/09 at 101.00           AAA        2,226,345
                 Integris Baptist Medical  Center, Series 1999A, 5.750%, 8/15/29
                 (Pre-refunded 8/15/09) - MBIA Insured

      10,000   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,     12/08 at 100.00             B       10,104,600
                 American Airlines Inc., Series 2001B, 5.650%, 12/01/35
                 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      17,000   Total Oklahoma                                                                                            17,330,557
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 1.4% (0.9% OF TOTAL INVESTMENTS)

       1,610   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call          BBB-        1,673,579
                 Resource Recovery Revenue  Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

       1,500   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue   10/16 at 100.00           AA+        1,485,900
                 Bonds, Series 96A, 4.650%, 10/01/31 (Alternative Minimum Tax)

       2,600   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series      12/14 at 100.00           AAA        2,865,434
                 2004A, 5.500%, 12/01/31 - AMBAC Insured

       3,240   Washington County Authority, Pennsylvania, Capital Funding Revenue       No Opt. Call           AAA        3,489,674
                 Bonds, Capital Projects and Equipment Acquisition Program,
                 Series 1999, 6.150%, 12/01/29 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,950   Total Pennsylvania                                                                                         9,514,587
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               PUERTO RICO - 1.4% (0.9% OF TOTAL INVESTMENTS)

$      5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series      7/15 at 100.00           AAA    $   5,293,400
                 2005RR, 5.000%, 7/01/26 - XLCA Insured

       4,000   Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%,           7/10 at 100.00           AAA        4,240,960
                 7/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       9,000   Total Puerto Rico                                                                                          9,534,360
------------------------------------------------------------------------------------------------------------------------------------

               RHODE ISLAND - 1.9% (1.2% OF TOTAL INVESTMENTS)

       1,235   Rhode Island Health and Educational Building Corporation, Hospital     5/07 at 102.00           AAA        1,261,170
                 Financing Revenue Bonds,  Lifespan Obligated Group, Series 1996,
                 5.500%, 5/15/16 - MBIA Insured

      11,015   Rhode Island Health and Educational Building Corporation, Hospital     5/07 at 102.00           AAA       11,242,680
                 Financing Revenue Bonds, Lifespan Obligated Group, Series 1996,
                 5.500%, 5/15/16 (Pre-refunded 5/15/07) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      12,250   Total Rhode Island                                                                                        12,503,850
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 4.1% (2.6% OF TOTAL INVESTMENTS)

      10,000   Greenville County School District, South Carolina, Installment        12/12 at 101.00       AA- (4)       11,218,800
                 Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/20
                 (Pre-refunded 12/01/12)

       2,500   Lexington County Health Service District, South Carolina, Hospital    11/13 at 100.00            A+        2,699,325
                 Revenue Refunding and Improvement Bonds, Series
                 2003, 5.750%, 11/01/28

       3,000   Myrtle Beach, South Carolina, Hospitality and Accommodation Fee        6/14 at 100.00           AAA        3,135,390
                 Revenue Bonds, Series 2004A, 5.000%, 6/01/36 - FGIC Insured

       1,220   Piedmont Municipal Power Agency, South Carolina, Electric Revenue        No Opt. Call           AAA          620,651
                 Bonds, Series 2004A-2, 0.000%, 1/01/23 - FGIC Insured

       2,125   South Carolina Public Service Authority, Revenue Refunding Bonds,      7/13 at 100.00           AAA        2,258,556
                 Santee Cooper Electric System, Series 2003A, 5.000%,
                 1/01/21 - AMBAC Insured

       7,500   Tobacco Settlement Revenue Management Authority, South Carolina,       5/11 at 101.00           BBB        8,102,250
                 Tobacco Settlement Asset-Backed Bonds, Series
                 2001B, 6.375%, 5/15/28
------------------------------------------------------------------------------------------------------------------------------------
      26,345   Total South Carolina                                                                                      28,034,972
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH DAKOTA - 0.5% (0.3% OF TOTAL INVESTMENTS)

       2,945   South Dakota Health and Educational Facilities Authority, Revenue      5/17 at 100.00           AA-        3,045,748
                 Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 5.2% (3.3% OF TOTAL INVESTMENTS)

       6,000   Knox County Health, Educational and Housing Facilities Board,          4/12 at 101.00           Ba2        6,194,220
                 Tennessee, Hospital Revenue Bonds, Baptist Health System of
                 East Tennessee Inc., Series 2002, 6.500%, 4/15/31

      20,415   Knox County Health, Educational and Housing Facilities Board,           1/13 at 75.87           AAA       12,175,914
                 Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
                 Series 2002A, 0.000%, 1/01/18 - FSA Insured

      14,385   Metropolitan Government of Nashville-Davidson County Health and       11/09 at 101.00           AAA       15,262,772
                 Educational Facilities Board,  Tennessee, Revenue Bonds,
                 Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
                 (Pre-refunded 11/15/09) - AMBAC Insured

       1,750   Metropolitan Government of Nashville-Davidson County, Tennessee,       5/11 at 100.00            AA        1,814,628
                 Electric System Revenue Bonds, Series 2001A, 5.125%, 5/15/26
------------------------------------------------------------------------------------------------------------------------------------
      42,550   Total Tennessee                                                                                           35,447,534
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 16.6% (10.5% OF TOTAL INVESTMENTS)

      11,810   Brazos River Authority, Texas, Pollution Control Revenue Refunding       No Opt. Call          Baa2       12,172,803
                 Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36
                 (Mandatory put 11/01/11) (Alternative Minimum Tax)

       6,000   Brazos River Authority, Texas, Revenue Refunding Bonds, Houston          No Opt. Call           AAA        6,475,680
                 Lighting and Power Company, Series 1998, 5.050%, 11/01/18 - AMBAC
                 Insured (Alternative Minimum Tax)

      10,000   Central Texas Regional Mobility Authority, Travis and Williamson       1/15 at 100.00           AAA       10,356,800
                 Counties, Toll Road Revenue Bonds, Series 2005, 5.000%,
                 1/01/45 - FGIC Insured

       4,250   Ennis Independent School District, Ellis County, Texas, General         8/16 at 60.73           Aaa        1,685,338
                 Obligation Bonds, Series 2006, 0.000%, 8/15/26


                    Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS (continued)

$      8,400   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue     4/09 at 101.00           BBB    $   8,651,244
                 Bonds, Valero Energy Corporation, Series 1999, 5.700%, 4/01/32
                 (Alternative Minimum Tax)

       5,000   Harris County Health Facilities Development Corporation, Texas,       11/13 at 100.00           AAA        5,190,400
                 Thermal Utility Revenue Bonds,  TECO Project, Series 2003,
                 5.000%, 11/15/30 - MBIA Insured

       1,540   Houston Community College, Texas, Limited Tax General Obligation       2/13 at 100.00           AAA        1,605,881
                 Bonds, Series 2003, 5.000%, 2/15/28 - AMBAC Insured

       3,460   Houston Community College, Texas, Limited Tax General Obligation       2/13 at 100.00           AAA        3,685,869
                 Bonds, Series 2003, 5.000%,  2/15/28 (Pre-refunded
                 2/15/13) - AMBAC Insured

      13,110   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/10 at 100.00           AAA       13,732,987
                 Series 2000B, 5.500%, 7/01/30 -  FSA Insured

               Houston, Texas, Water Conveyance System Contract, Certificates of
               Participation, Series 1993A-J:
       5,490     6.800%, 12/15/10 - AMBAC Insured                                       No Opt. Call           AAA        6,036,475
       2,000     6.800%, 12/15/11 - AMBAC Insured                                       No Opt. Call           AAA        2,247,580

       9,345   Leander Independent School District, Williamson and Travis              8/15 at 35.34           AAA        2,255,883
                 Counties, Texas, General Obligation  Bonds, Series 2005,
                 0.000%, 8/15/34 - FGIC Insured

      16,305   Matagorda County Navigation District 1, Texas, Revenue Bonds,          5/09 at 101.00          BBB-       16,758,441
                 Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30
                 (Alternative Minimum Tax)

       3,425   Sabine River Authority, Texas, Pollution Control Revenue Refunding       No Opt. Call          Baa2        3,505,042
                 Bonds, TXU Electric Company, Series 2001A, 5.500%, 5/01/22
                 (Mandatory put 11/01/11)

       4,700   Sam Rayburn Municipal Power Agency, Texas, Power Supply System        10/12 at 100.00          Baa2        4,981,060
                 Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21

       4,000   Texas, General Obligation Bonds, Water Financial Assistance, State     8/09 at 100.00           Aa1        4,137,360
                 Participation Program, Series 1999C, 5.500%, 8/01/35

       6,840   Travis County Health Facilities Development Corporation, Texas,       11/09 at 101.00           AAA        7,257,377
                 Revenue Bonds, Ascension Health Credit Group, Series 1999A,
                 5.875%, 11/15/24 (Pre-refunded 11/15/09) - AMBAC Insured

         245   Wood Glen Housing Finance Corporation, Texas, FHA-Insured Section      7/07 at 100.00           AAA          245,786
                 8 Assisted Mortgage Revenue Bonds, Copperwood I Project, Series
                 1990A, 7.625%, 1/01/10 - MBIA Insured (ETM)

       3,000   Wylie Independent School District, Taylor County, Texas, General        8/15 at 74.57           AAA        1,554,420
                 Obligation Bonds, Series 2005, 0.000%, 8/15/21
------------------------------------------------------------------------------------------------------------------------------------
     118,920   Total Texas                                                                                              112,536,426
------------------------------------------------------------------------------------------------------------------------------------

               UTAH - 0.3% (0.2% OF TOTAL INVESTMENTS)

         730   Intermountain Power Agency, Utah, Power Supply Revenue Refunding       7/07 at 102.00           AAA          746,914
                 Bonds, Series 1997B, 5.750%, 7/01/19 (Pre-refunded 7/01/07) -
                 MBIA Insured

       1,470   Intermountain Power Agency, Utah, Power Supply Revenue Refunding       7/07 at 102.00           AAA        1,504,192
                 Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       2,200   Total Utah                                                                                                 2,251,106
------------------------------------------------------------------------------------------------------------------------------------

               VIRGINIA - 0.3% (0.2% OF TOTAL INVESTMENTS)

       2,855   Tobacco Settlement Financing Corporation of Virginia, Tobacco          6/17 at 100.00           BBB        2,264,186
                 Settlement Asset-Backed Bonds, Series 2007B2, 0.000%, 6/01/46
                 (WI/DD, Settling 5/03/07)
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 14.2% (8.9% OF TOTAL INVESTMENTS)

       8,810   Chelan County Public Utility District 1, Washington, Hydro             7/11 at 101.00           AAA        9,391,548
                 Consolidated System Revenue Bonds, Series 2001A, 5.600%,
                 1/01/36 - MBIA Insured (Alternative Minimum Tax)

       5,665   Chelan County Public Utility District 1, Washington, Hydro             7/12 at 100.00           AAA        5,909,048
                 Consolidated System Revenue Bonds,  Series 2002B, 5.250%,
                 7/01/37 - AMBAC Insured (Alternative Minimum Tax)

      10,730   Chelan County Public Utility District 1, Washington, Hydro             7/11 at 101.00           AAA       11,465,434
                 Consolidated System Revenue Refunding Bonds, Series 2001C,
                 5.650%, 7/01/32 - MBIA Insured (Alternative Minimum Tax)

      10,730   Pierce County School District 320, Sumner, Washington, Unlimited      12/10 at 100.00           Aaa       11,646,235
                 Tax General Obligation Bonds, Series 2000, 6.250%, 12/01/17
                 (Pre-refunded 12/01/10) - FSA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON (continued)

$     10,550   Port of Seattle, Washington, Limited Tax General Obligation Bonds,    12/10 at 100.00           AAA    $  11,140,800
                 Series 2000B, 5.750%, 12/01/25 (Alternative Minimum Tax)

       5,315   Port of Seattle, Washington, Revenue Bonds, Series 2000B, 6.000%,        No Opt. Call           AAA        5,618,646
                 2/01/10 - MBIA Insured (Alternative Minimum Tax)

      19,475   Port of Seattle, Washington, Special Facility Revenue Bonds,           3/10 at 101.00           AAA       20,853,048
                 Terminal 18, Series 1999A, 6.000%, 9/01/29 (Pre-refunded
                 3/01/10) - MBIA Insured

       5,000   Port of Seattle, Washington, Special Facility Revenue Bonds,           3/10 at 101.00           AAA        5,305,150
                 Terminal 18, Series 1999B, 6.000%, 9/01/20 - MBIA Insured
                 (Alternative Minimum Tax)

       8,750   Washington Public Power Supply System, Revenue Refunding Bonds,        7/08 at 102.00           Aaa        9,040,763
                 Nuclear Project 3, Series 1998A, 5.125%, 7/01/18

       5,000   Washington State Healthcare Facilities Authority, Revenue Bonds,      12/09 at 101.00           AAA        5,251,950
                 Providence Services, Series 1999, 5.375%, 12/01/19
                 (Pre-refunded 12/01/09) - MBIA Insured

       1,270   Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,       No Opt. Call           AAA          592,773
                 Series 2003F, 0.000%, 12/01/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      91,295   Total Washington                                                                                          96,215,395
------------------------------------------------------------------------------------------------------------------------------------

               WEST VIRGINIA - 0.8% (0.5% OF TOTAL INVESTMENTS)

       5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,         10/11 at 100.00           BBB        5,260,550
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 3.0% (1.9% OF TOTAL INVESTMENTS)

       6,995   Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco    6/12 at 100.00           BBB        7,499,060
                  Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27

       1,685   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,        11/14 at 100.00           Aaa        1,821,401
                 5.000%, 11/01/29 (Pre-refunded 11/01/14) - FSA Insured

         565   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,        11/14 at 100.00           Aaa          595,131
                 5.000%, 11/01/29 - FSA Insured

       5,000   Madison, Wisconsin, Industrial Development Revenue Refunding Bonds,    4/12 at 100.00           AA-        5,370,400
                 Madison Gas and Electric Company Projects, Series 2002A, 5.875%,
                 10/01/34 (Alternative Minimum Tax)

       3,000   Southeast Wisconsin Professional Baseball Park District, Sales Tax       No Opt. Call           AAA        3,437,700
                 Revenue Refunding Bonds, Series 1998A, 5.500%,
                 12/15/19 - MBIA Insured

       1,525   Wisconsin Housing and Economic Development Authority, Home             3/10 at 100.00            AA        1,549,507
                 Ownership Revenue Bonds, Series 2000B, 5.750%, 3/01/22
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      18,770   Total Wisconsin                                                                                           20,273,199
------------------------------------------------------------------------------------------------------------------------------------
   1,175,615   Total Investments (cost $1,004,680,494) - 159.0%                                                       1,075,923,683
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (5.4)%                                                                       (36,290,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (0.7)%                                                                    (4,863,222)
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (52.9)%                                                        (358,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 676,770,461
               =====================================================================================================================


  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  N/R    Not rated.

WI/DD    Purchased on a when-issued or delayed delivery basis.

(ETM)    Escrowed to maturity.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

 (IF)    Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              Nuveen Municipal Market Opportunity Fund, Inc. (NMO)

              Portfolio of
                      INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 0.7% (0.4% OF TOTAL INVESTMENTS)

               Henry County Water Authority, Alabama, Water
               Revenue Bonds, Series 2006:
$      1,935     5.000%, 1/01/36 - RAAI Insured                                       1/16 at 100.00            AA    $   2,011,452
       2,485     5.000%, 1/01/41 - RAAI Insured                                       1/16 at 100.00            AA        2,580,449
------------------------------------------------------------------------------------------------------------------------------------
       4,420   Total Alabama                                                                                              4,591,901
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 0.4% (0.2% OF TOTAL INVESTMENTS)

               Alaska Housing Finance Corporation, General
               Housing Purpose Bonds, Series 2005A:
       1,125     5.250%, 12/01/34 - FGIC Insured                                     12/14 at 100.00           AAA        1,202,906
       1,275     5.250%, 12/01/41 - FGIC Insured                                     12/14 at 100.00           AAA        1,353,068
------------------------------------------------------------------------------------------------------------------------------------
       2,400   Total Alaska                                                                                               2,555,974
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 1.3% (0.8% OF TOTAL INVESTMENTS)

       5,000   Arkansas Development Finance Authority, Hospital Revenue Bonds,        2/10 at 100.00       BBB (4)        5,403,850
                 Washington Regional Medical  Center, Series 2000, 7.000%,
                 2/01/15 (Pre-refunded 2/01/10)

       3,480   Cabot School District 4, Lonoke County, Arkansas, General              8/08 at 100.00           Aaa        3,521,064
                 Obligation Refunding Bonds, Series 2003, 5.000%,
                 2/01/27 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,480   Total Arkansas                                                                                             8,924,914
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 11.5% (7.3% OF TOTAL INVESTMENTS)

       1,350   Antelope Valley Union High School District, Los Angeles County,          No Opt. Call           AAA          506,979
                 California, General Obligation Bonds, Series 2004B, 0.000%,
                 8/01/29 - MBIA Insured

       7,800   California County Tobacco Securitization Agency, Tobacco              12/18 at 100.00          Baa3        6,837,324
                 Settlement Asset-Backed Bonds, Los Angeles County Securitization
                 Corporation, Series 2006A, 0.000%, 6/01/36 (Mandatory
                 put 6/01/23)

       1,000   California Department of Water Resources, Power Supply Revenue         5/12 at 101.00           Aaa        1,106,240
                 Bonds, Series 2002A, 5.750%, 5/01/17 (Pre-refunded 5/01/12)

       1,350   California Educational Facilities Authority, Revenue Refunding           No Opt. Call           Aaa          315,266
                 Bonds, Loyola Marymount University, Series 2001A, 0.000%,
                 10/01/39 - MBIA Insured

       4,295   California Health Facilities Financing Authority, Health Facility      3/13 at 100.00             A        4,375,188
                 Revenue Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/33

       4,000   California Health Facilities Financing Authority, Revenue Bonds,       3/16 at 100.00            A+        4,200,120
                 Kaiser Permanante System, Series 2006, 5.250%, 3/01/45

      25,000   California General Obligation Bonds, Series 2005, 4.750%,              3/16 at 100.00           AAA       25,735,000
                 3/01/35 - MBIA Insured (UB)

      10,445   Castaic Lake Water Agency, California, Revenue Certificates of           No Opt. Call           AAA        3,922,515
                 Participation, Water System Improvement Project, Series 1999,
                 0.000%, 8/01/29 - AMBAC Insured

       8,365   Cupertino Union School District, Santa Clara County, California,        8/13 at 52.66           AAA        3,325,088
                 General Obligation Bonds, Series 2003B, 0.000%,
                 8/01/26 - FGIC Insured

       5,000   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00           AAA        5,332,900
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
                 5.000%, 6/01/38 (Pre-refunded 6/01/13) - AMBAC Insured

       1,000   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB        1,003,080
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-1, 5.125%, 6/01/47

       3,500   Golden State Tobacco Securitization Corporation, California,             No Opt. Call           AAA        1,519,455
                 Tobacco Settlement Asset-Backed  Revenue Bonds, Series 2005A,
                 0.000%, 6/01/26 - FSA Insured

       1,500   Lincoln Unified School District, Placer County, California,              No Opt. Call           AAA          644,115
                 Community Facilities District 1, Special Tax Bonds, Series
                 2005, 0.000%, 9/01/26 - AMBAC Insured

         490   Los Angeles Department of Water and Power, California, Electric       10/07 at 100.00       AA- (4)          490,417
                 Plant Revenue Bonds, Second Series 1993, 4.750%, 10/15/20 (ETM)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (continued)

$        995   Los Angeles Department of Water and Power, California, Electric        8/07 at 100.00       AA- (4)    $     996,234
                 Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)

       1,000   Pajaro Valley Unified School District, Santa Cruz County,                No Opt. Call           AAA          375,540
                 California, General Obligation  Bonds, Series 2005B,
                 0.000%, 8/01/29 - FSA Insured

       6,000   Placentia-Yorba Linda Unified School District, Orange County,            No Opt. Call           AAA        1,771,020
                 California, Certificates of  Participation, Series 2006,
                 0.000%, 10/01/34 - FGIC Insured

               San Joaquin Hills Transportation Corridor Agency, Orange County,
               California, Toll Road Revenue Refunding Bonds, Series 1997A:
       5,000     5.650%, 1/15/17 - MBIA Insured                                       1/14 at 102.00           AAA        5,606,000
      26,000     0.000%, 1/15/35 - MBIA Insured                                         No Opt. Call           AAA        7,721,480

       5,000   San Jose-Evergreen Community College District, Santa Clara             9/15 at 100.00           AAA        1,725,750
                 County, California, General Obligation Bonds, Series 2005A,
                 0.000%, 9/01/28 - MBIA Insured

       4,825   Santa Monica Community College District, Los Angeles County,             No Opt. Call           AAA        2,047,441
                 California, General Obligation  Bonds, Series 2005C, 0.000%,
                 8/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     123,915   Total California                                                                                          79,557,152
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 5.4% (3.4% OF TOTAL INVESTMENTS)

       1,085   Arkansas River Power Authority, Colorado, Power Revenue Bonds,        10/16 at 100.00           AAA        1,168,024
                 Series 2006, 5.250%, 10/01/40 - XLCA Insured

       3,000   Broomfield, Colorado, Master Facilities Lease Purchase Agreement,     12/09 at 100.00           Aaa        3,139,680
                 Certificates of  Participation, Series 1999, 5.750%,
                 12/01/24 - AMBAC Insured

       6,285   Broomfield, Colorado, Sales and Use Tax Revenue Refunding and         12/12 at 100.00           Aaa        6,801,564
                 Improvement Bonds, Series 2002A, 5.500%, 12/01/22 - AMBAC Insured

      11,465   Denver City and County, Colorado, Airport System Revenue              11/10 at 100.00           AAA       12,209,193
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/18 - AMBAC Insured
                 (Alternative Minimum Tax)

      20,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         9/10 at 31.42           AAA        5,540,400
                 Series 2000B, 0.000%, 9/01/28 (Pre-refunded
                 9/01/10) - MBIA Insured

               E-470 Public Highway Authority, Colorado,
               Toll Revenue Bonds, Series 2004B:
       3,800     0.000%, 9/01/27 - MBIA Insured                                        9/20 at 67.94           AAA        1,416,792
      13,300     0.000%, 9/01/31 - MBIA Insured                                        9/20 at 53.77           AAA        3,904,614
       6,250     0.000%, 9/01/32 - MBIA Insured                                        9/20 at 50.83           AAA        1,732,000
       8,000     0.000%, 3/01/36 - MBIA Insured                                         No Opt. Call           AAA        1,808,080
------------------------------------------------------------------------------------------------------------------------------------
      73,185   Total Colorado                                                                                            37,720,347
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 1.9% (1.2% OF TOTAL INVESTMENTS)

       3,420   Washington Convention Center Authority, District of Columbia,         10/08 at 100.00           AAA        3,472,668
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 4.750%, 10/01/28 (Pre-refunded 10/01/08) - AMBAC Insured

      10,000   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           AAA        9,935,200
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007A,
                 4.500%, 10/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      13,420   Total District of Columbia                                                                                13,407,868
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 4.5% (2.8% OF TOTAL INVESTMENTS)

      15,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series      1/10 at 101.00           AAA       15,867,000
                 2000A, 5.600%, 1/01/30 (Pre-refunded 1/01/10) - FGIC Insured

      14,330   Fulton County Facilities Corporation, Georgia, Certificates of        11/10 at 101.00           AAA       15,264,459
                 Participation, Public Purpose Project, Series 1999,
                 5.500%, 11/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      29,330   Total Georgia                                                                                             31,131,459
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 13.7% (8.6% OF TOTAL INVESTMENTS)

       4,245   Bolingbrook, Illinois, General Obligation Refunding Bonds, Series        No Opt. Call           AAA        1,433,324
                 2002B, 0.000%, 1/01/32 - FGIC Insured

       4,600   Chicago Board of Education, Illinois, Unlimited Tax General              No Opt. Call           AAA        2,597,896
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                 0.000%, 12/01/20 - FGIC Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (continued)

$      4,000   Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A,         7/13 at 100.00           AAA    $   4,168,800
               5.000%, 1/01/33 - AMBAC Insured

       2,300   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds,               No Opt. Call           AAA        2,506,586
               Series 1993, 5.375%, 1/01/14 - AMBAC Insured

       5,250   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B,        1/09 at 101.00           AAA        5,368,703
                 5.000%, 1/01/28 - MBIA Insured

      10,000   Illinois Finance Authority, Northwestern University, Illinois,         2/15 at 100.00           Aaa       10,464,900
                 General Revenue Bonds, Series 2006, 5.000%, 12/01/42 (UB)

       5,210   Illinois Housing Development Authority, Section 8 Elderly Housing      7/07 at 100.00           BBB        5,267,050
                 Revenue Bonds, Garden House of River Oaks West Development,
                 Series 1992A, 6.875%, 1/01/20

      38,645   Illinois, General Obligation Bonds, Illinois FIRST Program,            4/10 at 100.00           AAA       40,312,529
                 Series 2000, 5.500%, 4/01/25 -  MBIA Insured

               Lake and McHenry Counties Community Unit School District 118,
               Wauconda, Illinois, General Obligation Bonds, Series 2005B:
      10,230     0.000%, 1/01/22 - FSA Insured                                         1/15 at 70.63           Aaa        5,162,979
       6,780     0.000%, 1/01/24 - FSA Insured                                         1/15 at 63.44           Aaa        3,053,102

       1,975   Lake County Community High School District 127, Grayslake,               No Opt. Call           AAA        2,499,264
                 Illinois, General Obligation Bonds, Series 2002A, 9.000%,
                 2/01/13 - FGIC Insured

               Metropolitan Pier and Exposition Authority, Illinois, Revenue
               Bonds, McCormick Place Expansion Project, Series 2002A:
       3,250     0.000%, 6/15/25 - MBIA Insured                                       6/22 at 101.00           AAA        2,191,605
       3,270     5.000%, 12/15/28 - MBIA Insured                                      6/12 at 101.00           AAA        3,416,136
       3,700     0.000%, 6/15/30 - MBIA Insured                                         No Opt. Call           AAA        1,344,765
       3,280     0.000%, 6/15/37 - MBIA Insured                                         No Opt. Call           AAA          863,427
      11,715     0.000%, 12/15/38 - MBIA Insured                                        No Opt. Call           AAA        2,885,522
       4,170     0.000%, 6/15/39 - MBIA Insured                                         No Opt. Call           AAA        1,003,052
------------------------------------------------------------------------------------------------------------------------------------
     122,620   Total Illinois                                                                                            94,539,640
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 1.0% (0.6% OF TOTAL INVESTMENTS)

       4,695   Indiana Educational Facilities Authority, Revenue Bonds, Butler        2/11 at 100.00           AAA        4,949,563
                 University, Series 2001, 5.500%, 2/01/26 - MBIA Insured

       2,000   Petersburg, Indiana, Pollution Control Revenue Refunding Bonds,        8/11 at 102.00          Baa1        2,104,040
                 Indianapolis Power and Light Company,
                 Series 1991, 5.750%, 8/01/21
------------------------------------------------------------------------------------------------------------------------------------
       6,695   Total Indiana                                                                                              7,053,603
------------------------------------------------------------------------------------------------------------------------------------

               IOWA - 0.6% (0.4% OF TOTAL INVESTMENTS)

       4,215   Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, IPSCO        No Opt. Call           N/R        4,219,721
                 Project, Series 1997,  6.000%, 6/01/27 (Mandatory put 6/01/07)
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 0.5% (0.3% OF TOTAL INVESTMENTS)

       2,500   Kansas Development Finance Authority, Water Pollution Control         11/12 at 100.00           AAA        2,710,550
                 Revolving Fund Leveraged Bonds, Series 2002-II, 5.500%, 11/01/21

         500   Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical        4/16 at 100.00            A1          500,890
                 Center, Series 2006, 4.625%, 10/01/31
------------------------------------------------------------------------------------------------------------------------------------
       3,000   Total Kansas                                                                                               3,211,440
------------------------------------------------------------------------------------------------------------------------------------

               KENTUCKY - 1.6% (1.0% OF TOTAL INVESTMENTS)

               Jefferson County School District Finance Corporation, Kentucky,
               School Building Revenue Bonds, Series 2000A:
       3,045     5.250%, 7/01/17 (Pre-refunded 1/01/10) - FSA Insured                 1/10 at 101.00           AAA        3,192,561
       7,490     5.250%, 7/01/20 (Pre-refunded 1/01/10) - FSA Insured                 1/10 at 101.00           AAA        7,852,965
------------------------------------------------------------------------------------------------------------------------------------
      10,535   Total Kentucky                                                                                            11,045,526
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA - 1.6% (1.0% OF TOTAL INVESTMENTS)

$      7,415   Louisiana Local Government Environmental Facilities and Community     12/12 at 100.00           AAA    $   7,686,834
                 Development Authority, Revenue Bonds, Baton Rouge Community
                 College Facilities Corporation, Series 2002, 5.000%, 12/01/32 -
                 MBIA Insured

       3,350   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        3,558,169
                 General Hospital, Series 2004, 5.250%, 7/01/33 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,765   Total Louisiana                                                                                           11,245,003
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 0.4% (0.3% OF TOTAL INVESTMENTS)

       2,500   Maryland Department of Transportation, Consolidated                      No Opt. Call            AA        2,816,375
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 4.5% (2.8% OF TOTAL INVESTMENTS)

       1,100   Massachusetts Bay Transportation Authority, Assessment Bonds,          7/10 at 100.00           AAA        1,144,143
                 Series 2000A, 5.250%, 7/01/30

       4,150   Massachusetts Bay Transportation Authority, Assessment Bonds,          7/10 at 100.00           AAA        4,343,639
                 Series 2000A, 5.250%, 7/01/30 (Pre-refunded 7/01/10)

       8,315   Massachusetts Turnpike Authority, Metropolitan Highway System          7/07 at 102.00           AAA        8,439,476
                 Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - MBIA
                 Insured

      10,000   Massachusetts Water Resources Authority, General Revenue Bonds,        8/10 at 101.00           AAA       10,696,600
                 Series 2000A, 5.750%, 8/01/39 (Pre-refunded 8/01/10) - FGIC
                 Insured

       6,195   University of Massachusetts Building Authority, Facilities            11/10 at 100.00           AAA        6,487,714
                 Revenue Bonds, Senior Series 2000A, 5.125%, 11/01/25
                 (Pre-refunded 11/01/10) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      29,760   Total Massachusetts                                                                                       31,111,572
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 1.0% (0.7% OF TOTAL INVESTMENTS)

       5,000   Detroit Water Supply System, Michigan, Water Supply System             7/16 at 100.00           AAA        5,033,150
                 Revenue Bonds, Series 2006D, 4.625%, 7/01/32 - FSA Insured

       2,090   Grand Rapids Building Authority, Kent County, Michigan, Limited        8/10 at 100.00           AAA        2,195,587
                 Tax General Obligation Bonds, Series 2000, 5.375%, 8/01/17 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       7,090   Total Michigan                                                                                             7,228,737
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 7.7% (4.9% OF TOTAL INVESTMENTS)

         930   Minnesota Agricultural and Economic Development Board, Healthcare     11/10 at 101.00             A        1,002,494
                 System Revenue Bonds, Fairview Hospital and Healthcare Services,
                 Series 2000A, 6.375%, 11/15/29

      29,070   Minnesota Agricultural and Economic Development Board, Healthcare     11/10 at 101.00         A (4)       31,848,218
                 System Revenue Bonds, Fairview Hospital and Healthcare Services,
                 Series 2000A, 6.375%, 11/15/29 (Pre-refunded 11/15/10)

       2,290   Minnesota Housing Finance Agency, Single Family Remarketed             1/11 at 101.00           AA+        2,310,770
                 Mortgage Bonds, Series 1998H-2, 6.050%, 7/01/31 (Alternative
                 Minimum Tax)

      13,675   Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16    11/10 at 100.00           AAA       14,327,981

       3,130   St. Paul Housing and Redevelopment Authority, Minnesota, Sales        11/15 at 103.00           AAA        3,846,739
                 Tax Revenue Refunding Bonds, Civic Center Project, Series 1996,
                 7.100%, 11/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      49,095   Total Minnesota                                                                                           53,336,202
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 1.0% (0.6% OF TOTAL INVESTMENTS)

       5,900   Mississippi Business Finance Corporation, Pollution Control           10/07 at 100.00          BBB-        5,963,602
                 Revenue Refunding Bonds, System Energy Resources Inc. Project,
                 Series 1998, 5.875%, 4/01/22

       1,090   Mississippi Home Corporation, GNMA Mortgage-Backed Securities          7/07 at 105.00           Aaa        1,115,484
                 Program Single Family Mortgage Revenue Bonds, Series 1997D-5,
                 6.750%, 7/01/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       6,990   Total Mississippi                                                                                          7,079,086
------------------------------------------------------------------------------------------------------------------------------------


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MISSOURI - 0.7% (0.4% OF TOTAL INVESTMENTS)

               Kansas City Municipal Assistance Corporation, Missouri, Leasehold
               Revenue Bonds, Series 2004B-1:
$      7,000     0.000%, 4/15/27 - AMBAC Insured                                        No Opt. Call           AAA    $   2,942,380
       5,000     0.000%, 4/15/31 - AMBAC Insured                                        No Opt. Call           AAA        1,750,100
------------------------------------------------------------------------------------------------------------------------------------
      12,000   Total Missouri                                                                                             4,692,480
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 6.2% (3.9% OF TOTAL INVESTMENTS)

               Director of Nevada State Department of Business and Industry,
               Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
       6,125     0.000%, 1/01/17 - AMBAC Insured                                        No Opt. Call           AAA        4,086,233
       8,500     0.000%, 1/01/26 - AMBAC Insured                                        No Opt. Call           AAA        3,721,725
       5,685     0.000%, 1/01/27 - AMBAC Insured                                        No Opt. Call           AAA        2,386,506
      21,000     5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00           AAA       21,669,270

      10,000   Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare     7/17 at 100.00             A       10,547,500
                 West, Series 2007A, 5.250%, 7/01/31 (UB)

       2,135   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B,          6/15 at 33.61           AAA          482,467
                 0.000%, 6/01/37 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      53,445   Total Nevada                                                                                              42,893,701
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 6.7% (4.2% OF TOTAL INVESTMENTS)

      18,000   New Jersey Transportation Trust Fund Authority, Transportation         6/10 at 100.00           AAA       19,103,220
                 System Bonds, Series 2000B, 5.750%, 6/15/17 (Pre-refunded
                 6/15/10)

      35,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AAA       10,404,100
                 System Bonds, Series 2006C, 0.000%, 12/15/34 - FSA Insured

       5,000   New Jersey Turnpike Authority, Revenue Bonds, Growth and Income        1/17 at 100.00           AAA        3,608,100
                 Securities, Series 2004B, 0.000%, 1/01/35 - AMBAC Insured

       3,000   Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,       No Opt. Call           Aaa        1,359,630
                 Series 2005A, 0.000%, 9/01/25 - MBIA Insured

       3,525   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/12 at 100.00           AAA        3,918,743
                 Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42
                 (Pre-refunded 6/01/12)

               Tobacco Settlement Financing Corporation, New Jersey, Tobacco
               Settlement Asset-Backed Bonds, Series 2003:
       2,100     6.375%, 6/01/32 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA        2,388,225
       2,925     6.750%, 6/01/39 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA        3,401,015

       2,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/17 at 100.00           BBB        1,972,200
                 Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41
------------------------------------------------------------------------------------------------------------------------------------
      71,550   Total New Jersey                                                                                          46,155,233
------------------------------------------------------------------------------------------------------------------------------------

               NEW MEXICO - 1.8% (1.1% OF TOTAL INVESTMENTS)

       5,925   New Mexico Hospital Equipment Loan Council, Hospital Revenue           8/11 at 101.00       AA- (4)        6,373,286
                 Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%,
                 8/01/21 (Pre-refunded 8/01/11)

       5,675   University of New Mexico, Revenue Refunding Bonds, Series 1992A,         No Opt. Call            AA        6,084,735
                 6.250%, 6/01/12
------------------------------------------------------------------------------------------------------------------------------------
      11,600   Total New Mexico                                                                                          12,458,021
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 11.6% (7.3% OF TOTAL INVESTMENTS)

          70   Dormitory Authority of the State of New York, Revenue Bonds,           5/07 at 102.00           AA-           71,497
                 Mental Health Services Facilities Improvements, Series 1997A,
                 5.750%, 2/15/27

       3,000   Long Island Power Authority, New York, Electric System General         6/16 at 100.00            A-        3,162,240
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35

       6,750   Nassau County Tobacco Settlement Corporation, New York, Tobacco        7/09 at 101.00           AAA        7,201,508
                 Settlement Asset-Backed Bonds, Series 1999A, 6.400%, 7/15/33
                 (Pre-refunded 7/15/09)

      17,870   New York City Transitional Finance Authority, New York, Future         8/09 at 101.00           AAA       18,873,579
                 Tax Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24
                 (Pre-refunded 8/15/09)

         630   New York City, New York, General Obligation Bonds, Fiscal Series       8/07 at 101.00           AA-          639,652
                 1997H, 6.125%, 8/01/25



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK (continued)

$      9,370   New York City, New York, General Obligation Bonds, Fiscal Series       8/07 at 101.00       AA- (4)    $   9,518,327
                 1997H, 6.125%, 8/01/25 (Pre-refunded 8/01/07)

               New York City, New York, General Obligation Bonds, Fiscal Series
               2002G:
       1,000     5.000%, 8/01/17                                                      8/12 at 100.00           AA-        1,045,690
       6,530     5.750%, 8/01/18                                                      8/12 at 100.00           AA-        7,078,977

       5,000   New York City, New York, General Obligation Bonds, Fiscal Series       8/12 at 100.00           AA-        5,456,000
                 2003A, 5.750%, 8/01/16

      10,000   Port Authority of New York and New Jersey, Special Project Bonds,     12/07 at 102.00           AAA       10,303,400
                 JFK International Air Terminal LLC, Sixth Series 1997, 5.750%,
                 12/01/22 - MBIA Insured (Alternative Minimum Tax)

       7,805   Power Authority of the State of New York, General Revenue Bonds,      11/12 at 100.00           Aa2        8,229,046
                 Series 2002A, 5.000%, 11/15/21

       8,000   TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series      7/09 at 101.00           AAA        8,509,920
                 1999-1, 6.250%, 7/15/34 (Mandatory put 7/15/24) (Pre-refunded
                 7/15/09)
------------------------------------------------------------------------------------------------------------------------------------
      76,025   Total New York                                                                                            80,089,836
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 2.0% (1.3% OF TOTAL INVESTMENTS)

       1,900   Charlotte-Mecklenburg Hospital Authority, North Carolina,              1/15 at 100.00            AA        1,964,296
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45

       4,000   North Carolina Medical Care Commission, Health System Revenue         10/17 at 100.00            AA        3,961,840
                 Bonds, Mission St. Joseph's Health System, Series 2007, 4.500%,
                 10/01/31

       7,500   North Carolina Municipal Power Agency 1, Catawba Electric Revenue      1/13 at 100.00           AAA        8,031,825
                 Bonds, Series 2003A, 5.250%, 1/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      13,400   Total North Carolina                                                                                      13,957,961
------------------------------------------------------------------------------------------------------------------------------------

               NORTH DAKOTA - 4.2% (2.7% OF TOTAL INVESTMENTS)

      23,035   Fargo, North Dakota, Health System Revenue Bonds, MeritCare            6/10 at 101.00           AAA       24,335,324
                 Obligated Group, Series 2000A, 5.625%, 6/01/31 - FSA Insured

               North Dakota Water Commission, Water Development and Management
               Program Bonds, Series 2000A:
       2,230     5.700%, 8/01/18 (Pre-refunded 8/01/10) - MBIA Insured                8/10 at 100.00           AAA        2,366,409
       2,450     5.750%, 8/01/19 (Pre-refunded 8/01/10) - MBIA Insured                8/10 at 100.00           AAA        2,603,591
------------------------------------------------------------------------------------------------------------------------------------
      27,715   Total North Dakota                                                                                        29,305,324
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 4.0% (2.5% OF TOTAL INVESTMENTS)

      10,000   Columbus City School District, Franklin County, Ohio, General         12/16 at 100.00           AAA        9,718,400
                 Obligation Bonds, Series 2006, 4.250%, 12/01/32 - FSA Insured
                 (UB)

      16,140   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,              No Opt. Call             A       17,729,306
                 Kettering Medical Center, Series 1999, 6.300%, 4/01/12
------------------------------------------------------------------------------------------------------------------------------------
      26,140   Total Ohio                                                                                                27,447,706
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 0.0% (0.0% OF TOTAL INVESTMENTS)

         300   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,      6/09 at 100.00             B          305,856
                 American Airlines Inc., Series 2000B, 6.000%, 6/01/35
                 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 2.4% (1.5% OF TOTAL INVESTMENTS)

       5,000   Oregon Health Sciences University, Revenue Bonds, Series 2002A,        1/13 at 100.00           AAA        5,324,400
                 5.250%, 7/01/22 - MBIA Insured

               Portland, Oregon, Water System Revenue Bonds, Series 2000A:
       6,780     5.375%, 8/01/18 (Pre-refunded 8/01/10)                               8/10 at 100.00       Aa1 (4)        7,133,577
       3,880     5.500%, 8/01/20 (Pre-refunded 8/01/10)                               8/10 at 100.00       Aa1 (4)        4,097,086
------------------------------------------------------------------------------------------------------------------------------------
      15,660   Total Oregon                                                                                              16,555,063
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 3.8% (2.4% OF TOTAL INVESTMENTS)

       5,000   Delaware County Industrial Development Authority, Pennsylvania,        1/08 at 102.00    BB+               5,153,450
                 Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%,
                 7/01/19

       5,000   Pennsylvania Higher Education Assistance Agency, Capital              12/10 at 100.00   Aaa                5,368,150
                 Acquisition Revenue Bonds, Series 2000, 5.875%, 12/15/30
                 (Pre-refunded 12/15/10) - MBIA Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA (continued)

$     15,050   Pennsylvania, General Obligation Bonds, Second Series 2001,            9/11 at 101.00            AA    $  15,950,592
                 5.000%, 9/15/14
------------------------------------------------------------------------------------------------------------------------------------
      25,050   Total Pennsylvania                                                                                        26,472,192
------------------------------------------------------------------------------------------------------------------------------------

               PUERTO RICO - 2.9% (1.9% OF TOTAL INVESTMENTS)

      12,500   Puerto Rico Housing Finance Authority, Capital Fund Program              No Opt. Call            AA       12,609,500
                 Revenue Bonds, Series 2003, 4.500%, 12/01/23

       7,325   Puerto Rico, The Children's Trust Fund, Tobacco Settlement             5/12 at 100.00           BBB        7,670,960
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------
      19,825   Total Puerto Rico                                                                                         20,280,460
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 7.5% (4.8% OF TOTAL INVESTMENTS)

      24,730   Greenville County School District, South Carolina, Installment        12/12 at 101.00       AA- (4)       27,125,840
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22
                 (Pre-refunded 12/01/12)

      21,570   Piedmont Municipal Power Agency, South Carolina, Electric Revenue        No Opt. Call           AAA        7,935,603
                 Bonds, Series 2004A-2, 0.000%, 1/01/30 - AMBAC Insured

       3,560   South Carolina Public Service Authority, Revenue Refunding Bonds,      7/13 at 100.00           AAA        3,779,723
                 Santee Cooper Electric System, Series 2003A, 5.000%, 1/01/20 -
                 AMBAC Insured

         665   Three Rivers Solid Waste Authority, South Carolina, Solid Waste        7/07 at 102.00           AAA          678,945
                 Disposal Facilities Revenue Bonds, Series 1997, 5.300%, 1/01/27
                 - MBIA Insured

      11,665   Tobacco Settlement Revenue Management Authority, South Carolina,       5/11 at 101.00           BBB       12,601,700
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%,
                 5/15/28
------------------------------------------------------------------------------------------------------------------------------------
      62,190   Total South Carolina                                                                                      52,121,811
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 0.7% (0.5% OF TOTAL INVESTMENTS)

       5,000   Knox County Health, Educational and Housing Facilities Board,          7/13 at 100.00            AA        5,183,500
                 Tennessee, Hospital Revenue Bonds, East Tennessee Children's
                 Hospital, Series 2003A, 5.000%, 7/01/23 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 25.3% (16.0% OF TOTAL INVESTMENTS)

       2,500   Alliance Airport Authority, Texas, Special Facilities Revenue         12/12 at 100.00          CCC+        2,432,825
                 Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29
                 (Alternative Minimum Tax)

      12,250   Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue           11/09 at 100.00           AAA       12,881,978
                 Refunding Bonds, Series 1999, 5.800%, 11/15/29 (Pre-refunded
                 11/15/09) - AMBAC Insured

      11,255   Brazos River Authority, Texas, Pollution Control Revenue                 No Opt. Call          Baa2       11,600,754
                 Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%,
                 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)

               Brownsville Independent School District, Cameron County, Texas,
               General Obligation Bonds, Series 1999:
       5,015     5.625%, 8/15/25 (Pre-refunded 8/15/09)                               8/09 at 100.00           AAA        5,226,633
       8,825     5.625%, 8/15/29 (Pre-refunded 8/15/09)                               8/09 at 100.00           AAA        9,197,415

       1,000   Cedar Hill Independent School District, Dallas County, Texas,            No Opt. Call           AAA          327,710
                 General Obligation Bonds, Series 2002, 0.000%, 8/15/32 - FGIC
                 Insured

      15,000   Central Texas Regional Mobility Authority, Travis and Williamson       1/15 at 100.00           AAA       15,535,200
                 Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45
                 - FGIC Insured

               Clear Creek Independent School District, Galveston and Harris
               Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
               Series 2000:
         585     5.400%, 2/15/18                                                      2/10 at 100.00           AAA          610,594
         340     5.650%, 2/15/19                                                      2/10 at 100.00           AAA          357,180
         235     5.700%, 2/15/20                                                      2/10 at 100.00           AAA          247,182
         270     5.700%, 2/15/21                                                      2/10 at 100.00           AAA          283,997

               Clear Creek Independent School District, Galveston and Harris
               Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
               Series 2000:
      16,740     5.400%, 2/15/18 (Pre-refunded 2/15/10)                               2/10 at 100.00           AAA       17,489,450
       9,660     5.650%, 2/15/19 (Pre-refunded 2/15/10)                               2/10 at 100.00           AAA       10,155,944
       6,645     5.700%, 2/15/20 (Pre-refunded 2/15/10)                               2/10 at 100.00           AAA        6,994,926
       7,750     5.700%, 2/15/21 (Pre-refunded 2/15/10)                               2/10 at 100.00           AAA        8,158,115



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS (continued)

$      2,500   Comal Independent School District, Comal, Bexar, Guadalupe, Hays,        No Opt. Call           Aaa    $   1,269,200
                 and Kendall Counties, Texas, General Obligation Bonds, Series
                 2005A, 0.000%, 2/01/23

       6,000   Dallas-Ft. Worth International Airport Facility Improvement           11/09 at 101.00          CCC+        6,215,640
                 Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                 Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

      11,750   Dallas-Ft. Worth International Airport Facility Improvement           11/07 at 100.00          CCC+       11,796,295
                 Corporation, Texas, Revenue Refunding Bonds, American Airlines
                 Inc., Series 2000C, 6.150%, 5/01/29 (Mandatory put 11/01/07)
                 (Alternative Minimum Tax)

               Ennis Independent School District, Ellis County, Texas, General
               Obligation Bonds, Series 2006:
       3,950     0.000%, 8/15/30                                                       8/16 at 49.21           Aaa        1,257,680
       4,000     0.000%, 8/15/31                                                       8/16 at 46.64           Aaa        1,210,440

       1,440   Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,           No Opt. Call           AAA          470,981
                 Convention and Entertainment Project, Series 2001B, 0.000%,
                 9/01/32 - AMBAC Insured

       1,250   Houston, Texas, Junior Lien Water and Sewerage System Revenue         12/11 at 100.00           AAA        1,311,200
                 Refunding Bonds, Series 2001A, 5.000%, 12/01/20 - FSA Insured

      21,500   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/10 at 100.00           AAA       22,521,680
                 Series 2000B, 5.500%, 7/01/30 - FSA Insured

       9,350   Leander Independent School District, Williamson and Travis              8/15 at 39.49           AAA        2,524,500
                 Counties, Texas, General Obligation Bonds, Series 2005, 0.000%,
                 8/15/32 - FGIC Insured

       6,000   Leander Independent School District, Williamson and Travis              8/14 at 35.27           AAA        1,514,820
                 Counties, Texas, General Obligation Bonds, Series 2006, 0.000%,
                 8/15/33

      15,000   San Antonio Independent School District, Bexar County, Texas,          8/09 at 100.00           AAA       15,700,200
                 General Obligation Bonds, Series 1999, 5.800%, 8/15/29
                 (Pre-refunded 8/15/09)

       5,000   White Settlement Independent School District, Tarrant County,           8/15 at 36.81           AAA        1,257,150
                 Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34

       3,970   Wichita Falls, Wichita County, Texas, Priority Lien Water and          8/11 at 100.00           AAA        4,170,366
                 Sewerage System Revenue Bonds, Series 2001, 5.000%, 8/01/21
                 (Pre-refunded 8/01/11) - AMBAC Insured

               Wylie Independent School District, Taylor County, Texas, General
               Obligation Bonds, Series 2005:
       3,000     0.000%, 8/15/23                                                       8/15 at 67.10           AAA        1,395,240
       2,000     0.000%, 8/15/24                                                       8/15 at 63.56           AAA          876,760
------------------------------------------------------------------------------------------------------------------------------------
     194,780   Total Texas                                                                                              174,992,055
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 17.7% (11.2% OF TOTAL INVESTMENTS)

       5,500   Clark County Public Utility District 1, Washington, Generating         1/11 at 100.00           AAA        5,685,185
                 System Revenue Refunding Bonds, Series 2000, 5.125%, 1/01/20 -
                 FSA Insured

       2,755   Cowlitz County, Washington, Special Sewerage Revenue Refunding           No Opt. Call           AAA        3,067,748
                 Bonds, CSOB Wastewater Treatment Facilities, Series 2002,
                 5.500%, 11/01/16 - FGIC Insured

      10,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/11 at 101.00           AAA       10,748,700
                 Nuclear Project 3, Series 2001A, 5.500%, 7/01/17 - FSA Insured

       2,500   King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%,     1/12 at 100.00           AAA        2,606,475
                 1/01/23 - FGIC Insured

      33,490   Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%,      8/10 at 100.00           AAA       35,409,645
                 2/01/30 (Pre-refunded 8/01/10) - MBIA Insured

       6,950   Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%,      8/10 at 100.00           AAA        7,285,407
                 2/01/24 - MBIA Insured (Alternative Minimum Tax)

               Seattle, Washington, General Obligation Refunding and Improvement
               Bonds, Series 2002:
       6,165     4.400%, 12/01/19                                                    12/12 at 100.00           AAA        6,264,318
       6,445     4.500%, 12/01/20                                                    12/12 at 100.00           AAA        6,561,074

       3,000   Spokane County School District 81, Spokane, Washington, General        6/15 at 100.00           AAA        2,900,130
                 Obligation Bonds, Series 2005, 5.000%, 6/01/24 - MBIA Insured

       6,630   Tacoma, Washington, Electric System Revenue Refunding Bonds,           1/11 at 101.00           AAA        7,153,505
                 Series 2001A, 5.750%, 1/01/17 (Pre-refunded 1/01/11) - FSA
                 Insured

       3,520   Washington State Healthcare Facilities Authority, Revenue Bonds,      10/11 at 100.00           Aaa        3,701,210
                 Children's Hospital and Regional Medical Center, Series 2001,
                 5.000%, 10/01/21 (Pre-refunded 10/01/11) - AMBAC Insured


               Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON (continued)

$      7,890   Washington State Higher Education Facilities Authority, Revenue       11/09 at 101.00        AA (4)    $   8,385,571
                 Bonds, Pacific Lutheran University, Series 1999, 5.950%,
                 11/01/29 (Pre-refunded 11/01/09) - RAAI Insured

      11,955   Washington State Tobacco Settlement Authority, Tobacco Settlement      6/13 at 100.00           BBB       13,165,563
                 Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26

       9,000   Washington, Motor Vehicle Fuel Tax General Obligation Bonds,           1/12 at 100.00           AAA        9,447,840
                 Series 2002C, 5.000%, 1/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
     115,800   Total Washington                                                                                         122,382,371
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 1.1% (0.7% OF TOTAL INVESTMENTS)

       3,995   Badger Tobacco Asset Securitization Corporation, Wisconsin,            6/12 at 100.00           BBB        4,282,880
                 Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%,
                 6/01/27

       1,755   Wisconsin Health and Educational Facilities Authority, Revenue         5/16 at 100.00           BBB        1,747,647
                 Bonds, Divine Savior Healthcare, Series 2006, 4.750%, 5/01/25

       1,250   Wisconsin Health and Educational Facilities Authority, Revenue         3/08 at 101.00           N/R        1,264,713
                 Bonds, United Lutheran Program for the Aging Inc., Series 1998,
                 5.700%, 3/01/28
------------------------------------------------------------------------------------------------------------------------------------
       7,000   Total Wisconsin                                                                                            7,295,240
------------------------------------------------------------------------------------------------------------------------------------

               WYOMING - 0.4% (0.3% OF TOTAL INVESTMENTS)

       2,800   Jackson National Rural Utilities Cooperative Financing                 5/07 at 101.00             A        2,831,360
                 Corporation, Wyoming, Guaranteed Gas Supply Revenue Bonds,
                 Lower Valley Power and Light Inc., Series 1997B, 5.875%,
                 5/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$  1,248,695   Total Investments (cost $1,025,584,256) - 158.3%                                                       1,096,196,690
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (5.3)%                                                                       (36,660,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.9%                                                                      12,992,962
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (54.9)%                                                        (380,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 692,529,652
               =====================================================================================================================


  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  N/R   Not rated.

(ETM)   Escrowed to maturity.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 Nuveen Dividend Advantage Municipal Fund (NAD)

                 Portfolio of
                         INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 0.3% (0.2% OF TOTAL INVESTMENTS)

$      1,500   Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds,      6/10 at 102.00            A-    $   1,581,105
                 Series 2000, 5.750%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 0.1% (0.1% OF TOTAL INVESTMENTS)

         750   Alaska Housing Finance Corporation, General Housing Purpose Bonds,    12/14 at 100.00           AAA          801,938
                 Series 2005A, 5.250%, 12/01/34 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 3.8% (2.5% OF TOTAL INVESTMENTS)

       1,535   Alameda Corridor Transportation Authority, California, Senior            No Opt. Call           AAA          395,278
                 Lien Revenue Bonds, Series 1999A, 0.000%, 10/01/37 - MBIA
                 Insured

       5,500   Anaheim Public Finance Authority, California, Subordinate Lease          No Opt. Call           AAA        2,137,080
                 Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%,
                 9/01/28 - FSA Insured

         200   California, General Obligation Bonds, Series 1997, 5.000%,            10/07 at 101.00           AAA          203,026
                 10/01/18 - AMBAC Insured

               California, General Obligation Bonds, Series 1997:
       2,195     5.000%, 10/01/18 (Pre-refunded 10/01/07) - AMBAC Insured            10/07 at 101.00           AAA        2,228,781
         210     5.000%, 10/01/18 (Pre-refunded 10/01/07) - AMBAC Insured            10/07 at 101.00           AAA          213,232

       5,000   California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31     3/16 at 100.00            A+        5,260,400

               Golden State Tobacco Securitization Corporation, California,
               Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
       5,000     5.000%, 6/01/33                                                      6/17 at 100.00           BBB        4,988,950
       1,000     5.125%, 6/01/47                                                      6/17 at 100.00           BBB        1,003,080

       3,500   Golden State Tobacco Securitization Corporation, California,             No Opt. Call           AAA        1,519,455
                 Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                 0.000%, 6/01/26 - FSA Insured

      17,000   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        5,048,660
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/35 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      41,140   Total California                                                                                          22,997,942
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 2.4% (1.6% OF TOTAL INVESTMENTS)

       3,205   Denver City and County, Colorado, Airport Special Facilities           1/09 at 101.00           AAA        3,333,617
                 Revenue Bonds, Rental Car Projects, Series 1999A, 6.000%,
                 1/01/12 - MBIA Insured (Alternative Minimum Tax)

       2,950   Denver Convention Center Hotel Authority, Colorado, Senior Revenue    12/13 at 100.00           AAA        3,171,368
                 Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/22
                 (Pre-refunded 12/01/13) - XLCA Insured

       1,475   Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds,      10/07 at 102.00           AAA        1,504,721
                 Boston Lofts Project, Series 1997A, 5.750%, 10/01/27
                 (Alternative Minimum Tax)

       8,515   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA        3,826,641
                 Series 1997B, 0.000%, 9/01/25 - MBIA Insured

      12,500   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,           9/26 at 54.77           AAA        2,793,625
                 Series 2006A, 0.000%, 9/01/38 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      28,645   Total Colorado                                                                                            14,629,972
------------------------------------------------------------------------------------------------------------------------------------

               CONNECTICUT - 0.4% (0.3% OF TOTAL INVESTMENTS)

       2,700   Connecticut Development Authority, Health Facilities Revenue           8/07 at 100.00           N/R        2,710,233
                 Refunding Bonds, Alzheimer's Resource Center of Connecticut
                 Inc., Series 1994A, 7.125%, 8/15/14
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 9.2% (6.1% OF TOTAL INVESTMENTS)

       1,630   Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago       12/07 at 102.00           AAA        1,673,537
                 Village Apartments, Series 1997F, 5.800%, 12/01/17 - AMBAC
                 Insured (Alternative Minimum Tax)

      15,000   Florida State Board of Education, Public Education Capital Outlay      6/15 at 101.00           AAA       15,000,600
                 Bonds, Series 2005E, 4.500%, 6/01/35



                  Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               FLORIDA (continued)

$     14,350   JEA St. John's River Power Park System, Florida, Revenue Refunding    10/11 at 100.00           Aa2    $  15,196,507
                 Bonds, Issue 2, Series 2002-17, 5.250%, 10/01/13

       2,500   Marion County Hospital District, Florida, Revenue Bonds, Munroe       10/17 at 100.00            A2        2,547,700
                 Regional Medical Center, Series 2007, 5.000%, 10/01/34 (WI/DD,
                 Settling 5/09/07)

      13,625   Martin County Industrial Development Authority, Florida,               6/07 at 100.00           BB+       13,763,430
                 Industrial Development Revenue Bonds, Indiantown Cogeneration
                 LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

       7,370   South Miami Florida Health Facilities Authority, Hospital Revenue,     8/17 at 100.00           AA-        7,569,432
                 Baptist Health System Obligation Group, Series 2007, 5.000%,
                 8/15/42 (WI/DD, Settling 5/16/07)
------------------------------------------------------------------------------------------------------------------------------------
      54,475   Total Florida                                                                                             55,751,206
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 1.3% (0.9% OF TOTAL INVESTMENTS)

       4,000   Forsyth County Water and Sewerage Authority, Georgia, Revenue          4/10 at 101.00        AA (4)        4,286,440
                 Bonds, Series 2000, 6.000%, 4/01/25 (Pre-refunded 4/01/10)

         880   Gainesville and Hall County Hospital Authority, Georgia, Revenue       5/09 at 101.00           AAA          914,434
                 Anticipation Certificates, Northeast Georgia Health Services
                 Inc., Series 1999, 5.500%, 5/15/29 - MBIA Insured

       2,620   Gainesville and Hall County Hospital Authority, Georgia, Revenue       5/09 at 101.00           AAA        2,737,507
                 Anticipation Certificates, Northeast Georgia Health Services
                 Inc., Series 1999, 5.500%, 5/15/29 (Pre-refunded 5/15/09) -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       7,500   Total Georgia                                                                                              7,938,381
------------------------------------------------------------------------------------------------------------------------------------

               IDAHO - 0.2% (0.1% OF TOTAL INVESTMENTS)

         210   Idaho Housing and Finance Association, Single Family Mortgage          7/09 at 101.00           Aa2          213,093
                 Bonds, Series 1999E, 5.750%, 1/01/21 (Alternative Minimum Tax)

         255   Idaho Housing and Finance Association, Single Family Mortgage          1/10 at 100.00           Aa2          260,689
                 Bonds, Series 2000D, 6.350%, 7/01/22 (Alternative Minimum Tax)

         400   Idaho Housing and Finance Association, Single Family Mortgage          7/10 at 100.00           Aaa          406,620
                 Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
         865   Total Idaho                                                                                                  880,402
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 34.5% (22.9% OF TOTAL INVESTMENTS)

       2,875   Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital,        12/09 at 102.00          BBB+        2,980,714
                 Series 1999, 5.750%, 12/01/12

       7,250   Chicago Board of Education, Illinois, Unlimited Tax General              No Opt. Call           AAA        8,569,355
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%,
                 12/01/26 - FGIC Insured

               Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds,
               Archer Court Apartments, Series 1999A:
         810     5.500%, 12/20/19 (Alternative Minimum Tax)                          10/10 at 101.00           AAA          841,307
       1,210     5.600%, 12/20/29 (Alternative Minimum Tax)                          10/10 at 101.00           AAA        1,243,965
       1,925     5.650%, 12/20/40 (Alternative Minimum Tax)                          10/10 at 101.00           AAA        1,973,703

      22,750   Chicago, Illinois, General Obligation Refunding Bonds, Emergency         No Opt. Call           AAA       26,475,992
                 Telephone System, Series 1999, 5.500%, 1/01/23 - FGIC Insured

       2,620   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series        No Opt. Call           AAA        2,855,328
                 1993, 5.375%, 1/01/14 - AMBAC Insured

       3,340   Chicago, Illinois, Third Lien General Airport Revenue Bonds,           1/16 at 100.00           AAA        3,513,680
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

         190   DuPage County Community School District 200, Wheaton, Illinois,       11/13 at 100.00           Aaa          205,004
                 General Obligation Bonds, Series 2003B, 5.250%, 11/01/20 - FSA
                 Insured

         810   DuPage County Community School District 200, Wheaton, Illinois,       11/13 at 100.00           Aaa          881,240
                 General Obligation Bonds, Series 2003B, 5.250%, 11/01/20
                 (Pre-refunded 11/01/13) - FSA Insured

         500   Hoffman Estates Park District, Cook County, Illinois, General         12/09 at 102.00           AAA          526,120
                 Obligation Bonds, Series 1999, 5.375%, 12/01/29 - MBIA Insured

       3,935   Illinois Development Finance Authority, Local Government Program         No Opt. Call           Aaa        2,897,655
                 Revenue Bonds, Lake County School District 116 - Round Lake,
                 Series 1999, 0.000%, 1/01/15 - MBIA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (continued)

$     24,835   Illinois Development Finance Authority, Revenue Bonds,                 9/07 at 102.00           AAA    $  25,462,827
                 Presbyterian Home of Lake Forest, Series 1999, 5.625%, 9/01/31
                 - FSA Insured

       5,570   Illinois Finance Authority, Revenue Bonds, University of Chicago,      7/14 at 100.00           Aa1        5,820,260
                 Series 2004A, 5.000%, 7/01/34

      17,280   Illinois Health Facilities Authority, Converted Adjustable Rate       10/07 at 102.00           AAA       17,780,602
                 Revenue Bonds, Highland Park Hospital, Series 1991A, 6.000%,
                 10/01/15 (Pre-refunded 10/01/07) - FGIC Insured

       9,880   Illinois Health Facilities Authority, Remarketed Revenue Bonds,        8/11 at 103.00           Aa1       10,681,762
                 University of Chicago Project, Series 1985A, 5.500%, 8/01/20

       5,400   Illinois Health Facilities Authority, Revenue Bonds, Loyola            7/07 at 101.00           AAA        5,461,020
                 University Health System, Series 1997A, 5.000%, 7/01/24 - MBIA
                 Insured

       5,490   Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush        8/07 at 102.00             A        5,599,690
                 Lincoln Health Center, Series 1996B, 5.500%, 2/15/16

       1,500   Illinois Housing Development Authority, Housing Finance Bonds,         1/15 at 100.00           AAA        1,527,360
                 Series 2005E, 4.800%, 1/01/36 - FGIC Insured

      11,345   Lake and McHenry Counties Community Unit School District 118,           1/15 at 60.14           Aaa        4,835,466
                 Wauconda, Illinois, General Obligation Bonds, Series 2005B,
                 0.000%, 1/01/25 - FSA Insured

       3,000   Lombard Public Facilities Corporation, Illinois, First Tier            1/16 at 100.00           N/R        3,235,320
                 Conference Center and Hotel Revenue Bonds, Series 2005A-1,
                 7.125%, 1/01/36

      22,500   Metropolitan Pier and Exposition Authority, Illinois, Revenue         12/09 at 101.00           AAA       23,609,473
                 Bonds, McCormick Place Expansion Project, Series 1999A, 5.500%,
                 12/15/24 - FGIC Insured

               Metropolitan Pier and Exposition Authority, Illinois, Revenue
               Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
       9,750     0.000%, 12/15/22 - MBIA Insured                                        No Opt. Call           AAA        5,015,400
      13,000     0.000%, 12/15/23 - MBIA Insured                                        No Opt. Call           AAA        6,387,810

               Regional Transportation Authority, Cook, DuPage, Kane, Lake,
               McHenry and Will Counties, Illinois, General Obligation Bonds,
               Series 1999:
      22,650     5.750%, 6/01/19 - FSA Insured                                          No Opt. Call           AAA       26,359,389
       3,500     5.750%, 6/01/23 - FSA Insured                                          No Opt. Call           AAA        4,176,095

       1,300   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,         12/14 at 100.00           AAA        1,397,890
                 5.250%, 12/01/34 - FGIC Insured

      10,000   Will County Community High School District 210 Lincoln-Way,              No Opt. Call           Aaa        5,102,900
                 Illinois, General Obligation Bonds, Series 2006, 0.000%,
                 1/01/23 - FSA Insured

       4,500   Will County School District 122, New Lenox, Illinois, General            No Opt. Call           Aaa        2,793,555
                 Obligation Bonds, Series 2000B, 0.000%, 11/01/18 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
     219,715   Total Illinois                                                                                           208,210,882
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 3.7% (2.4% OF TOTAL INVESTMENTS)

       8,755   Indiana Health Facility Financing Authority, Hospital Revenue         11/09 at 101.00           AAA        9,210,260
                 Bonds, Charity Obligated Group, Series 1999D, 5.500%, 11/15/24
                 (Pre-refunded 11/15/09) - MBIA Insured

       8,000   Indiana Health Facility Financing Authority, Hospital Revenue          8/10 at 101.50           AAA        8,535,440
                 Bonds, Clarian Health Obligated Group, Series 2000A, 5.500%,
                 2/15/26 (Pre-refunded 8/15/10) - MBIA Insured

       4,190   Indianapolis, Indiana, Economic Development Revenue Bonds, Park        6/09 at 101.00       Aa3 (4)        4,396,735
                 Tudor Foundation Inc., Project, Series 1999, 5.700%, 6/01/24
                 (Pre-refunded 6/01/09)
------------------------------------------------------------------------------------------------------------------------------------
      20,945   Total Indiana                                                                                             22,142,435
------------------------------------------------------------------------------------------------------------------------------------

               IOWA - 1.2% (0.8% OF TOTAL INVESTMENTS)

       7,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue     6/15 at 100.00           BBB        7,330,890
                 Bonds, Series 2005C, 5.625%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 0.8% (0.5% OF TOTAL INVESTMENTS)

       3,825   Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series     10/07 at 100.50           AAA        3,820,372
                 1999, 4.000%, 10/01/18 - FGIC Insured

       1,000   Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax    12/15 at 100.00           N/R        1,042,840
                 Special Obligation Bonds, Redevelopment Project Area B, Series
                 2005, 5.000%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------
       4,825   Total Kansas                                                                                               4,863,212
------------------------------------------------------------------------------------------------------------------------------------


                  Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               KENTUCKY - 1.7% (1.1% OF TOTAL INVESTMENTS)

$      3,030   Hardin County School District Finance Corporation, Kentucky,           2/10 at 101.00       Aa3 (4)    $   3,219,587
                 School Building Revenue Bonds, Series 2000, 5.750%, 2/01/20
                 (Pre-refunded 2/01/10)

               Kentucky Economic Development Finance Authority, Hospital System
               Revenue Refunding and Improvement Bonds, Appalachian Regional
               Healthcare Inc., Series 1997:
       1,850     5.850%, 10/01/17                                                     4/08 at 102.00           BB-        1,888,110
       5,000     5.875%, 10/01/22                                                     4/08 at 102.00           BB-        5,097,550
------------------------------------------------------------------------------------------------------------------------------------
       9,880   Total Kentucky                                                                                            10,205,247
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 4.9% (3.3% OF TOTAL INVESTMENTS)

       2,245   Lafayette, Louisiana, Sales Tax Revenue Bonds, Public                  5/10 at 101.50           AAA        2,397,907
                 Improvements, Series 2000B, 5.625%, 5/01/25 (Pre-refunded
                 5/01/10) - FGIC Insured

       1,750   Louisiana Local Government Environmental Facilities and Community      6/12 at 105.00           Aaa        1,933,295
                 Development Authority, GNMA Collateralized Mortgage Revenue
                 Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%,
                 6/20/37

       5,350   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        5,682,449
                 General Hospital, Series 2004, 5.250%, 7/01/33 - MBIA Insured

       5,445   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series          5/16 at 100.00           AAA        5,356,464
                 2006, 4.500%, 5/01/41 - FGIC Insured (UB)

      13,570   Louisiana Transportation Authority, Senior Lien Toll Road Revenue      12/10 at 38.73           AAA        4,466,023
                 Bonds, Series 2005B, 0.000%, 12/01/28 - AMBAC Insured

       9,545   Tobacco Settlement Financing Corporation, Louisiana, Tobacco           5/11 at 101.00           BBB        9,978,534
                 Settlement Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30
------------------------------------------------------------------------------------------------------------------------------------
      37,905   Total Louisiana                                                                                           29,814,672
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 2.7% (1.8% OF TOTAL INVESTMENTS)

       1,485   Boston Industrial Development Financing Authority, Massachusetts,      9/12 at 102.00           N/R        1,507,795
                 Subordinate Revenue Bonds, Crosstown Center Project, Series
                 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)

       4,365   Massachusetts Health and Educational Facilities Authority, Revenue    10/15 at 100.00           AAA        4,638,031
                 Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/19
                 - AGC Insured

       7,000   Massachusetts Port Authority, Special Facilities Revenue Bonds,        7/07 at 102.00           AAA        7,155,960
                 BOSFUEL Corporation, Series 1997, 5.500%, 7/01/18 - MBIA
                 Insured (Alternative Minimum Tax)

         785   Massachusetts Port Authority, Special Facilities Revenue Bonds,        9/07 at 101.00           AAA          802,105
                 US Airways Group Inc., Series 1996A, 5.875%, 9/01/23 - MBIA
                 Insured (Alternative Minimum Tax)

       2,000   Massachusetts Turnpike Authority, Metropolitan Highway System          1/09 at 100.00           AAA        2,042,040
                 Revenue Bonds, Senior Series 1997A, 5.125%, 1/01/17 - MBIA
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
      15,635   Total Massachusetts                                                                                       16,145,931
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 3.6% (2.4% OF TOTAL INVESTMENTS)

       2,435   Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,      7/11 at 100.00           AAA        2,581,879
                 Series 2001A, 5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC
                 Insured

      15,255   Michigan State Hospital Finance Authority, Hospital Revenue Bonds,     8/08 at 101.00           BB-       15,265,068
                 Detroit Medical Center Obligated Group, Series 1998A, 5.250%,
                 8/15/28

       4,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit                12/08 at 101.00           AAA        4,120,200
                 Metropolitan Wayne County Airport, Series 1998A, 5.375%,
                 12/01/16 - MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      21,690   Total Michigan                                                                                            21,967,147
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 0.2% (0.1% OF TOTAL INVESTMENTS)

         990   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,        1/10 at 101.00           AA+        1,008,800
                 Series 1998H-1, 5.650%, 7/01/31 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 2.2% (1.5% OF TOTAL INVESTMENTS)

               Kansas City Municipal Assistance Corporation, Missouri, Leasehold
               Revenue Bonds, Series 2004B-1:
       7,000     0.000%, 4/15/27 - AMBAC Insured                                        No Opt. Call           AAA        2,942,380
       5,000     0.000%, 4/15/29 - AMBAC Insured                                        No Opt. Call           AAA        1,918,600



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MISSOURI (continued)

$      2,185   Missouri Health and Educational Facilities Authority, Revenue          6/11 at 101.00           AAA    $   2,308,911
                 Bonds, SSM Healthcare System, Series 2001A, 5.250%, 6/01/21 -
                 AMBAC Insured

               Missouri Health and Educational Facilities Authority, Revenue
               Bonds, SSM Healthcare System, Series 2001A:
       2,185     5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00           AAA        2,332,356
       3,670     5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00           AAA        3,911,780
------------------------------------------------------------------------------------------------------------------------------------
      20,040   Total Missouri                                                                                            13,414,027
------------------------------------------------------------------------------------------------------------------------------------

               MONTANA - 0.3% (0.2% OF TOTAL INVESTMENTS)

         915   Montana Board of Housing, Single Family Mortgage Bonds, Series        12/09 at 100.00           AA+          933,712
                 2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)

       1,000   Montana Higher Education Student Assistance Corporation, Student      12/09 at 100.00            A2        1,049,160
                 Loan Revenue Bonds, Subordinate Series 1999B, 6.400%, 12/01/32
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       1,915   Total Montana                                                                                              1,982,872
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 0.2% (0.1% OF TOTAL INVESTMENTS)

       1,300   NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan           No Opt. Call           AAA        1,349,855
                 Program, Series 1993A-5A, 6.200%, 6/01/13 - MBIA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 4.3% (2.9% OF TOTAL INVESTMENTS)

       2,115   Clark County, Nevada, General Obligation Bank Bonds, Southern          6/11 at 100.00           AAA        2,243,402
                 Nevada Water Authority Loan, Series 2001, 5.300%, 6/01/19
                 (Pre-refunded 6/01/11) - FGIC Insured

               Director of Nevada State Department of Business and Industry,
               Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
               2000:
       8,000     0.000%, 1/01/19 - AMBAC Insured                                        No Opt. Call           AAA        4,863,840
       3,000     5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00           AAA        3,095,610

      15,000   Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds,        7/17 at 100.00             A       15,821,250
                 Catholic Healthcare West, Series 2007B, 5.250%, 7/01/31 (UB)
------------------------------------------------------------------------------------------------------------------------------------
      28,115   Total Nevada                                                                                              26,024,102
------------------------------------------------------------------------------------------------------------------------------------

               NEW HAMPSHIRE - 0.1% (0.1% OF TOTAL INVESTMENTS)

         860   New Hampshire Housing Finance Authority, Single Family Mortgage        7/07 at 100.00           Aa2          878,731
                 Acquisition Revenue Bonds, Series 1995D, 6.550%, 7/01/26
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 5.8% (3.8% OF TOTAL INVESTMENTS)

         920   New Jersey Health Care Facilities Financing Authority,                 8/11 at 100.00           AAA          927,682
                 FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center,
                 Series 2001, 4.800%, 8/01/21 - AMBAC Insured

       1,965   New Jersey Higher Education Assistance Authority, Student Loan         6/10 at 101.00           AAA        2,021,808
                 Revenue Bonds, Series 2000A, 6.000%, 6/01/13 - MBIA Insured
                 (Alternative Minimum Tax)

       4,130   New Jersey Transit Corporation, Certificates of Participation,           No Opt. Call           AAA        4,522,763
                 Federal Transit Administration Grants, Series 2002A, 5.500%,
                 9/15/13 - AMBAC Insured

       4,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AA-        4,602,040
                 System Bonds, Series 1999A, 5.750%, 6/15/18

      20,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AAA        7,836,400
                 System Bonds, Series 2006C, 0.000%, 12/15/28 - AMBAC Insured

               Tobacco Settlement Financing Corporation, New Jersey, Tobacco
               Settlement Asset-Backed Bonds, Series 2002:
       9,305     5.750%, 6/01/32 (Pre-refunded 6/01/12)                               6/12 at 100.00           AAA        9,947,976
       3,165     6.125%, 6/01/42 (Pre-refunded 6/01/12)                               6/12 at 100.00           AAA        3,518,531

       1,365   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/13 at 100.00           AAA        1,587,140
                 Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39
                 (Pre-refunded 6/01/13)
------------------------------------------------------------------------------------------------------------------------------------
      44,850   Total New Jersey                                                                                          34,964,340
------------------------------------------------------------------------------------------------------------------------------------


                  Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW MEXICO - 0.7% (0.5% OF TOTAL INVESTMENTS)

$      4,000   University of New Mexico, FHA-Insured Mortgage Hospital Revenue        7/14 at 100.00           AAA    $   4,187,280
                 Bonds, Series 2004, 5.000%, 7/01/32 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 14.6% (9.6% OF TOTAL INVESTMENTS)

       2,170   Dormitory Authority of the State of New York, Insured Revenue          7/07 at 102.00            AA        2,218,478
                 Bonds, Franciscan Health Partnership Obligated Group - Frances
                 Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 - RAAI
                 Insured

          15   Dormitory Authority of the State of New York, Revenue Bonds,           5/07 at 101.00           AAA           15,149
                 Mental Health Services Facilities Improvements, Series 1996B,
                 5.125%, 8/15/21 - MBIA Insured

       7,500   Dormitory Authority of the State of New York, Secured Hospital         2/08 at 101.50           AAA        7,707,525
                 Revenue Refunding Bonds, Wyckoff Heights Medical Center, Series
                 1998H, 5.300%, 8/15/21 - MBIA Insured

       2,000   Dormitory Authority of the State of New York, Third General            1/08 at 102.00           AAA        2,062,560
                 Resolution Consolidated Revenue Bonds, City University System,
                 Series 1997-1, 5.375%, 7/01/24 (Pre-refunded 1/01/08) - FSA
                 Insured

       5,000   Long Island Power Authority, New York, Electric System General         6/08 at 101.00           AAA        5,135,300
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26 (Pre-refunded
                 6/01/08) - FSA Insured

               Nassau County, New York, General Obligation Improvement Bonds,
               Series 1999B:
       4,005     5.250%, 6/01/19 (Pre-refunded 6/01/09) - AMBAC Insured               6/09 at 102.00           AAA        4,211,298
       7,005     5.250%, 6/01/21 (Pre-refunded 6/01/09) - AMBAC Insured               6/09 at 102.00           AAA        7,365,828

       6,000   New York City Industrial Development Agency, New York, American        8/16 at 101.00             B        7,255,620
                 Airlines-JFK International Airport Special Facility Revenue
                 Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)

       5,000   New York City Municipal Water Finance Authority, New York, Water      12/14 at 100.00           AAA        5,263,450
                 and Sewerage System Revenue  Bonds, Fiscal Series 2005B, 5.000%,
                 6/15/36 - FSA Insured

       8,800   New York City Sales Tax Asset Receivable Corporation, New York,       10/14 at 100.00           AAA        9,313,040
                 Dedicated Revenue Bonds, Local Government Assistance
                 Corporation, Series 2004A, 5.000%, 10/15/32 - AMBAC Insured

      10,000   New York City Transitional Finance Authority, New York, Future Tax     8/09 at 101.00           AAA       10,561,600
                 Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24
                 (Pre-refunded 8/15/09)

               New York City, New York, General Obligation Bonds, Fiscal Series
               1998F:
       1,980     5.250%, 8/01/14 - AMBAC Insured                                      2/08 at 101.00           AAA        2,020,234
      13,860     5.375%, 8/01/19 - MBIA Insured                                       2/08 at 101.00           AAA       14,174,622

               New York City, New York, General Obligation Bonds, Fiscal Series
               1998F:
          20     5.250%, 8/01/14 (Pre-refunded 2/01/08) - AMBAC Insured               2/08 at 101.00           Aaa           20,438
         140     5.375%, 8/01/19 (Pre-refunded 2/01/08) - MBIA Insured                2/08 at 101.00           AAA          143,192

      10,000   Port Authority of New York and New Jersey, Special Project Bonds,     12/07 at 102.00           AAA       10,312,600
                 JFK International Air Terminal LLC, Sixth Series 1997, 5.900%,
                 12/01/17 - MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      83,495   Total New York                                                                                            87,780,934
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 0.7% (0.4% OF TOTAL INVESTMENTS)

       3,830   Charlotte-Mecklenburg Hospital Authority, North Carolina,              1/15 at 100.00            AA        3,959,607
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 4.0% (2.7% OF TOTAL INVESTMENTS)

       2,300   Amherst Exempted Village School District, Ohio, Unlimited Tax         12/11 at 100.00           Aaa        2,439,495
                 General Obligation School Improvement Bonds, Series 2001,
                 5.125%, 12/01/21 (Pre-refunded 12/01/11) - FGIC Insured

       3,635   Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage        7/07 at 101.00           Aa2        3,652,048
                 Revenue Bonds, Hamilton Creek Apartments Project, Series 1994A,
                 5.550%, 7/01/24 (Alternative Minimum Tax)

       3,650   Montgomery County, Ohio, Revenue Bonds, Catholic Health                5/14 at 100.00            AA        3,781,875
                 Initiatives, Series 2004A, 5.000%, 5/01/30

      12,700   Ohio Water Development Authority, Solid Waste Disposal Revenue         9/09 at 102.00           N/R       13,133,451
                 Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20
                 (Alternative Minimum Tax)

       1,115   Warren County, Ohio, Limited Tax General Obligations, Series          12/07 at 101.00           Aa2        1,136,988
                 1997, 5.500%, 12/01/17
------------------------------------------------------------------------------------------------------------------------------------
      23,400   Total Ohio                                                                                                24,143,857
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               OREGON - 0.4% (0.3% OF TOTAL INVESTMENTS)

$      2,355   Portland, Oregon, Downtown Waterfront Urban Renewal and                6/10 at 101.00           Aaa    $   2,501,693
                 Redevelopment Revenue Bonds, Series 2000A, 5.500%, 6/15/20 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 5.0% (3.3% OF TOTAL INVESTMENTS)

       3,480   Allegheny County Hospital Development Authority, Pennsylvania,        11/10 at 102.00           Ba3        4,102,607
                 Revenue Bonds, West Penn Allegheny Health System, Series 2000B,
                 9.250%, 11/15/22

       1,425   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call          BBB-        1,481,273
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

       1,500   Pennsylvania Housing Finance Agency, Single Family Mortgage           10/16 at 100.00           AA+        1,485,900
                 Revenue Bonds, Series 96A, 4.650%, 10/01/31 (Alternative
                 Minimum Tax)

      18,900   Philadelphia Airport System, Pennsylvania, Revenue Refunding           6/08 at 102.00           AAA       19,549,213
                 Bonds, Series 1998A, 5.500%, 6/15/18 - FGIC Insured
                 (Alternative Minimum Tax)

       3,205   Philadelphia School District, Pennsylvania, General Obligation         8/12 at 100.00           AAA        3,499,283
                 Bonds, Series 2002B, 5.625%, 8/01/16 (Pre-refunded 8/01/12) -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      28,510   Total Pennsylvania                                                                                        30,118,276
------------------------------------------------------------------------------------------------------------------------------------

               PUERTO RICO - 2.1% (1.4% OF TOTAL INVESTMENTS)

      12,500   Puerto Rico Housing Finance Authority, Capital Fund Program              No Opt. Call            AA       12,609,500
                 Revenue Bonds, Series 2003, 4.500%, 12/01/23
------------------------------------------------------------------------------------------------------------------------------------

               RHODE ISLAND - 3.2% (2.1% OF TOTAL INVESTMENTS)

       2,015   Central Falls, Rhode Island, General Obligation School Bonds,          5/09 at 102.00            AA        2,139,708
                 Series 1999, 6.250%, 5/15/20 - RAAI Insured

       3,500   Providence Redevelopment Agency, Rhode Island, Revenue Bonds,          4/10 at 101.00           Aaa        3,729,670
                 Public Safety and Municipal Building Projects, Series 1999A,
                 5.750%, 4/01/29 (Pre-refunded 4/01/10) - AMBAC Insured

      12,500   Rhode Island Tobacco Settlement Financing Corporation, Tobacco         6/12 at 100.00           BBB       13,371,500
                 Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------
      18,015   Total Rhode Island                                                                                        19,240,878
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 0.3% (0.2% OF TOTAL INVESTMENTS)

       1,500   Greenville, South Carolina, Hospital Facilities Revenue Bonds,         5/11 at 101.00           AAA        1,548,510
                 Series 2001, 5.000%, 5/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 1.9% (1.3% OF TOTAL INVESTMENTS)

       6,400   Memphis-Shelby County Airport Authority, Tennessee, Airport            3/10 at 101.00           AAA        6,790,592
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/24 - AMBAC Insured
                 (Alternative Minimum Tax)

       2,425   Memphis-Shelby County Airport Authority, Tennessee, Airport            3/11 at 100.00           AAA        2,510,263
                 Revenue Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured

       1,910   Sullivan County Health Educational and Housing Facilities Board,       9/16 at 100.00          BBB+        1,983,401
                 Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C,
                 5.250%, 9/01/36

         115   Tennessee Housing Development Agency, Homeownership Program Bonds,     7/10 at 100.00            AA          117,249
                 Series 2000-2B, 6.250%, 1/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      10,850   Total Tennessee                                                                                           11,401,505
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 15.0% (9.9% OF TOTAL INVESTMENTS)

       2,560   Brazos River Authority, Texas, Pollution Control Revenue Refunding     4/13 at 101.00          Baa2        2,926,541
                 Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32
                 (Alternative Minimum Tax)

       4,675   Carrollton-Farmers Branch Independent School District, Dallas          2/09 at 100.00           AAA        4,863,169
                 County, Texas, Unlimited Tax School Building Bonds, Series 1999,
                 6.000%, 2/15/20 (Pre-refunded 2/15/09)

       2,820   Central Texas Regional Mobility Authority, Travis and Williamson       1/15 at 100.00           AAA        2,920,618
                 Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45
                 - FGIC Insured


                  Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS (continued)

               Coppell Independent School District, Dallas County, Texas,
               Unlimited Tax School Building and Refunding Bonds, Series 1999:
$      5,130     0.000%, 8/15/20                                                       8/09 at 52.47           AAA    $   2,442,393
       7,000     0.000%, 8/15/21                                                       8/09 at 49.48           AAA        3,134,810
       7,345     0.000%, 8/15/23                                                       8/09 at 44.01           AAA        2,925,367
       7,000     0.000%, 8/15/24                                                       8/09 at 41.50           AAA        2,629,200
       7,350     0.000%, 8/15/25                                                       8/09 at 39.14           AAA        2,602,268
       7,000     0.000%, 8/15/26                                                       8/09 at 36.91           AAA        2,336,180

         820   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue       12/11 at 100.00           AAA          864,387
                 Bonds, Series 2001, 5.000%, 12/01/31 (Pre-refunded 12/01/11) -
                 AMBAC Insured

               Harris County Health Facilities Development Corporation, Texas,
               Revenue Bonds, Christus Health, Series 1999A:
      12,240     5.375%, 7/01/24 (Pre-refunded 7/01/09) - MBIA Insured                7/09 at 101.00           AAA       12,761,669
      11,180     5.375%, 7/01/29 (Pre-refunded 7/01/09) - MBIA Insured                7/09 at 101.00           AAA       11,656,492

       2,205   Harris County-Houston Sports Authority, Texas, Senior Lien               No Opt. Call           AAA        1,244,304
                 Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/20 - MBIA
                 Insured

       2,500   Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,           No Opt. Call           AAA          897,175
                 Convention and Entertainment Project, Series 2001B, 0.000%,
                 9/01/30 - AMBAC Insured

       2,500   Jefferson County, Texas, Certificates of Obligation, Series 2000,      8/10 at 100.00           AAA        2,674,925
                 6.000%, 8/01/25 (Pre-refunded 8/01/10) - FSA Insured

       2,000   Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001,      3/09 at 100.00           AAA        2,059,020
                 5.300%, 3/15/26 (Pre-refunded 3/15/09) - FGIC Insured

      30,095   Leander Independent School District, Williamson and Travis              8/12 at 27.94           AAA        6,676,275
                 Counties, Texas, General Obligation Bonds, Series 2004, 0.000%,
                 8/15/34

       9,345   Leander Independent School District, Williamson and Travis              8/15 at 37.33           AAA        2,384,751
                 Counties, Texas, General Obligation Bonds, Series 2005, 0.000%,
                 8/15/33 - FGIC Insured

      33,160   Leander Independent School District, Williamson and Travis              8/14 at 26.50           AAA        6,272,214
                 Counties, Texas, General Obligation Bonds, Series 2006, 0.000%,
                 8/15/38

       1,000   San Antonio, Texas, Water System Revenue Bonds, Series 2005,           5/15 at 100.00           AAA        1,022,450
                 4.750%, 5/15/37 - MBIA Insured

      10,000   Tarrant County Health Facilities Development Corporation, Texas,       2/08 at 102.00           AAA       10,312,700
                 Revenue Bonds, Texas Health Resources System, Series 1997A,
                 5.250%, 2/15/17 - MBIA Insured

       7,000   White Settlement Independent School District, Tarrant County,           8/15 at 34.92           AAA        1,668,450
                 Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/35

               Wylie Independent School District, Taylor County, Texas, General
               Obligation Bonds, Series 2005:
       3,000     0.000%, 8/15/20                                                       8/15 at 78.46           AAA        1,640,820
       3,000     0.000%, 8/15/22                                                       8/15 at 70.77           AAA        1,475,190
------------------------------------------------------------------------------------------------------------------------------------
     180,925   Total Texas                                                                                               90,391,368
------------------------------------------------------------------------------------------------------------------------------------

               UTAH - 0.3% (0.2% OF TOTAL INVESTMENTS)

               Utah Housing Finance Agency, Single Family Mortgage Bonds, Series
               1999C-2, Class II:
         360     5.700%, 7/01/19 (Alternative Minimum Tax)                            1/10 at 101.50           AAA          365,159
         120     5.750%, 7/01/21 (Alternative Minimum Tax)                            1/10 at 101.50            AA          124,631

         100   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/09 at 101.00            AA          101,554
                 1999D, 5.850%, 7/01/21 (Alternative Minimum Tax)

          40   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/09 at 101.50           Aa2           40,810
                 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)

       1,020   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/10 at 100.00           AA-        1,042,430
                 2000F-2, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       1,640   Total Utah                                                                                                 1,674,584
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               VIRGINIA - 0.4% (0.3% OF TOTAL INVESTMENTS)

$      3,395   Virginia Small Business Financing Authority, Industrial               11/09 at 102.00           N/R    $   2,371,883
                 Development Water Revenue Bonds, S.I.L. Clean Water, LLC
                 Project, Series 1999, 7.250%, 11/01/24 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 11.5% (7.6% OF TOTAL INVESTMENTS)

       4,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/13 at 100.00           AAA        4,371,760
                 Nuclear Project 3, Series 2003A, 5.500%, 7/01/17 - XLCA Insured

               Port of Seattle, Washington, Special Facility Revenue Bonds,
               Terminal 18, Series 1999B:
       1,755     6.000%, 9/01/15 - MBIA Insured (Alternative Minimum Tax)             3/10 at 101.00           AAA        1,864,530
       2,590     6.000%, 9/01/16 - MBIA Insured (Alternative Minimum Tax)             3/10 at 101.00           AAA        2,751,642

               Port of Seattle, Washington, Special Facility Revenue Bonds,
               Terminal 18, Series 1999C:
         875     6.000%, 9/01/15 - MBIA Insured (Alternative Minimum Tax)             3/10 at 101.00           AAA          929,609
       1,260     6.000%, 9/01/16 - MBIA Insured (Alternative Minimum Tax)             3/10 at 101.00           AAA        1,338,637

       9,760   Tacoma, Washington, Electric System Revenue Refunding Bonds,           1/11 at 101.00           AAA       10,489,170
                 Series 2001A, 5.625%, 1/01/21 (Pre-refunded 1/01/11) - FSA
                 Insured

       4,800   Washington Public Power Supply System, Revenue Refunding Bonds,        7/07 at 102.00           AAA        4,907,136
                 Nuclear Project 3, Series 1997A, 5.250%, 7/01/16 (Pre-refunded
                 7/01/07) - FSA Insured

       7,145   Washington State Tobacco Settlement Authority, Tobacco Settlement      6/13 at 100.00           BBB        7,868,503
                 Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26

      11,605   Washington, Certificates of Participation, Washington Convention       7/09 at 100.00           AAA       11,973,575
                 and Trade Center, Series 1999, 5.250%, 7/01/16 - MBIA Insured

       3,350   Washington, General Obligation Compound Interest Bonds, Series           No Opt. Call           AAA        2,154,519
                 1999S-2, 0.000%, 1/01/18 - FSA Insured

               Washington, General Obligation Compound Interest Bonds, Series
               1999S-3:
      17,650     0.000%, 1/01/20                                                        No Opt. Call           Aa1       10,257,474
      18,470     0.000%, 1/01/21                                                        No Opt. Call           Aa1       10,229,055
------------------------------------------------------------------------------------------------------------------------------------
      83,260   Total Washington                                                                                          69,135,610
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 6.9% (4.5% OF TOTAL INVESTMENTS)

         650   Badger Tobacco Asset Securitization Corporation, Wisconsin,            6/12 at 100.00           BBB          697,424
                 Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.000%,
                 6/01/17

       1,690   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,        11/14 at 100.00           Aaa        1,826,806
                 5.000%, 11/01/29 (Pre-refunded 11/01/14) - FSA Insured

         560   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,        11/14 at 100.00           Aaa          589,865
                 5.000%, 11/01/29 - FSA Insured

       3,810   La Crosse, Wisconsin, Industrial Development Revenue Refunding        12/08 at 102.00           AAA        3,984,079
                 Bonds, Dairyland Power Cooperative, Series 1997C, 5.550%,
                 2/01/15 - AMBAC Insured

               Wisconsin Health and Educational Facilities Authority, Revenue
               Bonds, FH Healthcare Development Inc., Series 1999:
       8,375     6.250%, 11/15/20 (Pre-refunded 11/15/09)                            11/09 at 101.00       N/R (4)        8,961,501
       5,000     6.250%, 11/15/28 (Pre-refunded 11/15/09)                            11/09 at 101.00       N/R (4)        5,350,150

       4,180   Wisconsin Health and Educational Facilities Authority, Revenue         5/09 at 101.00             A        4,312,966
                 Bonds, Kenosha Hospital and Medical Center Inc., Series 1999,
                 5.625%, 5/15/29


                  Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN (continued)

$     12,700   Wisconsin Health and Educational Facilities Authority, Revenue         8/09 at 101.00           Aaa    $  13,237,210
                 Bonds, Mercy Health System  Corporation, Series 1999, 5.500%,
                 8/15/25 - AMBAC Insured

       2,200   Wisconsin Health and Educational Facilities Authority, Revenue         8/13 at 100.00            A-        2,250,864
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%,
                 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
      39,165   Total Wisconsin                                                                                           41,210,865
------------------------------------------------------------------------------------------------------------------------------------
$  1,070,080   Total Investments (cost $850,188,531) - 150.9%                                                           909,870,672
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (2.3)%                                                                       (13,630,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.3%                                                                       1,870,874
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (48.9)%                                                        (295,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 603,111,546
               =====================================================================================================================


  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  N/R   Not rated.

WI/DD   Purchased on a when-issued or delayed delivery basis.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                Nuveen Dividend Advantage Municipal Fund 2 (NXZ)

                Portfolio of
                        INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 4.3% (2.9% OF TOTAL INVESTMENTS)

$     18,500   Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series        6/11 at 101.00        A2 (4)    $  20,044,194
                 2001A, 5.750%, 6/01/31 (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 0.7% (0.5% OF TOTAL INVESTMENTS)

       2,955   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/11 at 100.00           AAA        3,152,010
                 Settlement Asset-Backed Bonds, Series 2001, 5.500%, 6/01/29
                 (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------

               ARIZONA - 0.7% (0.5% OF TOTAL INVESTMENTS)

       3,120   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien           7/12 at 100.00           AAA        3,257,374
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 - FGIC
                 Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 0.3% (0.2% OF TOTAL INVESTMENTS)

       1,540   Arkansas Development Finance Authority, Single Family Mortgage         1/12 at 100.00           AAA        1,584,290
                 Revenue Bonds, GNMA Mortgage-Backed Securities Program, Series
                 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 6.9% (4.6% OF TOTAL INVESTMENTS)

       6,000   California Educational Facilities Authority, Revenue Bonds,            6/11 at 101.00           AAA        6,332,340
                 Stanford University, Series 2001Q, 5.250%, 12/01/32

      11,200   California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28     8/13 at 100.00            A+       11,963,840

       1,000   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB        1,003,080
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.125%, 6/01/47

       5,000   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00           AAA        5,804,850
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%,
                 6/01/39 (Pre-refunded 6/01/13)

       6,000   Los Angeles Regional Airports Improvement Corporation, California,    12/12 at 102.00             B        6,812,340
                 Sublease Revenue Bonds, Los Angeles International Airport,
                 American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%,
                 12/01/24 (Alternative Minimum Tax)

         150   Yuba County Water Agency, California, Yuba River Development           9/07 at 100.00          Baa3          149,993
                 Revenue Bonds, Pacific Gas and Electric Company, Series 1966A,
                 4.000%, 3/01/16
------------------------------------------------------------------------------------------------------------------------------------
      29,350   Total California                                                                                          32,066,443
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 7.1% (4.8% OF TOTAL INVESTMENTS)

       2,730   Colorado Educational and Cultural Facilities Authority, Charter        8/11 at 100.00           AAA        3,098,195
                 School Revenue Bonds, Peak-to-Peak Charter School, Series 2001,
                 7.500%, 8/15/21 (Pre-refunded 8/15/11)

               Denver City and County, Colorado, Airport Revenue Bonds, Series
               2006:
       1,790     6.601%, 11/15/23 - FGIC Insured (IF)                                11/16 at 100.00           AAA        2,135,595
       3,300     5.000%, 11/15/24 - FGIC Insured (UB)                                11/16 at 100.00           AAA        3,515,094
       1,445     6.601%, 11/15/25 - FGIC Insured (IF)                                11/16 at 100.00           AAA        1,723,986

      10,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         9/10 at 31.42           AAA        2,770,200
                 Series 2000B, 0.000%, 9/01/28 (Pre-refunded 9/01/10) - MBIA
                 Insured

       1,280   Eagle County Air Terminal Corporation, Colorado, Airport Terminal      5/11 at 101.00           N/R        1,385,370
                 Revenue Bonds, Series 2001, 7.125%, 5/01/31 (Alternative Minimum
                 Tax)

         755   Jefferson County School District R1, Colorado, General Obligation     12/14 at 100.00           AAA          805,698
                 Bonds, Series 2004, 5.000%, 12/15/22 - FSA Insured

       5,000   Northwest Parkway Public Highway Authority, Colorado, Revenue          6/11 at 102.00           AAA        5,292,900
                 Bonds, Senior Series 2001A, 5.250%, 6/15/41 - FSA Insured

               Northwest Parkway Public Highway Authority, Colorado, Senior Lien
               Revenue Bonds, Series 2001B:
      22,000     0.000%, 6/15/28 - FSA Insured                                         6/11 at 35.65           AAA        6,548,960
      17,650     0.000%, 6/15/29 - AMBAC Insured                                       6/11 at 33.45           AAA        4,930,351


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO (continued)

$      1,000   Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment       6/14 at 101.00           N/R    $   1,112,320
                 Revenue Bonds, Series 2003, 8.000%, 12/01/25
------------------------------------------------------------------------------------------------------------------------------------
      66,950   Total Colorado                                                                                            33,318,669
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 1.3% (0.9% OF TOTAL INVESTMENTS)

       1,075   District of Columbia Tobacco Settlement Corporation, Tobacco           5/11 at 101.00           BBB        1,153,593
                 Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24

       5,000   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           AAA        4,967,600
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007A, 4.500%,
                 10/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,075   Total District of Columbia                                                                                 6,121,193
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 4.9% (3.3% OF TOTAL INVESTMENTS)

      15,000   Jacksonville, Florida, Transportation Revenue Bonds, Series 2001,     10/11 at 100.00           AAA       15,795,600
                 5.250%, 10/01/29 - MBIA Insured

       4,000   Miami-Dade County Health Facility Authority, Florida, Hospital         8/11 at 101.00           AAA        4,254,120
                 Revenue Refunding Bonds, Miami Children's Hospital, Series
                 2001A, 5.125%, 8/15/26 (Pre-refunded 8/15/11) - AMBAC Insured

       3,000   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami             10/12 at 100.00           AAA        3,167,520
                 International Airport, Series 2002, 5.375%, 10/01/32 - FGIC
                 Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      22,000   Total Florida                                                                                             23,217,240
------------------------------------------------------------------------------------------------------------------------------------

               HAWAII - 2.2% (1.5% OF TOTAL INVESTMENTS)

               Honolulu Board of Water Supply, Hawaii, Water System Revenue
               Bonds, Series 2001:
       3,000     5.250%, 7/01/26 (Pre-refunded 7/01/11) - FSA Insured                 7/11 at 100.00           AAA        3,184,530
       6,725     5.250%, 7/01/31 (Pre-refunded 7/01/11) - FSA Insured                 7/11 at 100.00           AAA        7,138,655
------------------------------------------------------------------------------------------------------------------------------------
       9,725   Total Hawaii                                                                                              10,323,185
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 11.0% (7.3% OF TOTAL INVESTMENTS)

       3,620   Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing        12/11 at 100.00            A+        3,754,411
                 Revenue Bonds, Stone Terrace Apartments, Series 2001A, 5.750%,
                 12/20/42 (Alternative Minimum Tax)

       1,085   Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage     4/11 at 105.00           AAA        1,089,232
                 Revenue Bonds, Series 2001A, 6.250%, 10/01/32 (Alternative
                 Minimum Tax)

      14,920   Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%,     1/11 at 101.00           AAA       15,658,540
                 1/01/33 - MBIA Insured

         350   Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%,     1/11 at 101.00           AAA          371,683
                 1/01/33 (Pre-refunded 1/01/11) - MBIA Insured

         285   Chicago, Illinois, General Obligation Refunding Bonds, Series          7/07 at 101.00           AAA          287,157
                 1996B, 5.125%, 1/01/25 - FGIC Insured

       3,180   Illinois Development Finance Authority, Revenue Bonds, Chicago        12/12 at 100.00       BBB (4)        3,576,355
                 Charter School Foundation, Series 2002A, 6.250%, 12/01/32
                 (Pre-refunded 12/01/12)

         910   Illinois Development Finance Authority, Revenue Bonds, Illinois        9/11 at 100.00           AAA          965,656
                 Wesleyan University, Series 2001, 5.500%, 9/01/32 - AMBAC
                 Insured

       4,090   Illinois Development Finance Authority, Revenue Bonds, Illinois        9/11 at 100.00           Aaa        4,384,766
                 Wesleyan University, Series 2001, 5.500%, 9/01/32 (Pre-refunded
                 9/01/11) - AMBAC Insured

       3,100   Illinois Development Finance Authority, Revenue Bonds, Midwestern      5/11 at 101.00        A- (4)        3,389,013
                 University, Series 2001B, 6.000%, 5/15/31 (Pre-refunded 5/15/11)

       5,000   Illinois Health Facilities Authority, Revenue Bonds, Edward            2/11 at 101.00           AAA        5,310,500
                 Hospital Obligated Group, Series 2001B, 5.250%, 2/15/34
                 (Pre-refunded 2/15/11) - FSA Insured

       2,500   Illinois Housing Development Authority, Homeowner Mortgage             2/16 at 100.00            AA        2,548,525
                 Revenue Bonds, Series 2006C2, 5.050%, 8/01/27 (Alternative
                 Minimum Tax)

       2,275   Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16        6/11 at 100.00           AAA        2,432,476

       4,980   Metropolitan Pier and Exposition Authority, Illinois, Revenue          6/07 at 101.00           AAA        5,045,935
                 Refunding Bonds, McCormick Place Expansion Project, Series
                 1996A, 5.250%, 6/15/27 - AMBAC Insured

       1,000   Montgomery, Illinois, Lakewood Creek Project Special Assessment        3/16 at 100.00            AA        1,002,310
                 Bonds, Series 2007, 4.700%, 3/01/30 - RAAI Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (continued)

$      3,360   Northfield Township High School District Number 225, Cook County,      12/16 at 69.01           AAA    $   1,485,859
                 Illinois, Glenbrook, General Obligation School Bonds, Series
                 2007B, 0.000%, 12/01/24
------------------------------------------------------------------------------------------------------------------------------------
      50,655   Total Illinois                                                                                            51,302,418
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 4.6% (3.1% OF TOTAL INVESTMENTS)

       2,000   Indiana Health Facility Financing Authority, Hospital Revenue          9/11 at 100.00            A-        2,027,920
                 Bonds, Methodist Hospitals Inc., Series 2001, 5.500%, 9/15/31

       2,500   Indiana Health Facility Financing Authority, Hospital Revenue            No Opt. Call           AAA        2,861,300
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

       4,000   Indiana Transportation Finance Authority, Highway Revenue Bonds,       6/13 at 100.00           AAA        4,194,240
                 Series 2003A, 5.000%, 6/01/23 - FSA Insured

       6,000   Indiana Transportation Finance Authority, Highway Revenue Bonds,       6/13 at 100.00           AAA        6,419,700
                 Series 2003A, 5.000%, 6/01/24 (Pre-refunded 6/01/13) - FSA
                 Insured

       6,100   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,          2/09 at 102.00           BBB        6,338,937
                 Madison Center Inc., Series 1999, 5.800%, 2/15/24
------------------------------------------------------------------------------------------------------------------------------------
      20,600   Total Indiana                                                                                             21,842,097
------------------------------------------------------------------------------------------------------------------------------------

               IOWA - 0.2% (0.2% OF TOTAL INVESTMENTS)

       1,000   Iowa Higher Education Loan Authority, Private College Facility        10/12 at 100.00         A (4)        1,083,800
                 Revenue Bonds, Wartburg College, Series 2002, 5.500%, 10/01/28
                 (Pre-refunded 10/01/12) - ACA Insured
------------------------------------------------------------------------------------------------------------------------------------

               KANSAS - 3.9% (2.6% OF TOTAL INVESTMENTS)

      17,000   Wichita, Kansas, Hospital Facilities Revenue Refunding and            11/11 at 101.00            A+       18,074,570
                 Improvement Bonds, Via Christi Health System Inc., Series
                 2001-III, 5.625%, 11/15/31
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 5.1% (3.4% OF TOTAL INVESTMENTS)

       3,960   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series          5/16 at 100.00           AAA        3,895,610
                 2006, 4.500%, 5/01/41 - FGIC Insured (UB)

      18,825   Tobacco Settlement Financing Corporation, Louisiana, Tobacco           5/11 at 101.00           BBB       20,104,158
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
      22,785   Total Louisiana                                                                                           23,999,768
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 4.0% (2.7% OF TOTAL INVESTMENTS)

       2,875   Massachusetts Port Authority, Special Facilities Revenue Bonds,        7/07 at 102.00           AAA        2,940,493
                 BOSFUEL Corporation, Series 1997, 5.750%, 7/01/39 - MBIA
                 Insured (Alternative Minimum Tax)

      15,585   Massachusetts Turnpike Authority, Metropolitan Highway System          7/07 at 102.00           AAA       15,818,307
                 Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - MBIA
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
      18,460   Total Massachusetts                                                                                       18,758,800
------------------------------------------------------------------------------------------------------------------------------------

               MICHIGAN - 14.1% (9.4% OF TOTAL INVESTMENTS)

               Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,
               Series 2001A:
      20,000     5.500%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 101.00           AAA       21,569,799
      15,390     5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00           AAA       16,293,855
      14,610     5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00           AAA       15,491,275

       4,000   Michigan Municipal Bond Authority, Public School Academy Revenue      10/09 at 102.00           Ba1        4,237,880
                 Bonds, Detroit Academy of Arts and Sciences Charter School,
                 Series 2001A, 8.000%, 10/01/31

       2,000   Michigan State Hospital Finance Authority, Hospital Revenue            8/08 at 101.00           BB-        2,004,560
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.125%, 8/15/18

               Michigan State Hospital Finance Authority, Revenue Refunding
               Bonds, Detroit Medical Center Obligated Group, Series 1993A:
       2,000     6.250%, 8/15/13                                                      8/07 at 100.00           BB-        2,001,280
       4,000     6.500%, 8/15/18                                                      8/07 at 100.00           BB-        4,003,040
------------------------------------------------------------------------------------------------------------------------------------
      62,000   Total Michigan                                                                                            65,601,689
------------------------------------------------------------------------------------------------------------------------------------


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 3.2% (2.1% OF TOTAL INVESTMENTS)

$     14,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,      1/11 at 100.00           AAA    $  14,744,800
                 Airport Revenue Bonds, Series 2001A, 5.250%, 1/01/32
                 (Pre-refunded 1/01/11) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 4.8% (3.2% OF TOTAL INVESTMENTS)

      21,000   Missouri Health and Educational Facilities Authority, Revenue          6/11 at 101.00           AAA       22,383,479
                 Bonds, SSM Healthcare System, Series 2001A, 5.250%, 6/01/28
                 (Pre-refunded 6/01/11) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               MONTANA - 0.6% (0.4% OF TOTAL INVESTMENTS)

       2,600   Montana Board of Housing, Single Family Program Bonds, Series         12/10 at 100.00           AA+        2,638,324
                 2001A-2, 5.700%, 6/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               NEVADA - 7.4% (4.9% OF TOTAL INVESTMENTS)

      12,275   Director of Nevada State Department of Business and Industry,          1/10 at 100.00           AAA       12,666,204
                 Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                 2000, 5.375%, 1/01/40 - AMBAC Insured

       3,500   Director of Nevada State Department of Business and Industry,          1/10 at 102.00           N/R        3,678,220
                 Revenue Bonds, Las Vegas Monorail Project, Second Tier,
                 Series 2000, 7.375%, 1/01/40

       2,330   Henderson, Nevada, Healthcare Facility Revenue Bonds, Catholic         7/08 at 101.00         A (4)        2,393,842
                 Healthcare West, Series 1998A, 5.250%, 7/01/18 (Pre-refunded
                 7/01/08)

       8,000   Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds,        7/17 at 100.00             A        8,404,800
                 Catholic Healthcare West, Series 2007B, 5.250%, 7/01/31 (UB)

       7,000   Reno, Nevada, Health Facilities Revenue Bonds, Catholic                7/17 at 100.00             A        7,383,250
                 Healthcare West, Series 2007A, 5.250%, 7/01/31 (UB)
------------------------------------------------------------------------------------------------------------------------------------
      33,105   Total Nevada                                                                                              34,526,316
------------------------------------------------------------------------------------------------------------------------------------

               NEW HAMPSHIRE - 2.1% (1.4% OF TOTAL INVESTMENTS)

       8,000   New Hampshire Business Finance Authority, Pollution Control           10/08 at 102.00          Baa1        8,300,720
                 Remarketed Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1992A, 5.850%, 12/01/22

       1,285   New Hampshire Housing Finance Authority, Single Family Mortgage        5/11 at 100.00           Aa2        1,302,322
                 Acquisition Bonds, Series 2001A, 5.700%, 1/01/31 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,285   Total New Hampshire                                                                                        9,603,042
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 2.4% (1.6% OF TOTAL INVESTMENTS)

       3,995   New Jersey Economic Development Authority, Special Facilities         11/10 at 101.00             B        4,263,664
                 Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%,
                 11/15/30 (Alternative Minimum Tax)

         415   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/12 at 100.00           AAA          443,677
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
                 (Pre-refunded 6/01/12)

               Tobacco Settlement Financing Corporation, New Jersey, Tobacco
               Settlement Asset-Backed Bonds, Series 2003:
       2,200     6.375%, 6/01/32 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA        2,501,950
         425     6.750%, 6/01/39 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA          494,165
       3,085     6.250%, 6/01/43 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA        3,503,789
------------------------------------------------------------------------------------------------------------------------------------
      10,120   Total New Jersey                                                                                          11,207,245
------------------------------------------------------------------------------------------------------------------------------------

               NEW MEXICO - 5.3% (3.5% OF TOTAL INVESTMENTS)

               New Mexico Hospital Equipment Loan Council, Hospital Revenue
               Bonds, Presbyterian Healthcare Services, Series 2001A:
      12,000     5.500%, 8/01/25 (Pre-refunded 8/01/11)                               8/11 at 101.00       AA- (4)       12,907,920
      10,800     5.500%, 8/01/30 (Pre-refunded 8/01/11)                               8/11 at 101.00       AA- (4)       11,617,128
------------------------------------------------------------------------------------------------------------------------------------
      22,800   Total New Mexico                                                                                          24,525,048
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEW YORK - 9.6% (6.4% OF TOTAL INVESTMENTS)

$      1,300   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00          Baa1    $   1,395,329
                 Mount Sinai NYU Health Obligated Group, Series 2000A, 6.625%,
                 7/01/19

       3,600   Dormitory Authority of the State of New York, Revenue Bonds, Mount     7/10 at 101.00      Baa1 (4)        3,947,976
                 Sinai NYU Health Obligated Group, Series 2000A, 6.625%, 7/01/19
                 (Pre-refunded 7/01/10)

       1,980   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        1,952,775
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured

       6,000   Long Island Power Authority, New York, Electric System General         5/11 at 100.00        A- (4)        6,391,860
                 Revenue Bonds, Series 2001L, 5.375%, 5/01/33 (Pre-refunded
                 5/01/11)

      12,800   Metropolitan Transportation Authority, New York, Transportation       11/16 at 100.00           AAA       12,834,304
                 Revenue Bonds, Series 2006B, 4.500%, 11/15/32 - FSA Insured (UB)

       5,000   New York City Industrial Development Agency, New York, Special         8/12 at 101.00             B        5,901,100
                 Facilities Revenue Bonds, JFK Airport - American Airlines Inc.,
                 Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)

      12,000   New York City Municipal Water Finance Authority, New York, Water       6/11 at 101.00           AA+       12,568,080
                 and Sewerage System Revenue Bonds, Fiscal Series 2001C, 5.125%,
                 6/15/33
------------------------------------------------------------------------------------------------------------------------------------
      42,680   Total New York                                                                                            44,991,424
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 1.7% (1.1% OF TOTAL INVESTMENTS)

       2,950   North Carolina Capital Facilities Financing Agency, Revenue Bonds,     4/13 at 100.00           AAA        3,065,404
                 Johnson and Wales University, Series 2003A, 5.000%, 4/01/33 -
                 XLCA Insured

       4,500   North Carolina Eastern Municipal Power Agency, Power System            1/09 at 102.00           BBB        4,698,360
                 Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
       7,450   Total North Carolina                                                                                       7,763,764
------------------------------------------------------------------------------------------------------------------------------------

               NORTH DAKOTA - 0.5% (0.3% OF TOTAL INVESTMENTS)

       2,165   North Dakota Housing Finance Agency, Home Mortgage Finance             7/10 at 100.00           Aa1        2,236,597
                 Program Refunding Bonds, Series 2001A, 5.550%, 1/01/32
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 0.4% (0.3% OF TOTAL INVESTMENTS)

       1,845   Columbus City School District, Franklin County, Ohio, General          6/13 at 100.00           AAA        1,973,025
                 Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded
                 6/01/13) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 0.8% (0.5% OF TOTAL INVESTMENTS)

               Oklahoma Development Finance Authority, Revenue Refunding Bonds,
               Hillcrest Healthcare System, Series 1999A:
       2,655     5.125%, 8/15/10 (Pre-refunded 8/15/09)                               8/09 at 101.00           AAA        2,763,457
       1,000     5.200%, 8/15/11 (Pre-refunded 8/15/09)                               8/09 at 101.00           AAA        1,042,480
------------------------------------------------------------------------------------------------------------------------------------
       3,655   Total Oklahoma                                                                                             3,805,937
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 3.8% (2.5% OF TOTAL INVESTMENTS)

       8,000   Clackamas County Hospital Facility Authority, Oregon, Revenue          5/11 at 101.00           AA-        8,378,800
                 Refunding Bonds, Legacy Health System, Series 2001, 5.250%,
                 5/01/21

       9,000   Oregon Department of Administrative Services, Certificates of          5/11 at 101.00           AAA        9,332,100
                 Participation, Series 2001D, 5.000%, 5/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      17,000   Total Oregon                                                                                              17,710,900
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 3.5% (2.3% OF TOTAL INVESTMENTS)

       5,000   Allegheny County Hospital Development Authority, Pennsylvania,        11/10 at 102.00           Ba3        5,904,000
                 Revenue Bonds, West Penn Allegheny Health System, Series 2000B,
                 9.250%, 11/15/30

       1,605   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call          BBB-        1,668,381
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

       8,000   Pennsylvania Higher Educational Facilities Authority, Revenue          1/11 at 101.00           Aa3        8,637,840
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31
------------------------------------------------------------------------------------------------------------------------------------
      14,605   Total Pennsylvania                                                                                        16,210,221
------------------------------------------------------------------------------------------------------------------------------------


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TEXAS - 24.9% (16.6% OF TOTAL INVESTMENTS)

$      7,500   Austin, Texas, Electric Utility System Revenue Refunding Bonds,       11/10 at 100.00           AAA    $   7,740,225
                 Series 2001, 5.000%, 11/15/30 - FSA Insured

               Dallas-Fort Worth International Airport Public Facility
               Corporation, Texas, Airport Hotel Revenue Bonds, Series 2001:
      15,000     5.250%, 1/15/26 - FSA Insured                                        1/09 at 100.00           AAA       15,303,150
       1,750     5.200%, 1/15/31 - FSA Insured                                        1/09 at 100.00           AAA        1,783,250

       6,000   Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional        9/14 at 100.00           N/R        6,613,800
                 Health System, Series 2004A, 7.125%, 9/01/34

      10,000   Gulf Coast Industrial Development Authority, Texas, Solid Waste        4/12 at 100.00          Baa3       11,420,700
                 Disposal Revenue Bonds, Citgo Petroleum Corporation Project,
                 Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

       3,000   Harris County Health Facilities Development Corporation, Texas,        7/09 at 101.00           AAA        3,127,860
                 Revenue Bonds, Christus Health, Series 1999A, 5.375%, 7/01/24
                 (Pre-refunded 7/01/09) - MBIA Insured

      30,980   Harris County-Houston Sports Authority, Texas, Junior Lien Revenue    11/11 at 100.00           AAA       32,586,312
                 Refunding Bonds, Series 2001B, 5.250%, 11/15/40 - MBIA Insured

      40,000   Harris County-Houston Sports Authority, Texas, Senior Lien             11/30 at 54.04           AAA        7,274,400
                 Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/40 -
                 MBIA Insured

               Hays Consolidated Independent School District, Hays County,
               Texas, General Obligation School Building Bonds, Series 2001:
      10,715     0.000%, 8/15/25 (Pre-refunded 8/15/11)                                8/11 at 43.18           AAA        3,927,905
      12,940     0.000%, 8/15/26 (Pre-refunded 8/15/11)                                8/11 at 40.60           AAA        4,460,806

               Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
               Convention and Entertainment Project, Series 2001B:
       5,000     0.000%, 9/01/30 - AMBAC Insured                                        No Opt. Call           AAA        1,794,350
       5,540     0.000%, 9/01/31 - AMBAC Insured                                        No Opt. Call           AAA        1,898,226

       5,000   Metro Health Facilities Development Corporation, Texas, Hospital       1/11 at 100.00            B1        5,185,600
                 Revenue Bonds, Wilson N. Jones Memorial Hospital, Series 2001,
                 7.250%, 1/01/31

      10,500   Texas, General Obligation Bonds, Water Financial Assistance            8/11 at 100.00           Aa1       11,012,085
                 Program, Series 2001, 5.250%, 8/01/35

       2,000   Tom Green County Health Facilities Development Corporation, Texas,     5/11 at 101.00          Baa3        2,163,160
                 Hospital Revenue Bonds, Shannon Health System Project,
                 Series 2001, 6.750%, 5/15/21
------------------------------------------------------------------------------------------------------------------------------------
     165,925   Total Texas                                                                                              116,291,829
------------------------------------------------------------------------------------------------------------------------------------

               VIRGINIA - 0.2% (0.2% OF TOTAL INVESTMENTS)

       5,000   Pocahontas Parkway Association, Virginia, Senior Lien Revenue           8/08 at 23.55           AAA        1,122,100
                 Bonds, Route 895 Connector Toll Road, Series 1998B, 0.000%,
                 8/15/33 (Pre-refunded 8/15/08)
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 5.1% (3.4% OF TOTAL INVESTMENTS)

               Seattle, Washington, Municipal Light and Power Revenue Refunding
               and Improvement Bonds, Series 2001:
       4,820     5.500%, 3/01/19 - FSA Insured                                        3/11 at 100.00           AAA        5,107,031
       7,250     5.125%, 3/01/26 - FSA Insured                                        3/11 at 100.00           AAA        7,537,028

       7,500   Washington State Healthcare Facilities Authority, Revenue Bonds,      10/11 at 100.00           AAA        7,854,375
                 Sisters of Providence Health System, Series 2001A, 5.250%,
                 10/01/21 - MBIA Insured

         965   Washington State Tobacco Settlement Authority, Tobacco Settlement      6/13 at 100.00           BBB        1,062,716
                 Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26

       2,100   Washington, Certificates of Participation, Washington Convention       7/09 at 100.00           AAA        2,161,278
                 and Trade Center, Series 1999, 5.125%, 7/01/13 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      22,635   Total Washington                                                                                          23,722,428
------------------------------------------------------------------------------------------------------------------------------------

               WEST VIRGINIA - 1.1% (0.8% OF TOTAL INVESTMENTS)

       5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,         10/11 at 100.00           BBB        5,260,550
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN - 0.7% (0.4% OF TOTAL INVESTMENTS)

$      1,000   Wisconsin Health and Educational Facilities Authority, Revenue         5/12 at 100.00       N/R (4)    $   1,147,020
                 Bonds, Divine Savior Healthcare, Series 2002A, 7.375%, 5/01/26
                 (Pre-refunded 5/01/12)

       2,100   Wisconsin Health and Educational Facilities Authority, Revenue         8/13 at 100.00            A-        2,148,552
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%,
                 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
       3,100   Total Wisconsin                                                                                            3,295,572
------------------------------------------------------------------------------------------------------------------------------------
$    756,685   Total Long-Term Investments (cost $642,887,561) - 149.4%                                                 697,760,341
============------------------------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS - 0.3% (0.2% OF TOTAL INVESTMENTS)

$      1,200   New York City Municipal Water Finance Authority, New York, Water                             VMIG-1        1,200,000
                 and Sewerage System Revenue Bonds, Variable Rate Demand
                 Obligations, Fiscal Series 1994C, 4.070%, 6/15/23 - FGIC
                 Insured (5)
============------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (cost $1,200,000)                                                             1,200,000
               ---------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $644,087,561) - 149.7%                                                           698,960,341
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (5.0)%                                                                       (23,365,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.8%                                                                      13,283,664
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (47.5)%                                                        (222,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 466,879,005
               =====================================================================================================================


 (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

 (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

 (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

 (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

 (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

 N/R    Not rated.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

(IF)    Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                Nuveen Dividend Advantage Municipal Fund 3 (NZF)

                Portfolio of
                        INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               ALABAMA - 1.0% (0.6% OF TOTAL INVESTMENTS)

$      5,655   Alabama State Port Authority, Revenue Bonds, State Docks              10/11 at 100.00           AAA    $   5,996,166
                 Department Facilities, Series 2001, 5.250%, 10/01/26
                 (Pre-refunded 10/01/11) - AMBAC Insured (Alternative Minimum
                 Tax)
------------------------------------------------------------------------------------------------------------------------------------

               ALASKA - 2.6% (1.7% OF TOTAL INVESTMENTS)

       4,000   Alaska Student Loan Corporation, Student Loan Revenue Bonds,           7/08 at 100.00           AAA        4,051,320
                 Series 1998A, 5.250%, 7/01/14 - AMBAC Insured (Alternative
                 Minimum Tax)

      12,500   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/14 at 100.00          Baa3       12,299,000
                 Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------
      16,500   Total Alaska                                                                                              16,350,320
------------------------------------------------------------------------------------------------------------------------------------

               ARKANSAS - 0.9% (0.6% OF TOTAL INVESTMENTS)

               Sebastian County Health Facilities Board, Arkansas, Hospital
               Revenue Improvement Bonds, Sparks Regional Medical Center,
               Series 2001A:
       1,805     5.500%, 11/01/13                                                    11/11 at 101.00          Baa2        1,892,561
       1,900     5.500%, 11/01/14                                                    11/11 at 101.00          Baa2        1,987,457
       1,745     5.250%, 11/01/21                                                    11/11 at 101.00          Baa2        1,779,621
------------------------------------------------------------------------------------------------------------------------------------
       5,450   Total Arkansas                                                                                             5,659,639
------------------------------------------------------------------------------------------------------------------------------------

               CALIFORNIA - 12.0% (7.8% OF TOTAL INVESTMENTS)

               California Health Facilities Financing Authority, Health Facility
               Revenue Bonds, Adventist Health System/West, Series 2003A:
         855     5.000%, 3/01/28                                                      3/13 at 100.00             A          873,596
         140     5.000%, 3/01/33                                                      3/13 at 100.00             A          142,614

       1,000   California Health Facilities Financing Authority, Revenue Bonds,      11/16 at 100.00           AA-        1,034,110
                 Sutter Health, Series 2007A, 5.000%, 11/15/42 (WI/DD, Settling
                 5/01/07)

      10,000   California Infrastructure Economic Development Bank, First Lien        1/28 at 100.00           AAA       11,208,600
                 Revenue Bonds, San Francisco Bay Area Toll Bridge, Series
                 2003A, 5.000%, 7/01/33 (Pre-refunded 1/01/28) - AMBAC Insured
                 (UB)

       5,000   California Infrastructure Economic Development Bank, Revenue           8/11 at 102.00            A+        5,289,550
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A, 5.550%,
                 8/01/31

      18,850   California, General Obligation Veterans Welfare Bonds, Series          6/07 at 101.00           AAA       18,956,126
                 2001BZ, 5.350%, 12/01/21 - MBIA Insured (Alternative Minimum
                 Tax)

         365   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB          366,124
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.125%, 6/01/47

               Los Angeles Regional Airports Improvement Corporation, California,
               Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles
               International Airport, Series 2001:
      13,955     5.750%, 1/01/16 - AMBAC Insured (Alternative Minimum Tax)            1/12 at 100.00           AAA       14,951,108
       5,000     5.375%, 1/01/21 - AMBAC Insured (Alternative Minimum Tax)            1/12 at 100.00           AAA        5,224,450
       1,500     5.250%, 1/01/23 - AMBAC Insured (Alternative Minimum Tax)            1/12 at 100.00           AAA        1,555,755
      10,000     5.500%, 1/01/32 - AMBAC Insured (Alternative Minimum Tax)            1/12 at 100.00           AAA       10,519,400

      10,000   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        2,969,800
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/35 - MBIA Insured

       3,000   San Mateo County Community College District, California, General         No Opt. Call           AAA        1,071,720
                 Obligation Bonds, Series 2006C, 0.000%, 9/01/30 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      79,665   Total California                                                                                          74,162,953
------------------------------------------------------------------------------------------------------------------------------------

               COLORADO - 6.3% (4.1% OF TOTAL INVESTMENTS)

       2,250   Canterberry Crossing Metropolitan District II, Parker, Colorado,      12/12 at 100.00           N/R        2,448,698
                 Limited Tax General Obligation Bonds, Series 2002, 7.375%,
                 12/01/32



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO (continued)

$      1,605   Colorado Educational and Cultural Facilities Authority, Charter        3/12 at 100.00           N/R    $   1,750,590
                 School Revenue Bonds, Belle Creek Education Center, Series
                 2002A, 7.625%, 3/15/32

       3,240   Colorado Educational and Cultural Facilities Authority, Charter        3/10 at 102.00       N/R (4)        3,601,292
                 School Revenue Bonds, Montessori Peaks Building Foundation,
                 Series 2002A, 8.000%, 5/01/32 (Pre-refunded 3/01/10)

       1,775   Colorado Educational and Cultural Facilities Authority, Charter        6/11 at 100.00       Ba1 (4)        2,000,461
                 School Revenue Bonds, Weld County School District 6 - Frontier
                 Academy, Series 2001, 7.375%, 6/01/31 (Pre-refunded 6/01/11)

       3,560   Colorado Educational and Cultural Facilities Authority, Revenue        5/16 at 102.00           N/R        3,541,168
                 Bonds, Montessori Peaks Academy, Series 2006, 5.400%, 5/01/26

       3,380   Colorado Housing Finance Authority, Multifamily Project Bonds,        10/11 at 100.00           AAA        3,488,667
                 Class I, Series 2001A-1, 5.500%, 4/01/31 (Alternative Minimum
                 Tax)

      10,100   Colorado Springs, Colorado, Utility System Revenue Refunding and      11/07 at 100.00            AA       10,175,144
                 Improvement Bonds, Series 1997A, 5.375%, 11/15/26

               Denver City and County, Colorado, Airport Revenue Bonds, Series
               2006:
       5,365     5.000%, 11/15/23 - FGIC Insured (UB)                                11/16 at 100.00           AAA        5,723,382
       1,100     6.601%, 11/15/24 - FGIC Insured (IF)                                11/16 at 100.00           AAA        1,312,377
       1,445     6.601%, 11/15/25 - FGIC Insured (IF)                                11/16 at 100.00           AAA        1,723,986

       2,000   Denver City and County, Colorado, Airport System Revenue              11/11 at 100.00           AAA        2,119,600
                 Refunding Bonds, Series 2001A, 5.500%, 11/15/16 - FGIC Insured
                 (Alternative Minimum Tax)

       1,000   Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment       6/14 at 101.00           N/R        1,112,320
                 Revenue Bonds, Series 2003, 8.000%, 12/01/25
------------------------------------------------------------------------------------------------------------------------------------
      36,820   Total Colorado                                                                                            38,997,685
------------------------------------------------------------------------------------------------------------------------------------

               DELAWARE - 0.4% (0.3% OF TOTAL INVESTMENTS)

       2,560   Delaware Housing Authority, Multifamily Mortgage Revenue Bonds,        7/12 at 100.00           Aa3        2,635,776
                 Series 2001A, 5.400%, 7/01/24
------------------------------------------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 1.7% (1.1% OF TOTAL INVESTMENTS)

       6,000   District of Columbia, Revenue Bonds, Catholic University of           10/09 at 101.00           AAA        6,291,180
                 America, Series 1999, 5.625%, 10/01/29 - AMBAC Insured

       1,000   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           Aaa          980,580
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 5.498%, 10/01/30 - AMBAC Insured (IF)

       3,335   Washington DC Convention Center Authority, Dedicated Tax Revenue      10/16 at 100.00           Aaa        3,270,234
                 Bonds, Residual Series 1730, 1731, 1736, 7.230%, 10/01/30
                 (WI/DD, Settling 5/03/07) - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
      10,335   Total District of Columbia                                                                                10,541,994
------------------------------------------------------------------------------------------------------------------------------------

               FLORIDA - 2.0% (1.3% OF TOTAL INVESTMENTS)

       2,000   Dade County, Florida, Water and Sewerage System Revenue Bonds,        10/07 at 102.00           AAA        2,052,760
                 Series 1997, 5.375%, 10/01/16 - FGIC Insured

               Orange County Housing Finance Authority, Florida, Multifamily
               Housing Revenue Bonds, Oak Glen Apartments, Series 2001G:
       1,105     5.400%, 12/01/32 - FSA Insured                                      12/11 at 100.00           AAA        1,137,034
       2,195     5.450%, 12/01/41 - FSA Insured                                      12/11 at 100.00           AAA        2,253,453

       4,175   Pace Property Finance Authority Inc., Florida, Utility System          9/07 at 102.00           AAA        4,278,081
                 Improvement and Revenue Refunding Bonds, Series 1997, 5.250%,
                 9/01/17 - AMBAC Insured

       2,455   South Miami Florida Health Facilities Authority, Hospital Revenue,     8/17 at 100.00           AA-        2,521,432
                 Baptist Health System Obligation Group, Series 2007, 5.000%,
                 8/15/42 (WI/DD, Settling 5/16/07)
------------------------------------------------------------------------------------------------------------------------------------
      11,930   Total Florida                                                                                             12,242,760
------------------------------------------------------------------------------------------------------------------------------------

               GEORGIA - 2.3% (1.6% OF TOTAL INVESTMENTS)

       5,000   Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B,         1/10 at 101.00           AAA        5,234,850
                 5.625%, 1/01/30 - FGIC Insured (Alternative Minimum Tax)

       2,700   Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project,     12/11 at 101.00           N/R        2,990,655
                 Series 2001, 7.900%, 12/01/24

       2,000   Fulton County Residential Care Facilities Authority, Georgia,          7/17 at 100.00           N/R        2,022,780
                 Revenue Bonds, Elderly Care, Lenbrook Square Project, Series
                 2006A, 5.125%, 7/01/42

       3,740   Gainesville and Hall County Hospital Authority, Georgia, Revenue       5/11 at 100.00            A-        3,880,923
                 Anticipation Certificates, Northeast Georgia Health Services
                 Inc., Series 2001, 5.500%, 5/15/31


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               GEORGIA (continued)

$        500   Gainesville Redevelopment Authority, Georgia, Educational              3/17 at 100.00           N/R    $     511,605
                 Facilities Revenue Bonds, Riverside Military Academy Project,
                 Series 2007, 5.125%, 3/01/37
------------------------------------------------------------------------------------------------------------------------------------
      13,940   Total Georgia                                                                                             14,640,813
------------------------------------------------------------------------------------------------------------------------------------

               ILLINOIS - 19.9% (13.0% OF TOTAL INVESTMENTS)

      16,000   Chicago Greater Metropolitan Area Sanitary District, Illinois,        12/16 at 100.00           AAA       17,523,360
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/35 (UB)

         285   Chicago, Illinois, General Obligation Refunding Bonds, Series          7/07 at 101.00           AAA          287,157
                 1996B, 5.125%, 1/01/25 - FGIC Insured

       8,375   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A,        1/11 at 101.00           AAA        8,832,108
                 5.500%, 1/01/19 - FSA Insured (Alternative Minimum Tax)

       1,750   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%,       7/08 at 102.00           AAA        1,807,453
                 1/01/28 - FGIC Insured

       5,800   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1999, 5.375%,       1/09 at 101.00           AAA        6,014,426
                 1/01/30 (Pre-refunded 1/01/09) - FGIC Insured

       4,950   Chicago, Illinois, Second Lien Passenger Facility Charge Revenue       1/11 at 101.00           AAA        5,179,284
                 Bonds, O'Hare International Airport, Series 2001A, 5.375%,
                 1/01/32 - AMBAC Insured (Alternative Minimum Tax)

       8,610   Chicago, Illinois, Second Lien Wastewater Transmission Revenue         1/11 at 100.00           AAA        9,141,323
                 Bonds, Series 2001A, 5.500%, 1/01/26 (Pre-refunded 1/01/11) -
                 AMBAC Insured

       2,220   Chicago, Illinois, Second Lien Wastewater Transmission Revenue           No Opt. Call           AAA        2,476,432
                 Bonds, Series 2001A, 5.500%, 1/01/16 - MBIA Insured

      10,000   Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001,      11/11 at 100.00           AAA       10,541,000
                 5.000%, 11/01/26 (Pre-refunded 11/01/11) - AMBAC Insured

       1,665   Chicago, Illinois, Third Lien General Airport Revenue Bonds,           1/16 at 100.00           AAA        1,751,580
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

       2,415   Illinois Finance Authority, General Obligation Debt Certificates,     12/14 at 100.00           Aaa        2,543,333
                 Local Government Program - Kankakee County, Series 2005B,
                 5.000%, 12/01/24 - AMBAC Insured

       1,100   Illinois Health Facilities Authority, Revenue Bonds, Condell           5/10 at 101.00          Baa2        1,175,515
                 Medical Center, Series 2000, 6.500%, 5/15/30

       9,000   Illinois Health Facilities Authority, Revenue Bonds, Covenant         12/11 at 101.00           BBB        9,479,340
                 Retirement Communities Inc., Series 2001, 5.875%, 12/01/31

      15,000   Illinois Health Facilities Authority, Revenue Bonds, Loyola            7/11 at 100.00      Baa2 (4)       16,305,000
                 University Health System, Series 2001A, 6.125%, 7/01/31
                 (Pre-refunded 7/01/11)

       5,000   Lake County School District 38, Big Hallow, Illinois, General            No Opt. Call           Aaa        2,657,700
                 Obligation Bonds, Series 2005, 0.000%, 2/01/22 - AMBAC Insured

       7,000   Lombard Public Facilities Corporation, Illinois, First Tier            1/16 at 100.00           N/R        7,549,080
                 Conference Center and Hotel Revenue Bonds, Series 2005A-1,
                 7.125%, 1/01/36

      16,900   Metropolitan Pier and Exposition Authority, Illinois, Revenue         12/09 at 101.00           AAA       17,572,958
                 Bonds, McCormick Place Expansion Project, Series 1999A,
                 5.250%, 12/15/28 - FGIC Insured

       2,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call           AAA        2,364,120
                 Refunding Bonds, McCormick Place Expansion Project, Series
                 1998A, 5.500%, 6/15/29 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
     118,070   Total Illinois                                                                                           123,201,169
------------------------------------------------------------------------------------------------------------------------------------

               INDIANA - 5.2% (3.4% OF TOTAL INVESTMENTS)

               Clark-Pleasant Community School Building Corporation, Indiana,
               First Mortgage Bonds, Series 2001:
       1,255     5.000%, 7/15/21 (Pre-refunded 1/15/12) - AMBAC Insured               1/12 at 100.00           AAA        1,326,786
       1,000     5.000%, 1/15/26 (Pre-refunded 1/15/12) - AMBAC Insured               1/12 at 100.00           AAA        1,057,200

               Evansville Vanderburgh Public Library Lease Corporation, Indiana,
               First Mortgage Bonds, Series 2001:
       2,000     5.750%, 7/15/18 (Pre-refunded 1/15/12) - MBIA Insured                1/12 at 100.00           AAA        2,178,700
       2,750     5.125%, 1/15/24 (Pre-refunded 1/15/12) - MBIA Insured                1/12 at 100.00           AAA        2,922,040

       1,250   Hamilton Southeastern Cumberland Campus School Building                1/12 at 100.00           AAA        1,328,200
                 Corporation, Indiana, First Mortgage Bonds, Series 2001,
                 5.125%, 1/15/23 (Pre-refunded 1/15/12) - AMBAC Insured

       9,500   Indiana Educational Facilities Authority, Revenue Bonds, Butler        2/11 at 100.00           AAA       10,015,090
                 University, Series 2001, 5.500%, 2/01/26 - MBIA Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               INDIANA (continued)

$      4,230   Indiana Finance Authority, Educational Facilities Revenue Bonds,       6/15 at 100.00           Aa3    $   4,422,930
                 Tudor Park Foundation, Series 2005B, 5.000%, 6/01/24

       2,800   Indiana Health Facility Financing Authority, Revenue Bonds,            5/15 at 100.00           AAA        2,928,632
                 Community Hospitals of Indiana, Series 2005A, 5.000%,
                 5/01/35 - AMBAC Insured

       3,500   University of Southern Indiana, Student Fee Bonds, Series 2001H,      10/11 at 100.00           Aaa        3,667,090
                 5.000%, 10/01/21 - AMBAC Insured

               Wayne County Jail Holding Corporation, Indiana, First Mortgage
               Bonds, Series 2001:
       1,150     5.625%, 7/15/18 - AMBAC Insured                                      1/13 at 101.00           AAA        1,262,585
       1,090     5.500%, 7/15/22 - AMBAC Insured                                      1/13 at 101.00           AAA        1,185,408
------------------------------------------------------------------------------------------------------------------------------------
      30,525   Total Indiana                                                                                             32,294,661
------------------------------------------------------------------------------------------------------------------------------------

               IOWA - 5.8% (3.8% OF TOTAL INVESTMENTS)

       2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Great River          5/11 at 100.00           Aaa        2,074,640
                 Medical Center, Series 2001, 5.250%, 5/15/31 - FSA Insured

               Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
               Revenue Bonds, Series 2001B:
      28,000     5.300%, 6/01/25 (Pre-refunded 6/01/11)                               6/11 at 101.00           AAA       29,656,479
       3,950     5.600%, 6/01/35 (Pre-refunded 6/01/11)                               6/11 at 101.00           AAA        4,262,169
------------------------------------------------------------------------------------------------------------------------------------
      33,950   Total Iowa                                                                                                35,993,288
------------------------------------------------------------------------------------------------------------------------------------

               KENTUCKY - 3.1% (2.1% OF TOTAL INVESTMENTS)

      18,500   Louisville and Jefferson County Metropolitan Sewer District,          11/11 at 101.00           AAA       19,510,654
                 Kentucky, Sewer and Drainage System Revenue Bonds, Series 2001A,
                 5.125%, 5/15/27 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               LOUISIANA - 3.4% (2.2% OF TOTAL INVESTMENTS)

      19,890   Tobacco Settlement Financing Corporation, Louisiana, Tobacco           5/11 at 101.00           BBB       21,241,525
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------

               MAINE - 1.0% (0.7% OF TOTAL INVESTMENTS)

               Maine State Housing Authority, Single Family Mortgage Purchase
               Bonds, Series 2001B:
       4,610     5.400%, 11/15/21 (Alternative Minimum Tax)                          11/10 at 100.00           AA+        4,723,129
       1,690     5.500%, 11/15/32 (Alternative Minimum Tax)                          11/10 at 100.00           AA+        1,705,835
------------------------------------------------------------------------------------------------------------------------------------
       6,300   Total Maine                                                                                                6,428,964
------------------------------------------------------------------------------------------------------------------------------------

               MARYLAND - 2.5% (1.7% OF TOTAL INVESTMENTS)

       1,000   Howard County, Maryland, Retirement Community Revenue Bonds,           4/17 at 100.00           N/R        1,024,830
                 Vantage House, Series 2007B, 5.250%, 4/01/37

       1,570   Maryland Community Development Administration, Insured                 7/11 at 100.00           Aa2        1,607,916
                 Multifamily Housing Mortgage Loan Revenue Bonds, Series 2001B,
                 5.250%, 7/01/21 (Alternative Minimum Tax)

       2,000   Maryland Economic Development Corporation, Revenue Bonds,             12/16 at 100.00           N/R        2,025,000
                 Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
                 12/01/31

      10,600   Maryland Energy Financing Administration, Revenue Bonds, AES           9/07 at 100.00           N/R       10,589,082
                 Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative
                 Minimum Tax)

         555   Maryland Health and Higher Educational Facilities Authority,           7/17 at 100.00          BBB+          557,187
                 Revenue Bonds, Mercy Ridge Retirement Community, Series 2007,
                 4.750%, 7/01/34
------------------------------------------------------------------------------------------------------------------------------------
      15,725   Total Maryland                                                                                            15,804,015
------------------------------------------------------------------------------------------------------------------------------------

               MASSACHUSETTS - 1.2% (0.8% OF TOTAL INVESTMENTS)

       1,000   Massachusetts Development Finance Agency, Revenue Bonds, Orchard      10/12 at 102.00          BBB-        1,030,310
                 Cove, Series 2007, 5.250%, 10/01/26 (WI/DD, Settling 5/01/07)

       5,000   Massachusetts Port Authority, Special Facilities Revenue Bonds,        1/11 at 101.00           AAA        5,285,150
                 Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/18 - AMBAC
                 Insured (Alternative Minimum Tax)

       1,000   Massachusetts Water Resources Authority, General Revenue Bonds,        2/17 at 100.00           Aaa          951,990
                 Series 2007, Residual Trust 7039, 5.247%, 8/01/46 - FSA
                 Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
       7,000   Total Massachusetts                                                                                        7,267,450
------------------------------------------------------------------------------------------------------------------------------------


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 9.2% (6.0% OF TOTAL INVESTMENTS)

$     15,000   Detroit City School District, Wayne County, Michigan, Unlimited          No Opt. Call           AAA    $  18,678,600
                 Tax School Building and Site Improvement Bonds, Series 2001A,
                 6.000%, 5/01/29 - FSA Insured

      11,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum     7/11 at 101.00        AA (4)       11,838,640
                 Health, Series 2001A, 5.500%, 1/15/31 (Pre-refunded 7/15/11)

       1,235   Michigan State Building Authority, Revenue Bonds, Facilities          10/11 at 100.00           AA-        1,322,166
                 10/15/18 Program, Series 2001I, 5.500%,

       1,355   Michigan State Hospital Finance Authority, Hospital Revenue Bonds,     8/08 at 101.00           BB-        1,359,377
                 Detroit Medical Center Obligated Group, Series 1998A, 5.250%,
                 8/15/23

       3,485   Michigan State Hospital Finance Authority, Hospital Revenue              No Opt. Call           AAA        3,688,733
                 Refunding Bonds, Sisters of Mercy Health Corporation, Series
                 1993P, 5.375%, 8/15/14 - MBIA Insured (ETM)

               Michigan State Hospital Finance Authority, Hospital Revenue
               Refunding Bonds, Sparrow Obligated Group, Series 2001:
       1,400     5.500%, 11/15/21 (Pre-refunded 11/15/11)                            11/11 at 101.00        A+ (4)        1,513,540
       2,500     5.625%, 11/15/31 (Pre-refunded 11/15/11)                            11/11 at 101.00        A+ (4)        2,715,700

      12,640   Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue      11/11 at 100.00           AAA       13,175,430
                 Bonds, William Beaumont Hospital, Series 2001M, 5.250%, 11/15/31
                 - MBIA Insured

       2,395   Ypsilanti Community Utilities Authority, Washtenaw County,             5/11 at 100.00           AAA        2,526,438
                 Michigan, General Obligation Bonds, Sanitary Sewerage System 3,
                 Series 2001, 5.100%, 5/01/31 (Pre-refunded 5/01/11) - FGIC
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
      51,010   Total Michigan                                                                                            56,818,624
------------------------------------------------------------------------------------------------------------------------------------

               MINNESOTA - 0.6% (0.4% OF TOTAL INVESTMENTS)

       2,320   Dakota County Community Development Agency, Minnesota, GNMA           10/11 at 105.00           Aaa        2,463,144
                 Collateralized Multifamily Housing Revenue Bonds, Rose
                 Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative
                 Minimum Tax)

       1,000   Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions     8/16 at 100.00           N/R        1,013,610
                 Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
------------------------------------------------------------------------------------------------------------------------------------
       3,320   Total Minnesota                                                                                            3,476,754
------------------------------------------------------------------------------------------------------------------------------------

               MISSISSIPPI - 0.4% (0.2% OF TOTAL INVESTMENTS)

       2,155   Mississippi Business Finance Corporation, GNMA Collateralized          5/09 at 103.00           AAA        2,242,040
                 Retirement Facility Mortgage Revenue Refunding Bonds, Aldersgate
                 Retirement Community Inc. Project, Series 1999A, 5.450%, 5/20/34
------------------------------------------------------------------------------------------------------------------------------------

               MISSOURI - 2.6% (1.7% OF TOTAL INVESTMENTS)

       1,000   Cape Girardeau County Industrial Development Authority, Missouri,      6/17 at 100.00           N/R        1,017,800
                 Health Facilities Revenue Bonds, Southeast Missouri Hospital
                 Association, Series 2007, 5.000%, 6/01/36

       1,825   Fenton, Missouri, Tax Increment Refunding and Improvement Revenue     10/12 at 100.00       N/R (4)        2,038,087
                 Bonds, Gravois Bluffs Redevelopment Project, Series 2002,
                 6.125%, 10/01/21 (Pre-refunded 10/01/12)

               Missouri Development Finance Board, Cultural Facilities Revenue
               Bonds, Nelson Gallery Foundation, Series 2001A:
       3,335     5.250%, 12/01/19 - MBIA Insured                                     12/11 at 100.00           AAA        3,540,269
       3,510     5.250%, 12/01/20 - MBIA Insured                                     12/11 at 100.00           AAA        3,726,041
       3,695     5.250%, 12/01/21 - MBIA Insured                                     12/11 at 100.00           AAA        3,922,427
       2,040     5.250%, 12/01/22 - MBIA Insured                                     12/11 at 100.00           AAA        2,154,566
------------------------------------------------------------------------------------------------------------------------------------
      15,405   Total Missouri                                                                                            16,399,190
------------------------------------------------------------------------------------------------------------------------------------

               MONTANA - 0.8% (0.5% OF TOTAL INVESTMENTS)

       5,000   Montana Board of Investments, Exempt Facility Revenue Bonds,           7/10 at 101.00            B2        5,171,500
                 Stillwater Mining Company, Series 2000, 8.000%, 7/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               NEBRASKA - 1.6% (1.1% OF TOTAL INVESTMENTS)

               Nebraska Investment Finance Authority, Single Family Housing
               Revenue Bonds, Series 2001D:
       2,255     5.250%, 9/01/21 (Alternative Minimum Tax)                            9/11 at 100.00           AAA        2,275,972
       3,035     5.375%, 9/01/32 (Alternative Minimum Tax)                            9/11 at 100.00           AAA        3,062,527

       4,490   Omaha Public Power District, Nebraska, Separate Electric System        2/17 at 100.00           AAA        4,740,542
                 Revenue Bonds, Nebraska City 2, Series 2006A, 5.000%, 2/01/49
                 - AMBAC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       9,780   Total Nebraska                                                                                            10,079,041
------------------------------------------------------------------------------------------------------------------------------------



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NEVADA - 7.7% (5.0% OF TOTAL INVESTMENTS)

$     35,000   Clark County, Nevada, Limited Tax General Obligation Bank Bonds,       7/10 at 100.00           AAA    $  36,881,949
                 Series 2000, 5.500%, 7/01/30 (Pre-refunded 7/01/10) - MBIA
                 Insured (5)

       2,000   Director of Nevada State Department of Business and Industry,          1/10 at 100.00           AAA        2,063,740
                 Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                 2000, 5.375%, 1/01/40 - AMBAC Insured

       4,000   Director of Nevada State Department of Business and Industry,          1/10 at 102.00           N/R        4,203,680
                 Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series
                 2000, 7.375%, 1/01/40

         205   Nevada Housing Division, Single Family Mortgage Bonds, Senior          4/08 at 101.50           Aaa          206,189
                 Series 1998A-1, 5.300%, 4/01/18 (Alternative Minimum Tax)

       4,290   University of Nevada, Revenue Bonds, Community College System,         1/12 at 100.00           AAA        4,575,371
                 Series 2001A, 5.250%, 7/01/26 (Pre-refunded 1/01/12) - FGIC
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
      45,495   Total Nevada                                                                                              47,930,929
------------------------------------------------------------------------------------------------------------------------------------

               NEW HAMPSHIRE - 0.3% (0.2% OF TOTAL INVESTMENTS)

       2,000   New Hampshire Health and Education Authority, Hospital Revenue        10/11 at 101.00           Aaa        2,143,020
                 Bonds, Concord Hospital, Series 2001, 5.500%, 10/01/21 - FSA
                 Insured
------------------------------------------------------------------------------------------------------------------------------------

               NEW JERSEY - 4.0% (2.6% OF TOTAL INVESTMENTS)

      10,000   New Jersey Economic Development Authority, Water Facilities           11/12 at 101.00           Aaa       10,568,800
                 Revenue Bonds, American Water Company, Series 2002A, 5.250%,
                 11/01/32 - AMBAC Insured (Alternative Minimum Tax)

       4,125   New Jersey Transit Corporation, Certificates of Participation,           No Opt. Call           AAA        4,517,288
                 Federal Transit Administration Grants, Series 2002A, 5.500%,
                 9/15/13 - AMBAC Insured

      20,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AAA        7,836,400
                 System Bonds, Series 2006C, 0.000%, 12/15/28 - AMBAC Insured

       2,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/17 at 100.00           BBB        1,903,380
                 Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34
------------------------------------------------------------------------------------------------------------------------------------
      36,125   Total New Jersey                                                                                          24,825,868
------------------------------------------------------------------------------------------------------------------------------------

               NEW YORK - 4.1% (2.7% OF TOTAL INVESTMENTS)

         900   Albany Industrial Development Agency, New York, Revenue Bonds,         4/17 at 100.00           N/R          914,391
                 Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/32

       1,780   East Rochester Housing Authority, New York, GNMA Secured Revenue      10/11 at 101.00           AAA        1,850,132
                 Bonds, Gates Senior Housing Inc., Series 2001, 5.300%, 4/20/31

       5,015   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        4,946,044
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       4,155   Monroe County Airport Authority, New York, Revenue Refunding             No Opt. Call           AAA        4,524,712
                 Bonds, Greater Rochester International Airport, Series 1999,
                 5.750%, 1/01/13 - MBIA Insured (Alternative Minimum Tax)

       7,000   New York City Industrial Development Agency, New York, American        8/16 at 101.00             B        8,464,890
                 Airlines-JFK International Airport Special Facility Revenue
                 Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)

       1,715   New York City, New York, General Obligation Bonds, Fiscal Series       8/12 at 100.00           AAA        1,873,329
                 2002G, 5.625%, 8/01/20 - MBIA Insured

         785   New York City, New York, General Obligation Bonds, Fiscal Series       8/12 at 100.00           Aaa          859,434
                 2002G, 5.625%, 8/01/20 (Pre-refunded 8/01/12) - MBIA Insured

       2,000   New York State Tobacco Settlement Financing Corporation, Tobacco       6/11 at 100.00           AA-        2,123,980
                 Settlement Asset-Backed and State Contingency Contract-Backed
                 Bonds, Series 2003B-1C, 5.500%, 6/01/16
------------------------------------------------------------------------------------------------------------------------------------
      23,350   Total New York                                                                                            25,556,912
------------------------------------------------------------------------------------------------------------------------------------

               NORTH CAROLINA - 1.1% (0.7% OF TOTAL INVESTMENTS)

               Charlotte-Mecklenburg Hospital Authority, North Carolina,
               Healthcare System Revenue Bonds, DBA Carolinas Healthcare System,
               Series 2005A:
       1,750     4.875%, 1/15/32                                                      1/15 at 100.00            AA        1,788,220
       3,000     5.000%, 1/15/45                                                      1/15 at 100.00            AA        3,101,520


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA (continued)

$      1,800   North Carolina Municipal Power Agency 1, Catawba Electric Revenue        No Opt. Call            A3    $   1,941,318
                 Bonds, Series 2003A, 5.500%, 1/01/13
------------------------------------------------------------------------------------------------------------------------------------
       6,550   Total North Carolina                                                                                       6,831,058
------------------------------------------------------------------------------------------------------------------------------------

               OHIO - 2.2% (1.4% OF TOTAL INVESTMENTS)

       2,030   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities           3/08 at 101.50           AAA        2,072,346
                 Program Residential Mortgage Revenue Bonds, Series 1998A-1,
                 5.300%, 9/01/19 - FSA Insured (Alternative Minimum Tax)

       7,400   Ohio Water Development Authority, Solid Waste Disposal Revenue         9/09 at 102.00           N/R        7,652,562
                 Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20
                 (Alternative Minimum Tax)

               Portage County, Ohio, General Obligation Bonds, Series 2001:
       1,870     5.000%, 12/01/21 - FGIC Insured                                     12/11 at 100.00           AAA        1,963,163
       1,775     5.000%, 12/01/23 - FGIC Insured                                     12/11 at 100.00           AAA        1,853,934
------------------------------------------------------------------------------------------------------------------------------------
      13,075   Total Ohio                                                                                                13,542,005
------------------------------------------------------------------------------------------------------------------------------------

               OKLAHOMA - 0.4% (0.3% OF TOTAL INVESTMENTS)

       2,500   Oklahoma Development Finance Authority, Revenue Refunding Bonds,       8/09 at 101.00           AAA        2,629,325
                 Hillcrest Healthcare System, Series 1999A, 5.625%, 8/15/29
                 (Pre-refunded 8/15/09)
------------------------------------------------------------------------------------------------------------------------------------

               OREGON - 2.5% (1.6% OF TOTAL INVESTMENTS)

       4,700   Oregon Health, Housing, Educational and Cultural Facilities           11/11 at 101.00           AAA        4,967,900
                 Authority, Revenue Bonds, PeaceHealth Project, Series 2001,
                 5.250%, 11/15/21 - AMBAC Insured

      10,000   Oregon Housing and Community Services Department, Multifamily          7/10 at 100.00           Aaa       10,283,100
                 Housing Revenue Bonds, Series 2000A, 6.050%, 7/01/42
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      14,700   Total Oregon                                                                                              15,251,000
------------------------------------------------------------------------------------------------------------------------------------

               PENNSYLVANIA - 2.0% (1.3% OF TOTAL INVESTMENTS)

               Allegheny County Hospital Development Authority, Pennsylvania,
               Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
       2,000     9.250%, 11/15/22                                                    11/10 at 102.00           Ba3        2,357,820
       2,000     9.250%, 11/15/30                                                    11/10 at 102.00           Ba3        2,361,600

         500   Bucks County Industrial Development Authority, Pennsylvania,           3/17 at 100.00           BBB          503,655
                 Charter School Revenue Bonds, School Lane Charter School,
                 Series 2007A, 5.000%, 3/15/37

       3,500   Pennsylvania Economic Development Financing Authority, Senior          7/07 at 100.00            B+        3,535,350
                 Lien Resource Recovery Revenue Bonds, Northampton Generating
                 Project, Series 1994A, 6.600%, 1/01/19 (Alternative Minimum Tax)

       3,205   Philadelphia School District, Pennsylvania, General Obligation         8/12 at 100.00           AAA        3,499,283
                 Bonds, Series 2002B, 5.625%, 8/01/16 (Pre-refunded 8/01/12)
                 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      11,205   Total Pennsylvania                                                                                        12,257,708
------------------------------------------------------------------------------------------------------------------------------------

               SOUTH CAROLINA - 1.6% (1.0% OF TOTAL INVESTMENTS)

       2,185   Greenville County, South Carolina, Special Source Revenue Bonds,       4/11 at 101.00           AAA        2,347,367
                 Road Improvement Project, Series 2001, 5.500%, 4/01/21
                 (Pre-refunded 4/01/11) - AMBAC Insured

       6,850   South Carolina Transportation Infrastructure Bank, Revenue Bonds,     10/11 at 100.00           Aaa        7,341,008
                 Series 2001A, 5.500%, 10/01/22 (Pre-refunded 10/01/11) -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       9,035   Total South Carolina                                                                                       9,688,375
------------------------------------------------------------------------------------------------------------------------------------

               TENNESSEE - 1.4% (0.9% OF TOTAL INVESTMENTS)

       3,680   Knox County Health, Educational and Housing Facilities Board,           1/17 at 30.07            A-          677,451
                 Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
                 Series 2006, 0.000%, 1/01/41

       5,210   Memphis-Shelby County Airport Authority, Tennessee, Airport            3/11 at 100.00           AAA        5,469,562
                 Revenue Bonds, Series 2001A, 5.500%, 3/01/14 - FSA Insured
                 (Alternative Minimum Tax)

         275   Sullivan County Health Educational and Housing Facilities Board,       9/16 at 100.00          BBB+          285,568
                 Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C,
                 5.250%, 9/01/36

         945   Tennessee Housing Development Agency, Homeownership Program Bonds,     1/09 at 101.00            AA          962,284
                 Series 1998-2, 5.350%, 7/01/23 (Alternative Minimum Tax)



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE (continued)

$        975   Tennessee Housing Development Agency, Homeownership Program Bonds,     7/11 at 100.00            AA    $     997,942
                 Series 2001-3A, 5.200%, 7/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      11,085   Total Tennessee                                                                                            8,392,807
------------------------------------------------------------------------------------------------------------------------------------

               TEXAS - 17.8% (11.6% OF TOTAL INVESTMENTS)

       5,445   Board of Regents, University of Texas System, Financing System         2/17 at 100.00           AAA        5,254,479
                 Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

       1,125   Brushy Creek Municipal Utility District, Williamson County, Texas,     6/09 at 100.00           Aaa        1,149,593
                 Combination Unlimited Tax and Revenue Refunding Bonds, Series
                 2001, 5.125%, 6/01/26 - FSA Insured

               Collins and Denton Counties, Frisco, Texas, General Obligation
               Bonds, Series 2001:
       1,910     5.000%, 2/15/20 - FGIC Insured                                       2/11 at 100.00           AAA        1,985,674
       2,005     5.000%, 2/15/21 - FGIC Insured                                       2/11 at 100.00           AAA        2,087,305

       3,850   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/11 at 100.00           AAA        4,067,140
                 Refunding and Improvement Bonds, Series 2001A, 5.500%, 11/01/35
                 - FGIC Insured (Alternative Minimum Tax)

       5,000   Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional        9/14 at 100.00           N/R        5,497,850
                 Health System, Series 2004A, 7.000%, 9/01/25

       4,040   Harris County, Texas, Tax and Revenue Certificates of Obligation,      8/11 at 100.00           AA+        4,169,482
                 Series 2001, 5.000%, 8/15/27

       6,000   Houston, Texas, Junior Lien Water and Sewerage System Revenue            No Opt. Call           AAA        7,184,640
                 Refunding Bonds, Series 2001B, 5.500%, 12/01/29 - MBIA Insured
                 (ETM)

       7,000   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/08 at 101.00           AAA        7,174,300
                 Series 1998B, 5.250%, 7/01/14 - FGIC Insured (Alternative
                 Minimum Tax)

               Houston, Texas, Subordinate Lien Airport System Revenue Refunding
               Bonds, Series 2001A:
       2,525     5.500%, 7/01/13 - FGIC Insured (Alternative Minimum Tax)             1/12 at 100.00           AAA        2,685,817
       2,905     5.500%, 7/01/14 - FGIC Insured (Alternative Minimum Tax)             1/12 at 100.00           AAA        3,102,133

       4,735   Hutto Independent School District, Williamson County, Texas,           8/16 at 100.00           AAA        5,005,842
                 General Obligation Bonds, Series 2007, Residuals 07-1001,
                 5.871%, 8/01/43 (IF)

               Jefferson County Health Facilities Development Corporation,
               Texas, FHA-Insured Mortgage Revenue Bonds, Baptist Hospital of
               Southeast Texas, Series 2001:
       8,500     5.400%, 8/15/31 - AMBAC Insured                                      8/11 at 100.00           AAA        8,922,790
       8,500     5.500%, 8/15/41 - AMBAC Insured                                      8/11 at 100.00           AAA        8,966,820

      10,700   Laredo Independent School District, Webb County, Texas, General        8/11 at 100.00           AAA       11,139,449
                 Obligation Refunding Bonds, Series 2001, 5.000%, 8/01/25

       2,500   Matagorda County Navigation District 1, Texas, Collateralized            No Opt. Call           AAA        2,741,175
                 Revenue Refunding Bonds, Houston Light and Power Company, Series
                 1997, 5.125%, 11/01/28 - AMBAC Insured (Alternative Minimum Tax)

       1,540   Medina Valley Independent School District, Medina County, Texas,       2/11 at 100.00           Aaa        1,623,360
                 General Obligation Bonds, Series 2001, 5.250%, 2/15/26
                 (Pre-refunded 2/15/11)

       5,430   Mineral Wells Independent School District, Pale Pinto and Parker       2/08 at 100.00           Aaa        5,455,630
                 Counties, Texas, Unlimited School Tax Building and Refunding
                 Bonds, Series 1998, 4.750%, 2/15/22

       2,905   North Central Texas Health Facilities Development Corporation,         2/08 at 102.00           AAA        2,990,552
                 Revenue Bonds, Texas Health Resources System, Series 1997B,
                 5.375%, 2/15/26 - MBIA Insured

          95   North Central Texas Health Facilities Development Corporation,         2/08 at 102.00           Aaa           98,108
                 Revenue Bonds, Texas Health Resources System, Series 1997B,
                 5.375%, 2/15/26 (Pre-refunded 2/15/08) - MBIA Insured

       3,045   Port of Houston Authority, Harris County, Texas, General              10/11 at 100.00           AAA        3,212,475
                 Obligation Port Improvement Bonds, Series 2001B, 5.500%,
                 10/01/17 - FGIC Insured (Alternative Minimum Tax)

      10,665   Texas Department of Housing and Community Affairs, Residential         7/11 at 100.00           AAA       10,971,512
                 Mortgage Revenue Bonds, Series 2001A, 5.350%, 7/01/33
                 (Alternative Minimum Tax)

               White Settlement Independent School District, Tarrant County,
               Texas, General Obligation Bonds, Series 2006:
       9,110     0.000%, 8/15/37                                                       8/15 at 31.98           AAA        1,985,069
       9,110     0.000%, 8/15/40                                                       8/15 at 27.11           AAA        1,681,433
       7,110     0.000%, 8/15/44                                                       8/15 at 21.88           AAA        1,055,764
------------------------------------------------------------------------------------------------------------------------------------
     125,750   Total Texas                                                                                              110,208,392
------------------------------------------------------------------------------------------------------------------------------------


                 Portfolio of INVESTMENTS April 30, 2007 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               UTAH - 0.8% (0.5% OF TOTAL INVESTMENTS)

               Utah Housing Corporation, Single Family Mortgage Bonds, Series
               2001E:
$      1,695     5.200%, 1/01/18 (Alternative Minimum Tax)                            7/11 at 100.00           AA-    $   1,729,205
         535     5.500%, 1/01/23 (Alternative Minimum Tax)                            7/11 at 100.00           Aaa          546,813

               Utah Housing Corporation, Single Family Mortgage Bonds, Series
               2001F-1:
       2,175     4.950%, 7/01/18 (Alternative Minimum Tax)                            7/11 at 100.00           Aaa        2,189,660
         550     5.300%, 7/01/23 (Alternative Minimum Tax)                            7/11 at 100.00           Aaa          555,627
------------------------------------------------------------------------------------------------------------------------------------
       4,955   Total Utah                                                                                                 5,021,305
------------------------------------------------------------------------------------------------------------------------------------

               VIRGINIA - 0.9% (0.6% OF TOTAL INVESTMENTS)

         250   Albemarle County Industrial Development Authority, Virginia,           1/17 at 100.00           N/R          252,948
                 Residential Care Facilities Mortgage Revenue Bonds,
                 Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%,
                 1/01/31

       7,000   Pocahontas Parkway Association, Virginia, Senior Lien Revenue           8/08 at 77.58           AAA        5,174,470
                 Bonds, Route 895 Connector Toll Road, Series 1998B, 0.000%,
                 8/15/13 (Pre-refunded 8/15/08)
------------------------------------------------------------------------------------------------------------------------------------
       7,250   Total Virginia                                                                                             5,427,418
------------------------------------------------------------------------------------------------------------------------------------

               WASHINGTON - 15.5% (10.1% OF TOTAL INVESTMENTS)

               Bellingham Housing Authority, Washington, Housing Revenue Bonds,
               Varsity Village Project, Series 2001A:
       1,000     5.500%, 12/01/27 - MBIA Insured                                     12/11 at 100.00           Aaa        1,063,110
       2,000     5.600%, 12/01/36 - MBIA Insured                                     12/11 at 100.00           Aaa        2,134,520

       1,500   Grays Harbor County Public Utility District 1, Washington,             1/11 at 100.00           AAA        1,573,425
                 Electric System Revenue Bonds, Series 2001, 5.125%, 1/01/22
                 (Pre-refunded 1/01/11) - AMBAC Insured

       2,475   Klickitat County Public Utility District 1, Washington, Electric      12/11 at 100.00           AAA        2,611,100
                 Revenue Bonds, Series 2001B, 5.000%, 12/01/26 (Pre-refunded
                 12/01/11) - AMBAC Insured

      12,955   Port of Seattle, Washington, Passenger Facility Charge Revenue        12/08 at 101.00           AAA       13,321,497
                 Bonds, Series 1998B, 5.300%, 12/01/16 - AMBAC Insured
                 (Alternative Minimum Tax)

               Port of Seattle, Washington, Revenue Bonds, Series 2001B:
       2,535     5.625%, 4/01/18 - FGIC Insured (Alternative Minimum Tax)            10/11 at 100.00           AAA        2,696,581
      16,000     5.100%, 4/01/24 - FGIC Insured (Alternative Minimum Tax)            10/08 at 100.00           AAA       16,168,320

       2,090   Public Utility District 1, Benton County, Washington, Electric        11/11 at 100.00           AAA        2,252,059
                 Revenue Refunding Bonds, Series 2001A, 5.625%, 11/01/15 - FSA
                 Insured

       5,680   Seattle, Washington, Municipal Light and Power Revenue Refunding       3/11 at 100.00           AAA        6,018,244
                 and Improvement Bonds, Series 2001, 5.500%, 3/01/18 - FSA
                 Insured

       4,530   Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds,      12/11 at 100.00           AAA        4,826,489
                 Series 2001, 5.250%, 12/01/21 (Pre-refunded 12/01/11) - AMBAC
                 Insured

       3,720   Washington State Healthcare Facilities Authority, Revenue Bonds,      10/11 at 100.00           Aaa        3,967,864
                 Children's Hospital and Regional Medical Center, Series 2001,
                 5.375%, 10/01/18 (Pre-refunded 10/01/11) - AMBAC Insured

               Washington State Healthcare Facilities Authority, Revenue Bonds,
               Good Samaritan Hospital, Series 2001:
       5,480     5.500%, 10/01/21 (Pre-refunded 10/01/11) - RAAI Insured             10/11 at 101.00        AA (4)        5,912,372
      25,435     5.625%, 10/01/31 (Pre-refunded 10/01/11) - RAAI Insured             10/11 at 101.00        AA (4)       27,570,267

               Washington State Healthcare Facilities Authority, Revenue Bonds,
               Group Health Cooperative of Puget Sound, Series 2001:
       3,005     5.375%, 12/01/17 - AMBAC Insured                                    12/11 at 101.00           AAA        3,197,230
       2,915     5.375%, 12/01/18 - AMBAC Insured                                    12/11 at 101.00           AAA        3,098,820
------------------------------------------------------------------------------------------------------------------------------------
      91,320   Total Washington                                                                                          96,411,898
------------------------------------------------------------------------------------------------------------------------------------

               WISCONSIN - 4.3% (2.8% OF TOTAL INVESTMENTS)

               Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, Series
               2001:
       3,705     5.375%, 1/01/20 (Pre-refunded 1/01/12) - FGIC Insured                1/12 at 100.00           Aaa        3,971,167
       1,850     5.000%, 1/01/21 (Pre-refunded 1/01/12) - FGIC Insured                1/12 at 100.00           Aaa        1,953,397

      12,250   La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds,      12/08 at 102.00           AAA       12,809,703
                 Dairyland Power Cooperative, Series 1997B, 5.550%, 2/01/15 -
                 AMBAC Insured



   PRINCIPAL                                                                           OPTIONAL CALL
AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN (continued)

$      1,000   Wisconsin Health and Educational Facilities Authority, Revenue         9/17 at 100.00          BBB+    $   1,005,950
                 Bonds, Franciscan Sisters of Christian Charity HealthCare
                 Ministry, Series 2007, 5.000%, 9/01/33 (WI/DD, Settling 5/01/07)

         350   Wisconsin Health and Educational Facilities Authority, Revenue        10/11 at 101.00           AA-          371,952
                 Bonds, Froedtert and Community Health Obligated Group, Series
                 2001, 5.375%, 10/01/30

       3,650   Wisconsin Health and Educational Facilities Authority, Revenue        10/11 at 101.00       N/R (4)        3,916,487
                 Bonds, Froedtert and Community Health Obligated Group, Series
                 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)

       2,500   Wisconsin Health and Educational Facilities Authority, Revenue         2/12 at 100.00          BBB+        2,681,525
                 Bonds, Marshfield Clinic, Series 2001B, 6.000%, 2/15/25

          50   Wisconsin Health and Educational Facilities Authority, Revenue         8/13 at 100.00            A-           51,156
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%,
                 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
      25,355   Total Wisconsin                                                                                           26,761,337
------------------------------------------------------------------------------------------------------------------------------------
$    949,235   Total Investments (cost $902,961,739) - 153.1%                                                           950,036,338
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (5.0)%                                                                       (30,780,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.2%                                                                      13,215,197
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (50.3)%                                                        (312,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 620,471,535
               =====================================================================================================================


               FORWARD SWAPS OUTSTANDING AT APRIL 30, 2007:


                                                      FUND                                         FIXED RATE
                                  NOTIONAL     PAY/RECEIVE      FLOATING RATE     FIXED RATE          PAYMENT
               COUNTERPARTY         AMOUNT   FLOATING RATE              INDEX   (ANNUALIZED)        FREQUENCY
               ----------------------------------------------------------------------------------------------
               Merrill Lynch   $26,750,000             Pay  3-Month USD-LIBOR          5.184%   Semi-Annually
               ==============================================================================================

                                                             UNREALIZED
                               EFFECTIVE   TERMINATION     APPRECIATION
               COUNTERPARTY     DATE (6)          DATE   (DEPRECIATION)
               --------------------------------------------------------
               Merrill Lynch    10/30/07      10/30/16         $106,542
               ========================================================


               USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

               FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2007:


                                                                                                                   UNREALIZED
                                                         CONTRACT    NUMBER OF     CONTRACT         VALUE AT     APPRECIATION
               COUNTERPARTY                              POSITION    CONTRACTS   EXPIRATION   APRIL 30, 2007   (DEPRECIATION)
               --------------------------------------------------------------------------------------------------------------
               U.S. 3-Year Treasury Bond                     Long          159         6/07      $17,768,250          $25,609
               ==============================================================================================================


  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Portion of the investment, with an aggregate market value of $179,141, has been pledged to collateralize the net payment obligations under forward swap contract.

  (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

  N/R   Not rated.

WI/DD   Purchased on a when-issued or delayed delivery basis.

(ETM)   Escrowed to maturity.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

 (IF)   Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        Statement of
                ASSETS AND LIABILITIES April 30, 2007 (Unaudited)


                                                      PERFORMANCE               MUNICIPAL                  MARKET
                                                             PLUS               ADVANTAGE             OPPORTUNITY
                                                            (NPP)                   (NMA)                   (NMO)
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,302,301,741,
   $1,004,680,494, $1,025,584,256, $850,188,531,
   $644,087,561, $902,961,739,
   respectively)                                   $1,397,939,647          $1,075,923,683          $1,096,196,690
Cash                                                           --                      --                      --
Receivables:
   Interest                                            20,183,764              16,604,749              15,971,921
   Investments sold                                     6,182,000               2,646,836                 170,000
   Variation margin on futures contracts                       --                      --                      --
Unrealized appreciation on forward swaps                       --                      --                      --
Other assets                                              122,474                  83,404                  84,826
------------------------------------------------------------------------------------------------------------------
       Total assets                                 1,424,427,885           1,095,258,672           1,112,423,437
------------------------------------------------------------------------------------------------------------------

LIABILITIES
Cash overdraft                                          4,534,538               5,977,364               2,291,689
Floating rate obligations                               6,665,000              36,290,000              36,660,000
Payable for investments purchased                              --              17,318,032                      --
Accrued expenses:
   Management fees                                        694,916                 514,504                 532,582
   Other                                                  293,736                 217,398                 220,144
Preferred share dividends payable                         223,920                 170,913                 189,370
------------------------------------------------------------------------------------------------------------------
       Total liabilities                               12,412,110              60,488,211              39,893,785
------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                479,000,000             358,000,000             380,000,000
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares             $  933,015,775          $  676,770,461          $  692,529,652
==================================================================================================================
Common shares outstanding                              59,914,073              43,176,828              45,557,788
==================================================================================================================
Net asset value per Common share
   outstanding (net assets applicable
   to Common shares, divided by
   Common shares outstanding)                      $        15.57          $        15.67          $        15.20
==================================================================================================================

NET ASSETS APPLICABLE TO
   COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share            $      599,141          $      431,768          $      455,578
Paid-in surplus                                       836,423,631             603,443,947             635,757,048
Undistributed (Over-distribution of) net
   investment income                                      207,135               1,399,715                 481,125
Accumulated net realized gain (loss)
   from investments and
   derivative transactions                                147,962                 251,842             (14,776,533)
Net unrealized appreciation (depreciation)
   of investments and derivative
   transactions                                        95,637,906              71,243,189              70,612,434
------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                                   $  933,015,775          $  676,770,461          $  692,529,652
==================================================================================================================
Authorized shares:
   Common                                             200,000,000             200,000,000             200,000,000
   Preferred                                            1,000,000               1,000,000               1,000,000
==================================================================================================================

                                                         DIVIDEND                DIVIDEND                DIVIDEND
                                                        ADVANTAGE             ADVANTAGE 2             ADVANTAGE 3
                                                            (NAD)                   (NXZ)                   (NZF)
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,302,301,741,
   $1,004,680,494, $1,025,584,256, $850,188,531,
   $644,087,561, $902,961,739,
   respectively)                                   $  909,870,672          $  698,960,341          $  950,036,338
Cash                                                           --                      --               2,010,519
Receivables:
   Interest                                            12,442,983              11,217,603              15,049,199
   Investments sold                                     1,460,000               9,676,500               5,066,054
   Variation margin on futures contracts                       --                      --                 134,156
Unrealized appreciation on forward swaps                       --                      --                 106,542
Other assets                                               72,931                  38,926                  74,255
-----------------------------------------------------------------------------------------------------------------
       Total assets                                   923,846,586             719,893,370             972,477,063
-----------------------------------------------------------------------------------------------------------------

LIABILITIES
Cash overdraft                                          1,305,209               7,194,474                      --
Floating rate obligations                              13,630,000              23,365,000              30,780,000
Payable for investments purchased                      10,071,929                      --               8,715,237
Accrued expenses:
   Management fees                                        337,373                 232,780                 273,386
   Other                                                  224,044                 111,929                 126,581
Preferred share dividends payable                         166,485                 110,182                 110,324
-----------------------------------------------------------------------------------------------------------------
       Total liabilities                               25,735,040              31,014,365              40,005,528
-----------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                295,000,000             222,000,000             312,000,000
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares             $  603,111,546          $  466,879,005          $  620,471,535
=================================================================================================================
Common shares outstanding                              39,287,298              29,377,055              40,363,448
=================================================================================================================
Net asset value per Common share
   outstanding (net assets applicable
   to Common shares, divided by
   Common shares outstanding)                      $        15.35          $        15.89          $        15.37
=================================================================================================================

NET ASSETS APPLICABLE TO
   COMMON SHARES CONSIST OF:
-----------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share            $      392,873          $      293,771          $      403,634
Paid-in surplus                                       558,458,540             417,695,640             573,681,457
Undistributed (Over-distribution of) net
   investment income                                      428,824               1,485,485                  20,387
Accumulated net realized gain (loss)
   from investments and
   derivative transactions                            (15,850,832)             (7,468,671)               (840,693)
Net unrealized appreciation (depreciation)
   of investments and derivative
   transactions                                        59,682,141              54,872,780              47,206,750
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares                                   $  603,111,546          $  466,879,005          $  620,471,535
=================================================================================================================
Authorized shares:
   Common                                               Unlimited               Unlimited               Unlimited
   Preferred                                            Unlimited               Unlimited               Unlimited
=================================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

      Statement of
             OPERATIONS Six Months Ended April 30, 2007 (Unaudited)


                                                      PERFORMANCE               MUNICIPAL                  MARKET
                                                             PLUS               ADVANTAGE             OPPORTUNITY
                                                            (NPP)                   (NMA)                   (NMO)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $   34,839,091          $   27,478,148          $   28,644,361
------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                         4,221,967               3,125,160               3,235,675
Preferred shares - auction fees                           593,828                 443,821                 471,096
Preferred shares - dividend
   disbursing agent fees                                   24,795                  24,795                  19,836
Shareholders' servicing agent fees
   and expenses                                            73,529                  45,398                  47,965
Floating rate obligations interest expense
   and fees                                                 3,757                 506,589                 576,733
Custodian's fees and expenses                             124,785                 108,433                 112,719
Directors'/Trustees' fees and expenses                     12,337                   9,122                   9,371
Professional fees                                          27,123                  22,905                  25,366
Shareholders' reports - printing and
   mailing expenses                                        73,375                  52,101                  58,017
Stock exchange listing fees                                10,719                   7,796                   8,147
Investor relations expense                                 88,960                  64,894                  68,201
Other expenses                                             37,966                  24,861                  25,932
------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee
   credit and expense reimbursement                     5,293,141               4,435,875               4,659,058
   Custodian fee credit                                   (55,939)                (61,700)                (62,049)
   Expense reimbursement                                       --                      --                      --
------------------------------------------------------------------------------------------------------------------
Net expenses                                            5,237,202               4,374,175               4,597,009
------------------------------------------------------------------------------------------------------------------
Net investment income                                  29,601,889              23,103,973              24,047,352
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                 153,505                 333,242              (3,503,072)
Net realized gain (loss) from futures                          --                      --                      --
Change in net unrealized appreciation
   (depreciation) of investments                       (7,712,916)             (7,484,592)             (5,345,513)
Change in net unrealized appreciation
   (depreciation) of futures                                   --                      --                      --
Change in net unrealized appreciation
   (depreciation) of forward swaps                             --                      --                      --
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (7,559,411)             (7,151,350)             (8,848,585)
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                             (7,573,679)             (6,129,088)             (6,612,130)
From accumulated net realized gains                      (858,202)                     --                      --
------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders                           (8,431,881)             (6,129,088)             (6,612,130)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                 $   13,610,597          $    9,823,535          $    8,586,637
==================================================================================================================

                                                         DIVIDEND                DIVIDEND                DIVIDEND
                                                        ADVANTAGE             ADVANTAGE 2             ADVANTAGE 3
                                                            (NAD)                   (NXZ)                   (NZF)
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $   23,035,851          $   18,737,450          $   24,648,291
-----------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                         2,722,177               2,096,342               2,820,513
Preferred shares - auction fees                           365,720                 275,220                 386,795
Preferred shares - dividend
   disbursing agent fees                                   14,877                  14,877                  14,877
Shareholders' servicing agent fees
   and expenses                                             6,477                   2,760                   3,628
Floating rate obligations interest expense
   and fees                                                74,730                 202,925                 537,823
Custodian's fees and expenses                             103,492                  67,769                 102,513
Directors'/Trustees' fees and expenses                      8,452                   6,202                   8,236
Professional fees                                          18,768                  17,367                  21,535
Shareholders' reports - printing and
   mailing expenses                                        46,776                  36,220                  46,400
Stock exchange listing fees                                 7,025                   1,237                   1,700
Investor relations expense                                 55,878                  42,410                  57,176
Other expenses                                             18,774                  16,040                  22,513
-----------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee
   credit and expense reimbursement                     3,443,146               2,779,369               4,023,709
   Custodian fee credit                                   (53,317)                (40,470)                (31,090)
   Expense reimbursement                                 (670,821)               (827,491)             (1,159,243)
-----------------------------------------------------------------------------------------------------------------
Net expenses                                            2,719,008               1,911,408               2,833,376
-----------------------------------------------------------------------------------------------------------------
Net investment income                                  20,316,843              16,826,042              21,814,915
-----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                 978,560              (1,539,980)               (671,479)
Net realized gain (loss) from futures                          --                      --                 (38,174)
Change in net unrealized appreciation
   (depreciation) of investments                       (7,545,992)             (1,781,361)             (4,047,579)
Change in net unrealized appreciation
   (depreciation) of futures                                   --                      --                (104,102)
Change in net unrealized appreciation
   (depreciation) of forward swaps                             --                      --                 (34,418)
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (6,567,432)             (3,321,341)             (4,895,752)
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                             (5,103,886)             (3,851,431)             (5,285,583)
From accumulated net realized gains                            --                      --                (226,888)
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders                           (5,103,886)             (3,851,431)             (5,512,471)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                 $    8,645,525          $    9,653,270          $   11,406,692
=================================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statement of
           CHANGES IN NET ASSETS  (Unaudited)


                                               PERFORMANCE PLUS (NPP)      MUNICIPAL ADVANTAGE (NMA)     MARKET OPPORTUNITY (NMO)
                                            ---------------------------   ---------------------------   ---------------------------
                                              SIX MONTHS           YEAR     SIX MONTHS           YEAR     SIX MONTHS           YEAR
                                                   ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                                 4/30/07       10/31/06        4/30/07       10/31/06        4/30/07       10/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                       $ 29,601,889   $ 59,826,874   $ 23,103,973   $ 46,635,201   $ 24,047,352   $ 46,502,877
Net realized gain (loss) from investments        153,505      3,609,041        333,242        (38,686)    (3,503,072)    (3,186,736)
Net realized gain (loss) from futures                 --             --             --             --             --             --
Change in net unrealized appreciation
   (depreciation) of investments              (7,712,916)    18,585,165     (7,484,592)    11,410,086     (5,345,513)    18,252,758
Change in net unrealized appreciation
   (depreciation) of futures                          --             --             --             --             --             --
Change in net unrealized appreciation
   (depreciation) of forward swaps                    --             --             --             --             --             --
Distributions to Preferred shareholders:
   From net investment income                 (7,573,679)   (14,851,985)    (6,129,088)   (11,096,228)    (6,612,130)   (11,933,888)
   From accumulated net realized gains          (858,202)      (204,889)            --        (95,203)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                            13,610,597     66,964,206      9,823,535     46,815,170      8,586,637     49,635,011
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                   (23,051,656)   (50,243,956)   (18,502,996)   (38,834,236)   (17,873,541)   (37,757,943)
From accumulated net realized gains           (2,765,395)    (1,042,505)            --       (628,192)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                    (25,817,051)   (51,286,461)   (18,502,996)   (39,462,428)   (17,873,541)   (37,757,943)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                   --             --      1,775,376        643,731        257,295             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                         --             --      1,775,376        643,731        257,295             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) net assets
   applicable to Common shares               (12,206,454)    15,677,745     (6,904,085)     7,996,473     (9,029,609)    11,877,068

Net assets applicable to Common
   shares at the beginning of period         945,222,229    929,544,484    683,674,546    675,678,073    701,559,261    689,682,193
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period              $933,015,775   $945,222,229   $676,770,461   $683,674,546   $692,529,652   $701,559,261
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                            $    207,135   $  1,230,581   $  1,399,715   $  2,927,826   $    481,125   $    919,444
====================================================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                             DIVIDEND ADVANTAGE (NAD)      DIVIDEND ADVANTAGE 2 (NXZ)    DIVIDEND ADVANTAGE 3 (NZF)
                                            ---------------------------   ---------------------------   ----------------------------
                                              SIX MONTHS           YEAR     SIX MONTHS           YEAR     SIX MONTHS           YEAR
                                                   ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                                 4/30/07       10/31/06        4/30/07       10/31/06        4/30/07       10/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                       $ 20,316,843   $ 40,993,576   $ 16,826,042   $ 32,992,169   $ 21,814,915   $ 43,005,594
Net realized gain (loss) from investments        978,560      4,172,514     (1,539,980)    (1,053,678)      (671,479)     1,509,431
Net realized gain (loss) from futures                 --             --             --             --        (38,174)            --
Change in net unrealized appreciation
   (depreciation) of investments              (7,545,992)     8,567,260     (1,781,361)    10,301,195     (4,047,579)    10,632,281
Change in net unrealized appreciation
   (depreciation) of futures                          --             --             --             --       (104,102)       129,711
Change in net unrealized appreciation
   (depreciation) of forward swaps                    --             --             --             --        (34,418)       140,960
Distributions to Preferred shareholders:
   From net investment income                 (5,103,886)    (9,396,656)    (3,851,431)    (7,047,610)    (5,285,583)    (9,830,888)
   From accumulated net realized gains                --             --             --             --       (226,888)            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                             8,645,525     44,336,694      9,653,270     35,192,076     11,406,692     45,587,089
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                   (16,158,637)   (33,907,479)   (13,478,052)   (28,774,873)   (17,471,682)   (36,446,494)
From accumulated net realized gains                   --             --             --             --       (798,769)            --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                    (16,158,637)   (33,907,479)   (13,478,052)   (28,774,873)   (18,270,451)   (36,446,494)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                              308,797             --        514,496        909,885        499,783        337,160
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions               308,797             --        514,496        909,885        499,783        337,160
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                (7,204,315)    10,429,215     (3,310,286)     7,327,088     (6,363,976)     9,477,755

Net assets applicable to Common
   shares at the beginning of period         610,315,861    599,886,646    470,189,291    462,862,203    626,835,511    617,357,756
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period              $603,111,546   $610,315,861   $466,879,005   $470,189,291   $620,471,535   $626,835,511
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at
   the end of period                        $    428,824   $  1,374,504   $  1,485,485   $  1,988,926   $     20,387   $    962,737
====================================================================================================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Notes to
        FINANCIAL STATEMENTS (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Performance Plus Municipal Fund, Inc.
(NPP), Nuveen Municipal Advantage Fund, Inc. (NMA), Nuveen Municipal Market Opportunity Fund, Inc. (NMO), Nuveen Dividend Advantage Municipal Fund (NAD), Nuveen Dividend Advantage Municipal Fund 2 (NXZ) and Nuveen Dividend Advantage Municipal Fund 3 (NZF). Performance Plus (NPP), Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage (NAD) are traded on the New York Stock Exchange while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

INVESTMENT VALUATION

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, forward swap contract or futures contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2007, Municipal Advantage (NMA), Dividend Advantage (NAD) and Dividend Advantage 3 (NZF) had outstanding when-issued/delayed delivery purchase commitments of $17,318,032, $10,071,929, and $8,715,237, respectively. There were no such outstanding purchase commitments in either Performance Plus (NPP), Market Opportunity (NMO) or Dividend Advantage 2 (NXZ) at April 30, 2007.

INVESTMENT INCOME

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

FEDERAL INCOME TAXES

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

PREFERRED SHARES

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:


                            PERFORMANCE   MUNICIPAL        MARKET    DIVIDEND      DIVIDEND      DIVIDEND
                                   PLUS   ADVANTAGE   OPPORTUNITY   ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                  (NPP)       (NMA)         (NMO)       (NAD)         (NXZ)         (NZF)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                       4,000       3,000         4,000       4,000         3,000            --
   Series T                       4,000       3,000         4,000       4,000         3,000            --
   Series W                       4,000       3,000         3,200          --            --         4,160
   Series TH                      3,160       2,320            --       3,800            --         4,160
   Series F                       4,000       3,000         4,000          --         2,880         4,160
---------------------------------------------------------------------------------------------------------
Total                            19,160      14,320        15,200      11,800         8,880        12,480
=========================================================================================================


INVERSE FLOATING RATE SECURITIES

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended April 30, 2007, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2007, were as follows:


                                        PERFORMANCE     MUNICIPAL        MARKET     DIVIDEND      DIVIDEND      DIVIDEND
                                               PLUS     ADVANTAGE   OPPORTUNITY    ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                              (NPP)         (NMA)         (NMO)        (NAD)         (NXZ)         (NZF)
-------------------------------------------------------------------------------------------------------------------------
Average floating rate obligations          $184,116   $26,452,901   $30,179,116   $3,886,188   $10,615,387   $28,114,420
Average annual interest rate and fees          4.11%         3.86%         3.85%        3.88%         3.85%         3.86%
=========================================================================================================================


Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)

FORWARD SWAP TRANSACTIONS

The Funds are authorized to invest in certain derivative financial instruments. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

FUTURES CONTRACTS

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is noted in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

CUSTODIAN FEE CREDIT

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

INDEMNIFICATIONS

Under the Funds' organizational documents, their Officers and Director/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:


                                                                      MUNICIPAL                  MARKET
                                    PERFORMANCE PLUS (NPP)         ADVANTAGE (NMA)          OPPORTUNITY (NMO)
                                   -----------------------    -----------------------   -----------------------
                                   SIX MONTHS         YEAR    SIX MONTHS         YEAR   SIX MONTHS         YEAR
                                        ENDED        ENDED         ENDED        ENDED        ENDED        ENDED
                                      4/30/07     10/31/06       4/30/07     10/31/06      4/30/07     10/31/06
---------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions           --           --       110,925       40,309       16,916           --
===============================================================================================================



                                           DIVIDEND                   DIVIDEND                  DIVIDEND
                                        ADVANTAGE (NAD)           ADVANTAGE 2 (NXZ)         ADVANTAGE 3 (NZF)
                                   -----------------------    -----------------------   -----------------------
                                   SIX MONTHS         YEAR    SIX MONTHS         YEAR   SIX MONTHS         YEAR
                                        ENDED        ENDED         ENDED        ENDED        ENDED        ENDED
                                      4/30/07     10/31/06       4/30/07     10/31/06      4/30/07     10/31/06
---------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions       19,807           --        31,023       55,164       31,607       21,722
===============================================================================================================


3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended April 30, 2007, were as follows:


                                      PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                             PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                            (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
-----------------------------------------------------------------------------------------------------------------------
Purchases                             $24,019,379   $62,792,969   $31,586,262   $38,728,509   $39,720,239   $56,708,135
Sales and maturities                   28,094,680    14,536,000    26,793,287    17,080,850    25,267,346    42,485,117
=======================================================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2007, the cost of investments was as follows:


                                      PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                             PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                            (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
-----------------------------------------------------------------------------------------------------------------------
Cost of investments                $1,294,828,878  $966,808,482  $988,622,888  $835,229,954  $622,273,494  $871,904,950
=======================================================================================================================


Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:


                                      PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                             PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                            (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
-----------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                       $96,957,012   $72,963,682   $71,194,926   $62,181,459   $55,748,110   $47,855,501
   Depreciation                          (494,261)     (128,854)     (264,003)   (1,208,091)   (2,403,221)     (464,429)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments      $96,462,751   $72,834,828   $70,930,923   $60,973,368   $53,344,889   $47,391,072
=======================================================================================================================


The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2006, the Funds' last tax year end, were as follows:


                                      PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                             PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                            (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
-----------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt
   income *                           $ 4,425,692   $ 4,620,835   $ 3,659,265   $ 2,916,963   $ 3,653,096   $ 3,738,588
Undistributed net ordinary
   income **                               58,535        26,427        77,487       118,459        23,339            --
Undistributed net long-term
   capital gains                        3,618,054            --            --            --            --     1,024,327
=======================================================================================================================


 * Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 2, 2006, paid on November 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2006, was designated for purposes of the dividends paid deduction as follows:


                                      PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                             PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                            (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt     $65,689,928   $50,218,101   $49,767,991   $43,683,872   $36,096,315   $46,380,901
   income
Distributions from net ordinary
   income **                                6,686       154,403       196,171            --            --            --
Distributions from net long-term
   capital gains                        1,247,394       593,511            --            --            --            --
=======================================================================================================================


** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2006, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:


                                           MUNICIPAL        MARKET      DIVIDEND      DIVIDEND
                                           ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2
                                               (NMA)         (NMO)         (NAD)         (NXZ)
----------------------------------------------------------------------------------------------
Expiration year:
   2008                                    $      --   $        --   $12,130,329   $        --
   2009                                           --            --            --            --
   2010                                           --            --            --            --
   2011                                           --     7,158,110     4,594,300            --
   2012                                           --       973,824            --       246,691
   2013                                           --            --       104,762     1,591,323
   2014                                       35,364     3,141,529            --     1,882,135
----------------------------------------------------------------------------------------------
Total                                      $  35,364   $11,273,463   $16,829,391   $ 3,720,149
==============================================================================================


5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:


                                                                                      PERFORMANCE PLUS (NPP)
                                                                                   MUNICIPAL ADVANTAGE (NMA)
                                                                                    MARKET OPPORTUNITY (NMO)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)         FUND-LEVEL FEE RATE
------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                          .4500%
For the next $125 million                                                                           .4375
For the next $250 million                                                                           .4250
For the next $500 million                                                                           .4125
For the next $1 billion                                                                             .4000
For the next $3 billion                                                                             .3875
For net assets over $5 billion                                                                      .3750
============================================================================================================



                                                                                    DIVIDEND ADVANTAGE (NAD)
                                                                                  DIVIDEND ADVANTAGE 2 (NXZ)
                                                                                  DIVIDEND ADVANTAGE 3 (NZF)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)         FUND-LEVEL FEE RATE
------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                          .4500%
For the next $125 million                                                                           .4375
For the next $250 million                                                                           .4250
For the next $500 million                                                                           .4125
For the next $1 billion                                                                             .4000
For net assets over $2 billion                                                                      .3750
============================================================================================================


Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2007, the complex-level fee rate was .1824%.


COMPLEX-LEVEL ASSETS(1)                                                              COMPLEX-LEVEL FEE RATE
-----------------------------------------------------------------------------------------------------------
For the first $55 billion                                                                          .2000%
For the next $1 billion                                                                            .1800
For the next $1 billion                                                                            .1600
For the next $3 billion                                                                            .1425
For the next $3 billion                                                                            .1325
For the next $3 billion                                                                            .1250
For the next $5 billion                                                                            .1200
For the next $5 billion                                                                            .1175
For the next $15 billion                                                                           .1150
For Managed Assets over $91 billion(2)                                                             .1400
===========================================================================================================


(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Dividend Advantage's (NAD) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JULY 31,                                     JULY 31,
--------------------------------------------------------------------------------
1999*                  .30%                     2005                        .25%
2000                   .30                      2006                        .20
2001                   .30                      2007                        .15
2002                   .30                      2008                        .10
2003                   .30                      2009                        .05
2004                   .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage (NAD) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of Dividend Advantage 2's (NXZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
--------------------------------------------------------------------------------
2001*                  .30%                     2007                        .25%
2002                   .30                      2008                        .20
2003                   .30                      2009                        .15
2004                   .30                      2010                        .10
2005                   .30                      2011                        .05
2006                   .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 2 (NXZ) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Dividend Advantage 3's (NZF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                  .30%                     2007                        .25%
2002                   .30                      2008                        .20
2003                   .30                      2009                        .15
2004                   .30                      2010                        .10
2005                   .30                      2011                        .05
2006                   .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 3 (NZF) for any portion of its fees and expenses beyond September 30, 2011.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)

6. NEW ACCOUNTING PRONOUNCEMENTS

FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by October 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2007, to shareholders of record on May 15, 2007, as follows:


                            PERFORMANCE   MUNICIPAL        MARKET    DIVIDEND      DIVIDEND      DIVIDEND
                                   PLUS   ADVANTAGE   OPPORTUNITY   ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                  (NPP)       (NMA)         (NMO)       (NAD)         (NXZ)         (NZF)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0640      $.0715        $.0635      $.0665        $.0765        $.0705
=========================================================================================================


AGREEMENT AND PLAN OF MERGER

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch, Wachovia, Citigroup, Deutsche Bank and Morgan Stanley. It is anticipated that Merrill Lynch and its affiliates will be indirect "affiliated persons" (as that term is defined in the Investment Company Act of 1940) of the Funds. Under the terms of the merger, each outstanding share of Nuveen Investments' common stock (other than dissenting shares) will be converted into the right to receive a specified amount of cash, without interest. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments shareholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement, and expiration of certain regulatory waiting periods. The obligations of Madison Dearborn Partners, LLC to consummate the merger are not conditioned on its obtaining financing. The Merger Agreement includes a "go shop" provision through July 19, 2007 during which Nuveen Investments may actively solicit and negotiate competing takeover proposals.

The consummation of the merger will be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between each Fund and the Adviser, and will result in the automatic termination of each Fund's agreement. Prior to the consummation of the merger, it is anticipated that the Board of Trustees of each Fund will consider a new investment management agreement with the Adviser. If approved by the Board, the new agreement would be presented to the Fund's shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

                      Financial
                             HIGHLIGHTS (Unaudited)

                      Financial
                             HIGHLIGHTS (Unaudited)

      Selected data for a Common share outstanding throughout each period:


                                                       Investment Operations                              Less Distributions
                                  ---------------------------------------------------------------   -------------------------------

                                                            Distributions   Distributions
                                                                 from Net            from                  Net
                      Beginning                                Investment         Capital           Investment    Capital
                         Common                       Net       Income to        Gains to            Income to   Gains to
                          Share          Net    Realized/       Preferred       Preferred               Common     Common
                      Net Asset   Investment   Unrealized          Share-          Share-               Share-     Share-
                          Value       Income  Gain (Loss)        holders+        holders+   Total      holders    holders    Total
-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                  $15.78        $ .49        $(.13)          $(.13)         $ (.01)  $ .22      $  (.38)    $ (.05)  $ (.43)
2006                      15.51         1.00          .38            (.25)             --    1.13         (.84)      (.02)    (.86)
2005                      15.87         1.02         (.26)           (.16)             --     .60         (.94)      (.02)    (.96)
2004                      15.45         1.04          .42            (.07)             --    1.39         (.97)        --     (.97)
2003                      15.38         1.07          .05            (.07)             --    1.05         (.95)      (.03)    (.98)
2002                      15.57         1.09         (.22)           (.10)           (.01)    .76         (.90)      (.04)    (.94)

MUNICIPAL ADVANTAGE (NMA)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                   15.88          .54         (.18)           (.14)             --     .22         (.43)        --     (.43)
2006                      15.70         1.08          .27            (.26)             --    1.09         (.90)      (.01)    (.91)
2005                      16.02         1.09         (.24)           (.16)             --     .69        (1.00)      (.01)   (1.01)
2004                      15.62         1.11          .41            (.08)             --    1.44        (1.03)      (.01)   (1.04)
2003                      15.41         1.13          .25            (.07)           (.01)   1.30        (1.02)      (.07)   (1.09)
2002                      15.56         1.15         (.22)           (.10)           (.03)    .80         (.94)      (.10)   (1.04)
===================================================================================================================================

                                                               Total Returns
                                                            ---------------------

                          Offering                                         Based          Ending
                         Costs and      Ending                                on             Net
                         Preferred      Common                Based       Common          Assets
                             Share       Share     Ending        on    Share Net      Applicable
                      Underwriting   Net Asset     Market    Market        Asset       to Common
                         Discounts       Value      Value     Value**      Value**  Shares (000)
------------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                      $  --      $15.57     $15.19      3.55%        1.41%      $ 933,016
2006                            --       15.78      15.09     10.78         7.50         945,222
2005                            --       15.51      14.43      3.02         3.83         929,544
2004                            --       15.87      14.95      9.10         9.30         950,993
2003                            --       15.45      14.64      9.58         6.97         925,525
2002                          (.01)      15.38      14.28      4.51         5.03         921,376

MUNICIPAL ADVANTAGE (NMA)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                         --       15.67      16.05      4.00         1.45         676,770
2006                            --       15.88      15.85     10.68         7.16         683,675
2005                            --       15.70      15.19      3.29         4.42         675,678
2004                            --       16.02      15.70      8.82         9.57         689,190
2003                            --       15.62      15.44     13.17         8.71         671,147
2002                            --       15.41      14.66      5.89         5.39         662,270
================================================================================================

                                                            Ratios/Supplemental Data
                         ------------------------------------------------------------------------------------------------
                               Ratios to Average Net Assets                     Ratios to Average Net Assets
                               Applicable to Common Shares                       Applicable to Common Shares
                            Before Credit/Reimbursement/Refund              After Credit/Reimbursement/Refund***
                         ----------------------------------------   -----------------------------------------------------

                          Expenses       Expenses             Net    Expenses       Expenses             Net   Portfolio
                         Including      Excluding      Investment   Including      Excluding      Investment    Turnover
                          Interest++(a)  Interest++(a)     Income++  Interest++(a)  Interest++(a)     Income++      Rate
-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                       1.14%*         1.14%*          6.35%*      1.13%*         1.12%*          6.36%*         2%
2006                          1.15           1.15            6.44        1.14           1.14            6.45           9
2005                          1.15           1.15            6.45        1.14           1.14            6.46           6
2004                          1.17           1.17            6.69        1.17           1.17            6.70          11
2003                          1.18           1.18            6.89        1.18           1.18            6.90          10
2002                          1.18           1.18            7.11        1.17           1.17            7.12          11

MUNICIPAL ADVANTAGE (NMA)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                       1.31*          1.16*           6.82*       1.30*          1.15*           6.84*          1
2006                          1.18           1.18            6.92        1.17           1.17            6.93          11
2005                          1.17           1.17            6.81        1.16           1.16            6.82           8
2004                          1.19           1.19            7.00        1.18           1.18            7.00           4
2003                          1.21           1.21            7.27        1.20           1.20            7.27           7
2002                          1.22           1.22            7.55        1.22           1.22            7.55          17
=========================================================================================================================

                                                                  Floating Rate Obligations
                        Preferred Shares at End of Period             at End of Period
                      --------------------------------------     ---------------------------
                         Aggregate    Liquidation                   Aggregate
                            Amount     and Market      Asset           Amount          Asset
                       Outstanding          Value   Coverage      Outstanding       Coverage
                             (000)      Per Share  Per Share            (000)     Per $1,000
--------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                   $479,000        $25,000    $73,696          $ 6,665       $212,855
2006                       479,000         25,000     74,333               --             --
2005                       479,000         25,000     73,515               --             --
2004                       479,000         25,000     74,634               --             --
2003                       479,000         25,000     73,305               --             --
2002                       479,000         25,000     73,089               --             --

MUNICIPAL ADVANTAGE (NMA)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                    358,000         25,000     72,261           36,290         29,514
2006                       358,000         25,000     72,743               --             --
2005                       358,000         25,000     72,184               --             --
2004                       358,000         25,000     73,128               --             --
2003                       358,000         25,000     71,868               --             --
2002                       358,000         25,000     71,248               --             --
============================================================================================


*     Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

*** After custodian fee credit, expense reimbursement, and legal fee refund, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended April 30, 2007.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  Spread 88-89

      Selected data for a Common share outstanding throughout each period:


                                                       Investment Operations                              Less Distributions
                                  ---------------------------------------------------------------   -------------------------------

                                                            Distributions   Distributions
                                                                 from Net            from                  Net
                      Beginning                                Investment         Capital           Investment    Capital
                         Common                       Net       Income to        Gains to            Income to   Gains to
                          Share          Net    Realized/       Preferred       Preferred               Common     Common
                      Net Asset   Investment   Unrealized          Share-          Share-               Share-     Share-
                          Value       Income  Gain (Loss)        holders+        holders+   Total      holders    holders    Total
-----------------------------------------------------------------------------------------------------------------------------------
MARKET OPPORTUNITY (NMO)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                  $15.41        $ .53        $(.20)          $(.15)         $   --   $ .18      $  (.39)    $   --   $ (.39)
2006                      15.14         1.02          .34            (.26)             --    1.10         (.83)        --     (.83)
2005                      15.48         1.03         (.29)           (.16)             --     .58         (.92)        --     (.92)
2004                      15.11         1.03          .37            (.08)             --    1.32         (.95)        --     (.95)
2003                      14.60         1.03          .50            (.08)             --    1.45         (.94)        --     (.94)
2002                      15.24         1.11         (.70)           (.11)           (.01)    .29         (.91)      (.02)    (.93)

DIVIDEND ADVANTAGE (NAD)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                   15.54          .52         (.17)           (.13)             --     .22         (.41)        --     (.41)
2006                      15.28         1.04          .32            (.24)             --    1.12         (.86)        --     (.86)
2005                      15.62         1.06         (.25)           (.15)             --     .66        (1.00)        --    (1.00)
2004                      15.17         1.09          .46            (.07)             --    1.48        (1.03)        --    (1.03)
2003                      14.94         1.10          .19            (.07)             --    1.22         (.99)        --     (.99)
2002                      14.84         1.13          .01            (.10)             --    1.04         (.94)        --     (.94)
===================================================================================================================================

                                                               Total Returns
                                                            ---------------------

                          Offering                                         Based          Ending
                         Costs and      Ending                                on             Net
                         Preferred      Common                Based       Common          Assets
                             Share       Share     Ending        on    Share Net      Applicable
                      Underwriting   Net Asset     Market    Market        Asset       to Common
                         Discounts       Value      Value     Value**      Value**  Shares (000)
------------------------------------------------------------------------------------------------
MARKET OPPORTUNITY (NMO)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                      $  --      $15.20     $14.98      2.48%        1.19%      $ 692,530
2006                            --       15.41      15.00     11.92         7.49         701,559
2005                            --       15.14      14.19      4.70         3.78         689,682
2004                            --       15.48      14.44      7.97         9.00         704,760
2003                            --       15.11      14.29     10.62        10.24         687,955
2002                            --       14.60      13.80       .49         2.03         664,914

DIVIDEND ADVANTAGE (NAD)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                         --       15.35      15.06      1.10         1.44         603,112
2006                            --       15.54      15.30     11.19         7.59         610,316
2005                            --       15.28      14.58      1.77         4.27         599,887
2004                            --       15.62      15.31      8.37        10.06         613,328
2003                            --       15.17      15.12     11.41         8.41         595,266
2002                            --       14.94      14.50      2.01         7.26         586,045
================================================================================================

                                                            Ratios/Supplemental Data
                         ------------------------------------------------------------------------------------------------
                               Ratios to Average Net Assets                     Ratios to Average Net Assets
                                Applicable to Common Shares                      Applicable to Common Shares
                            Before Credit/Reimbursement/Refund              After Credit/Reimbursement/Refund***
                         ----------------------------------------   -----------------------------------------------------

                          Expenses       Expenses             Net    Expenses       Expenses             Net   Portfolio
                         Including      Excluding      Investment   Including      Excluding      Investment    Turnover
                          Interest++(a)  Interest++(a)     Income++  Interest++(a)  Interest++(a)     Income++      Rate
-------------------------------------------------------------------------------------------------------------------------
MARKET OPPORTUNITY (NMO)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                       1.35%*         1.18%*          6.94%*      1.33%*         1.16%*          6.96%*         2%
2006                          1.19           1.19            6.73        1.18           1.18            6.74          14
2005                          1.19           1.19            6.66        1.18           1.18            6.67           7
2004                          1.21           1.21            6.75        1.19           1.19            6.77           4
2003                          1.25           1.25            6.94        1.25           1.25            6.94           9
2002                          1.24           1.24            7.50        1.24           1.24            7.51          13

DIVIDEND ADVANTAGE (NAD)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                       1.14*          1.12*           6.51*        .90*           .88*           6.75*          2
2006                          1.12           1.12            6.54         .83            .83            6.83           8
2005                          1.17           1.17            6.48         .80            .80            6.84          11
2004                          1.14           1.14            6.69         .70            .70            7.12           7
2003                          1.35           1.35            6.78         .89            .89            7.24           3
2002                          1.25           1.25            7.24         .80            .80            7.70           7
=========================================================================================================================

                                                                  Floating Rate Obligations
                        Preferred Shares at End of Period             at End of Period
                      --------------------------------------     ---------------------------
                         Aggregate    Liquidation                   Aggregate
                            Amount     and Market      Asset           Amount          Asset
                       Outstanding          Value   Coverage      Outstanding       Coverage
                             (000)      Per Share  Per Share            (000)     Per $1,000
--------------------------------------------------------------------------------------------
MARKET OPPORTUNITY (NMO)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                   $380,000        $25,000    $70,561          $36,660       $ 30,256
2006                       380,000         25,000     71,155               --             --
2005                       380,000         25,000     70,374               --             --
2004                       380,000         25,000     71,366               --             --
2003                       380,000         25,000     70,260               --             --
2002                       380,000         25,000     68,744               --             --

DIVIDEND ADVANTAGE (NAD)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                    295,000         25,000     76,111           13,630         66,892
2006                       295,000         25,000     76,722               --             --
2005                       295,000         25,000     75,838               --             --
2004                       295,000         25,000     76,977               --             --
2003                       295,000         25,000     75,446               --             --
2002                       295,000         25,000     74,665               --             --
============================================================================================


*     Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

*** After custodian fee credit, expense reimbursement, and legal fee refund, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended April 30, 2007.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  Spread 90-91

      Selected data for a Common share outstanding throughout each period:


                                                       Investment Operations                              Less Distributions
                                  ---------------------------------------------------------------   -------------------------------

                                                            Distributions   Distributions
                                                                 from Net            from                  Net
                      Beginning                                Investment         Capital           Investment    Capital
                         Common                       Net       Income to        Gains to            Income to   Gains to
                          Share          Net    Realized/       Preferred       Preferred               Common     Common
                      Net Asset   Investment   Unrealized          Share-          Share-               Share-     Share-
                          Value       Income  Gain (Loss)        holders+        holders+   Total      holders    holders    Total
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND ADVANTAGE 2 (NXZ)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                  $16.02        $ .57        $(.11)          $(.13)         $   --   $ .33      $  (.46)    $   --   $ (.46)
2006                      15.80         1.12          .32            (.24)             --    1.20         (.98)        --     (.98)
2005                      15.63         1.13          .22            (.15)             --    1.20        (1.03)        --    (1.03)
2004                      15.13         1.12          .51            (.07)             --    1.56        (1.03)      (.03)   (1.06)
2003                      14.89         1.16          .17            (.07)             --    1.26        (1.01)      (.01)   (1.02)
2002                      15.07         1.15         (.32)           (.10)             --     .73         (.91)      (.01)    (.92)

DIVIDEND ADVANTAGE 3 (NZF)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                   15.54          .54         (.12)           (.13)           (.01)    .28         (.43)      (.02)    (.45)
2006                      15.32         1.07          .29            (.24)             --    1.12         (.90)        --     (.90)
2005                      15.36         1.06          .01            (.15)             --     .92         (.96)        --     (.96)
2004                      14.74         1.06          .59            (.07)             --    1.58         (.96)        --     (.96)
2003                      14.56         1.07          .10            (.07)             --    1.10         (.93)        --     (.93)
2002                      14.47         1.03          .16            (.10)             --    1.09         (.91)        --     (.91)
===================================================================================================================================

                                                               Total Returns
                                                            ---------------------


                          Offering                                         Based          Ending
                         Costs and      Ending                                on             Net
                         Preferred      Common                Based       Common          Assets
                             Share       Share     Ending        on    Share Net      Applicable
                      Underwriting   Net Asset     Market    Market        Asset       to Common
                         Discounts       Value      Value     Value**      Value**  Shares (000)
------------------------------------------------------------------------------------------------
DIVIDEND ADVANTAGE 2 (NXZ)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                      $  --      $15.89     $17.00      5.90%        2.08%      $ 466,879
2006                            --       16.02      16.50     11.95         7.86         470,189
2005                            --       15.80      15.64      8.58         7.83         462,862
2004                            --       15.63      15.38     11.16        10.67         457,552
2003                            --       15.13      14.85     14.39         8.67         443,101
2002                           .01       14.89      13.91      (.81)        5.16         435,907

DIVIDEND ADVANTAGE 3 (NZF)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                         --       15.37      15.82      2.51         1.84         620,472
2006                            --       15.54      15.88     16.90         7.57         626,836
2005                            --       15.32      14.41      6.11         6.09         617,358
2004                            --       15.36      14.50     12.45        11.10         619,118
2003                           .01       14.74      13.80      9.04         7.82         594,154
2002                          (.09)      14.56      13.53     (4.26)        7.20         586,799
================================================================================================

                                                            Ratios/Supplemental Data
                         ------------------------------------------------------------------------------------------------
                               Ratios to Average Net Assets                     Ratios to Average Net Assets
                               Applicable to Common Shares                       Applicable to Common Shares
                            Before Credit/Reimbursement/Refund              After Credit/Reimbursement/Refund***
                         ----------------------------------------   -----------------------------------------------------

                          Expenses       Expenses             Net    Expenses       Expenses             Net   Portfolio
                         Including      Excluding      Investment   Including      Excluding      Investment    Turnover
                          Interest++(a)  Interest++(a)     Income++  Interest++(a)  Interest++(a)     Income++      Rate
-------------------------------------------------------------------------------------------------------------------------
DIVIDEND ADVANTAGE 2 (NXZ)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                       1.20%*         1.11%*          6.87%*       .82%*          .74%*          7.25%*         4%
2006                          1.11           1.11            6.70         .70            .70            7.11           5
2005                          1.12           1.12            6.66         .67            .67            7.12           2
2004                          1.14           1.14            6.87         .69            .69            7.32           3
2003                          1.17           1.17            7.20         .71            .71            7.66          11
2002                          1.17           1.17            7.32         .70            .70            7.79           9

DIVIDEND ADVANTAGE 3 (NZF)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                       1.30*          1.13*           6.68*        .92*           .74*           7.06*          4
2006                          1.13           1.13            6.51         .68            .68            6.96           9
2005                          1.13           1.13            6.39         .68            .68            6.84           3
2004                          1.15           1.15            6.64         .69            .69            7.10           3
2003                          1.17           1.17            6.80         .71            .71            7.26           3
2002                          1.17           1.17            6.78         .70            .70            7.25           7
=========================================================================================================================

                                                                  Floating Rate Obligations
                        Preferred Shares at End of Period             at End of Period
                      --------------------------------------     ---------------------------
                         Aggregate    Liquidation                   Aggregate
                            Amount     and Market      Asset           Amount          Asset
                       Outstanding          Value   Coverage      Outstanding       Coverage
                             (000)      Per Share  Per Share            (000)     Per $1,000
--------------------------------------------------------------------------------------------
DIVIDEND ADVANTAGE 2 (NXZ)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                   $222,000        $25,000    $77,576          $23,365       $ 30,483
2006                       222,000         25,000     77,949               --             --
2005                       222,000         25,000     77,124               --             --
2004                       222,000         25,000     76,526               --             --
2003                       222,000         25,000     74,899               --             --
2002                       222,000         25,000     74,089               --             --

DIVIDEND ADVANTAGE 3 (NZF)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2007(b)                    312,000         25,000     74,717           30,780         31,295
2006                       312,000         25,000     75,227               --             --
2005                       312,000         25,000     74,468               --             --
2004                       312,000         25,000     74,609               --             --
2003                       312,000         25,000     72,608               --             --
2002                       312,000         25,000     72,019               --             --
============================================================================================


*     Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

*** After custodian fee credit, expense reimbursement, and legal fee refund, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended April 30, 2007.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  Spread 92-93

Reinvest Automatically
         EASILY AND CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
        TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Notes

Notes

Other Useful
        INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

For Funds listed on the New York Stock Exchange, each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

BOARD OF DIRECTORS/TRUSTEES

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN

State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL

Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Chicago, IL

EACH FUND INTENDS TO REPURCHASE SHARES OF ITS OWN COMMON STOCK IN THE FUTURE AT SUCH TIMES AND IN SUCH AMOUNTS AS IS DEEMED ADVISABLE. NO SHARES WERE REPURCHASED DURING THE PERIOD COVERED BY THIS REPORT. ANY FUTURE REPURCHASES WILL BE REPORTED TO SHAREHOLDERS IN THE NEXT ANNUAL OR SEMIANNUAL REPORT.

Nuveen Investments:
SERVING Investors
              For GENERATIONS

Photo of: 2 women looking at a photo album.



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $166 billion in assets, as of March 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

BE SURE TO OBTAIN A PROSPECTUS, WHERE APPLICABLE. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVE AND POLICIES, RISK CONSIDERATIONS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION RELEVANT TO AN INVESTMENT IN THE FUND. FOR A PROSPECTUS, PLEASE CONTACT YOUR SECURITIES REPRESENTATIVE OR NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

o     Share prices

o     Fund details

o     Daily financial news

o     Investor education

o     Interactive planning tools

                                                                      Learn more
                                                           about Nuveen Funds at
                                                              www.nuveen.com/cef

                                                                          [LOGO]
                                                                NUVEEN
                                                                   INVESTMENTS

ESA-B-0407D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Advantage Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          Vice President and Secretary

Date: July 9, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 9, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 9, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.